Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (3.3%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,107
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,108
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,424
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	4,131
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,521
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,623
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,129
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,480
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,398
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,462
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,103
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,095
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	818
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	12,310	12,919
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	39,009
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,633
Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,241
Auburn AL GO	5.000%	8/1/39	2,000	2,260
Auburn AL GO	5.000%	8/1/41	2,540	2,841
Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,487
Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,784
Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,656
Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	950
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	769
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	842
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	400
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	426
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	367
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	516
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	411
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	407
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	610
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,205
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,172
	Birmingham Water Works Board Water Revenue	5.000%	1/1/29	400	442
	Birmingham Water Works Board Water Revenue	5.000%	1/1/31	900	1,032
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,326
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,233
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,607
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,954
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,302
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,778
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,707
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,763
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,347
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	2,930
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,224
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	87,720	87,856
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	17,660	18,796
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	89,075	95,397
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	106,575	103,412
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	72,980	73,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,508
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,960
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	79,845	79,969
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	108,600	113,499
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.220%	10/1/52	71,250	69,165
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	37,860	38,017
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	16,144
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	87,860	93,685
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	36,165	38,734
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	19,025	20,576
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	57,890	63,815
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	521
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	545
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	472
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,529
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,639
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	14,900	16,251
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	50,355	56,159
	Hoover AL GO	5.000%	3/1/41	4,850	5,507
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,561
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	701
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	537
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,073
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	537
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,113
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,079
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,008
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,132
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,150
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,588
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL GO	5.000%	5/1/25	2,535	2,601
	Huntsville AL GO	5.000%	5/1/26	2,660	2,794
	Huntsville AL GO	5.000%	5/1/34	3,515	3,785
	Huntsville AL GO	5.000%	5/1/35	3,690	3,971
	Huntsville AL GO	5.000%	5/1/35	3,000	3,228
	Huntsville AL GO	5.000%	5/1/36	3,875	4,154
	Huntsville AL GO	5.000%	5/1/36	4,330	4,641
	Huntsville AL GO	5.000%	5/1/36	5,055	5,584
	Huntsville AL GO	5.000%	5/1/37	4,070	4,345
	Huntsville AL GO	5.000%	5/1/37	3,050	3,256
	Huntsville AL GO	5.000%	5/1/37	5,055	5,548
	Huntsville AL GO	5.000%	5/1/38	2,270	2,413
	Huntsville AL GO	5.000%	3/1/41	2,250	2,562
	Huntsville AL GO	5.000%	3/1/42	845	956
	Huntsville AL GO	5.000%	3/1/42	4,020	4,549
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,538
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,697
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,563
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,529
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,609
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,382
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,515
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,554
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	25,198
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,743
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,753
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,048
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,094
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,608
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	4.400%	2/1/24	19,210	19,210
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,763
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,777
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,786
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	6,078
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,706
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,661
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	8,087
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,331
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	7,142
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,518
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,179
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	17,183
	Jefferson County AL Sewer Revenue	5.000%	10/1/25	1,255	1,293
	Jefferson County AL Sewer Revenue	5.000%	10/1/27	1,295	1,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,270	1,402
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,100	2,348
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	2,195	2,480
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,425	5,056
	Jefferson County AL Sewer Revenue	5.000%	10/1/33	6,000	6,929
	Jefferson County AL Sewer Revenue	5.000%	10/1/34	6,500	7,486
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	5,700	6,515
	Jefferson County AL Sewer Revenue	5.000%	10/1/36	6,000	6,815
	Jefferson County AL Sewer Revenue	5.000%	10/1/37	6,000	6,748
	Jefferson County AL Sewer Revenue	5.000%	10/1/38	4,000	4,462
	Jefferson County AL Sewer Revenue	5.000%	10/1/39	8,500	9,404
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	2,000	2,251
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	2,000	2,234
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	11,250	12,492
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	10,250	11,334
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	10,600	11,688
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	14,130	15,497
[1]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,684
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,646
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	83,089
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.650%	1/10/25	6,360	6,362
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.780%	6/16/26	4,215	4,237
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,653
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,724
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,599
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,115
	Montgomery AL GO	3.000%	12/1/33	4,780	4,594
	Montgomery AL GO	3.000%	12/1/34	3,415	3,258
	Montgomery AL GO	3.000%	12/1/35	1,500	1,422
	Montgomery AL GO	4.000%	12/1/35	500	524
	Montgomery AL GO	3.000%	12/1/37	1,000	912
	Montgomery AL GO	3.000%	12/1/38	1,000	895
	Montgomery AL GO	3.000%	12/1/39	1,000	878
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	215
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	319
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	208
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	150
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	224
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	435
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,220
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,098
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,232
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,069
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,343
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,540
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,740
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,921
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,224
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	239,270	239,536
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	114,310	122,046
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	35,446
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	6/1/29	2,995	3,018
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	6/1/30	2,195	2,213
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	12/1/31	455	452
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	21,215	21,174
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	32,665	35,412
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	9,785	10,197
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	118,390	126,276
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	18,713
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,264
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	362
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,119
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,677
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,101
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,580
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,133
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	483
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	684
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	665
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,104
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,136
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,100
	University of Alabama At Birmingham College & University Revenue	4.000%	10/1/36	3,000	3,172
	University of Alabama College & University Revenue	3.000%	7/1/37	1,235	1,117
[3]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	375
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,753
[3]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,136
[3]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	809
[3]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,416
[3]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	588
[3]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,157
[3]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	448
[3]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	469
[3]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,178
[3]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,311
[3]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,427
[3]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,013
[3]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,032
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	7,825	7,780
					2,343,914
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,767
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,344
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,308
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	273
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,630
[5]	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,170	4,557
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,219
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,114
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,186
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	1,021
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,289
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,051
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,070
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	984
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,079
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,495
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,813
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	513
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,385
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,471
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,266
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,067
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	899
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,449
[4]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.430%	2/1/24	6,750	6,750
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,384
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,566
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,702
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,138
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,233
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,672
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,237
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,236
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,357
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,118
	Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,339
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	789
	Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	1,082
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,341
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,083
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,067
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	1,021
	North Slope Borough AK GO	5.000%	6/30/27	900	968
	North Slope Borough AK GO	5.000%	6/30/28	1,945	2,129
	North Slope Borough AK GO	5.000%	6/30/30	1,140	1,292
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,108
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	892
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,570	2,877
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,189
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,878
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,595
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	3,200	3,298
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,500	1,532
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,527
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,121
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,753
					137,731
Arizona (1.8%)
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,227
	Arizona COP, ETM	5.000%	10/1/27	13,400	14,539
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,573
	Arizona COP, ETM	5.000%	10/1/29	17,350	19,688
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,603
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,723
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,239
[6,7]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	9,430
[8]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	13,746
[8]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	13,702
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	3,985
[4,9]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	5,510	5,510
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,000	8,538
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	492
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	732
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,287
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	936
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	782
[4]	Arizona IDA Charter School Aid Revenue	4.500%	7/1/33	515	509
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,099
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,150
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,017
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,124
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/38	300	296
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	2,060	2,094
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	594
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	950	1,025
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	981
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	829
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	835
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	835
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	1,305	1,398
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	855	911
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	1,800	1,911
[4]	Arizona IDA Charter School Aid Revenue	5.250%	7/1/43	275	271
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	530	514
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	135
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	142
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	137
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	697
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	716
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	727
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	748
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	756
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	778
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	787
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,596
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,628
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	170	175
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	176
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	165
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	207
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	217
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	227
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	231
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	240
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	664
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/41	1,390	1,316
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	57
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	63
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	69
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	76
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	76
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	325	352
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	341
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	338
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	1,100	1,106
Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	309
Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	469
Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	461
Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	361
Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	220
Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	462
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	226
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	356
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,238
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	443
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,200
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	1,127
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	766
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,582
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,784
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	548
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,563
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,730
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,954
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,940
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,263
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,160
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,270
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,049
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,601
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,298
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	8,650	10,046
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	425
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	352
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	774
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	357
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	356
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	383
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	260
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	601
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	834
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	696
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	507
[4,9]	Arizona IDA Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	7,636	7,636
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.470%	2/1/24	115,700	115,700
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	90
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	297
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	156
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	420
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	488
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	360
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	59
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,719
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,529
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	6,045
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,966
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,747
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	7,456
[4,9]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	18,300	18,300
	Arizona State University College & University Revenue	5.000%	7/1/26	810	854
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,764
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	1,913
	Arizona State University College & University Revenue	5.000%	7/1/28	840	900
	Arizona State University College & University Revenue	5.000%	7/1/30	715	721
	Arizona State University College & University Revenue	5.000%	7/1/31	725	744
	Arizona State University College & University Revenue	5.000%	7/1/32	895	919
	Arizona State University College & University Revenue	5.000%	7/1/33	700	718
	Arizona State University College & University Revenue	5.000%	7/1/33	750	755
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	7/1/34	750	754
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,335
	Arizona State University College & University Revenue	5.000%	7/1/35	605	620
	Arizona State University College & University Revenue	5.000%	7/1/35	750	754
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,364
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,006
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,587
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,221
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	764
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	393
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,269
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	6,082
	Chandler AZ GO	5.000%	7/1/25	15,625	16,108
	Chandler AZ GO	5.000%	7/1/26	10,725	11,316
	Chandler AZ GO	5.000%	7/1/27	5,800	6,258
	Chandler AZ GO	5.000%	7/1/28	8,800	9,711
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,820	18,089
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	380
[4]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	8,380	8,380
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	19,000	19,336
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/27	3,495	3,765
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/29	2,500	2,694
	Glendale AZ GO	4.000%	7/1/41	1,920	1,959
	Glendale AZ GO	4.000%	7/1/42	2,000	2,030
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,970
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,579
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,824
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,536
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	255	260
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	609
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	115
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	157
[5]	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/34	400	440
[5]	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/35	250	274
[5]	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/36	200	218
[5]	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/38	250	270
[5]	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/39	225	242
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,164
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,266
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	509
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,104
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	784
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,489
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	5,433
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,552
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,846
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,294
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,550
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,113
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,908
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,201
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,069
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,389
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	875
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	707
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,676
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,680
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	757
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,200
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,460	3,592
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	8,590	9,230
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	21,090
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,247
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,350	7,548
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,427
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,974
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,583
	Maricopa County Unified School District No. 4 Mesa GO (Project of 2018)	5.000%	7/1/29	965	1,084
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,485
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,084
	Maricopa County Unified School District No. 80 Chandler (School Improvement Project) GO	5.000%	7/1/29	875	937
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,741
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,649
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,637
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,022
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,237
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,946
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	353
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	295
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	448
	Mesa AZ GO	5.000%	7/1/28	2,690	2,967
	Mesa AZ GO	5.000%	7/1/29	2,825	3,186
	Mesa AZ GO	5.000%	7/1/39	2,500	2,921
	Mesa AZ GO	5.000%	7/1/40	4,835	5,620
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/43	4,565	5,113
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,245
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,393
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,735
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,636
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,487
[4]	Phoenix City IDA Charter School Aid Revenue	5.000%	7/1/36	7,540	7,592
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,889
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	2,565	2,583
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	6,440	6,696
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,195
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	13,471
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,960
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	6,000	6,289
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	1,625	1,741
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	5,120	5,366
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,792
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,813
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,429
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	12,104
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	6,845	7,030
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,831
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,917
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	13,390
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,134
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	26,231
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,447
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,456
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,689
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	9,130
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,375
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	21,292
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	9,077
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,224
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,471
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	3,174
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	2,500	2,567
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,866
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,719
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,769
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	13,465	14,717
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,183
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	386
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	257
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	373
Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	256
Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	729
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	311
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	714
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	838
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,363
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	366
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,455
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	378
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	1,850	1,857
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,274
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,670
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	841
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,388
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,353
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,465
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/45	1,130	1,132
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,340
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,582
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,632
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,265
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	13,054
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	823
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	5,280	5,434
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	9,171
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	4,250	4,828
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	6,000	6,794
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,557
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,572
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	8,075
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	285
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	22,535	24,496
[4]	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/38	4,845	4,860
[4]	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/42	4,460	4,393
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,904
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,885
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,127
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,314
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,068
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,269
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,260
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,017
Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,514
				1,262,724
Arkansas (0.1%)
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,553
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,873
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,651
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,605
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,133
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,333
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,185
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,323
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,413
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,924
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,446
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,282
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,088
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,433
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,118
Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,345
Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,650
Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,686
Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	60	60
El Dorado Special School District No. 15 GO	5.000%	2/1/37	2,010	2,165
El Dorado Special School District No. 15 GO	5.000%	2/1/38	2,110	2,263
El Dorado Special School District No. 15 GO	5.000%	2/1/39	2,215	2,365
El Dorado Special School District No. 15 GO	5.000%	2/1/40	2,325	2,476
El Dorado Special School District No. 15 GO	5.000%	2/1/41	2,440	2,595
El Dorado Special School District No. 15 GO	5.000%	2/1/42	2,565	2,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Little Rock School District GO	2.000%	2/1/39	8,420	6,193
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	211
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	199
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,146
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,462
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,947
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,109
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,805
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,358
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,568
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,933
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	4.000%	4/1/24	1,860	1,862
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	2,695	2,703
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,025	1,028
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,316
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	590
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	636
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,554
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,209
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,215
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,224
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,370
					96,324
California (8.6%)
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,965	2,084
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,543
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	815
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	653
[11]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	5,000	5,715
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,707
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	788
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,185
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	7,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	4,038
	Antelope Valley Community College District GO	0.010%	8/1/34	1,200	832
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	614
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	663
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,888
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	26,192
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	41,399
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	15,225
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	63,408
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,125	18,958
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	52,752
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	35,135	34,501
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,112
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	4/1/56	10,000	9,761
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.120%	4/1/36	1,605	1,611
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,416
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,836
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/30	4,180	4,469
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/31	4,395	4,729
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	56,765	56,893
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	99,270	105,157
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	55,180	60,757
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	128,580	138,044
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	64,300	64,695
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	132,455	141,689
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	27,420	28,962
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	70,000	75,101
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	69,435	70,040
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	4/1/32	96,000	103,570
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	7,986
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	645
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	553
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,870
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,100
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/30	1,945	2,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/31	2,475	2,726
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/32	2,605	2,886
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/33	1,375	1,528
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,020	1,122
[8]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,765
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	11,685	14,519
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	14,205	17,650
[4]	California Educational Facilities Authority Revenue TOB VRDO	3.860%	2/1/24	7,200	7,200
	California GO	5.000%	4/1/26	33,005	34,606
	California GO	5.000%	9/1/26	5,355	5,671
	California GO	5.000%	10/1/26	2,750	2,918
	California GO	5.000%	10/1/26	10,000	10,612
	California GO	5.000%	4/1/27	42,620	45,779
	California GO	5.000%	4/1/27	13,085	14,055
	California GO	3.500%	8/1/27	21,000	21,526
	California GO	5.000%	10/1/27	1,025	1,114
	California GO	5.000%	10/1/27	24,000	26,075
	California GO	5.000%	4/1/28	13,190	14,501
	California GO	5.000%	9/1/28	18,000	19,978
	California GO	5.000%	9/1/28	10,000	11,099
	California GO	5.000%	10/1/28	5,350	5,949
	California GO	5.000%	11/1/28	7,770	8,429
	California GO	5.000%	11/1/28	5,000	5,571
	California GO	5.000%	12/1/28	9,635	10,755
	California GO	5.000%	4/1/29	1,450	1,632
	California GO	5.000%	4/1/29	15,215	17,129
	California GO	5.000%	9/1/29	7,030	7,450
	California GO	5.000%	9/1/29	10,000	11,366
	California GO	5.000%	9/1/29	47,945	54,494
	California GO	5.000%	10/1/29	10,000	10,113
	California GO	5.000%	10/1/29	40,675	46,319
	California GO	5.000%	10/1/29	16,900	19,245
	California GO	5.000%	11/1/29	5,000	5,705
	California GO	5.000%	4/1/30	4,910	5,519
	California GO	5.000%	4/1/30	6,320	7,260
	California GO	5.000%	4/1/30	1,700	1,953
	California GO	5.000%	5/1/30	30,000	30,122
	California GO	4.000%	8/1/30	12,400	12,704
	California GO	5.000%	8/1/30	15,000	15,849
	California GO	5.000%	8/1/30	10,000	10,566
	California GO	5.000%	9/1/30	5,000	5,789
	California GO	5.000%	9/1/30	29,910	34,628
	California GO	5.000%	10/1/30	1,485	1,722
	California GO	5.000%	10/1/30	3,275	3,797
	California GO	5.000%	11/1/30	10,000	11,613
	California GO	3.500%	12/1/30	7,500	7,511
	California GO	5.000%	4/1/31	10,640	12,450
	California GO	5.000%	9/1/31	32,920	38,810
	California GO	5.000%	10/1/31	24,000	24,257
	California GO	5.000%	10/1/31	3,645	4,303
	California GO	5.000%	11/1/31	10,000	10,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/32	26,035	29,172
	California GO	5.000%	4/1/32	5,855	6,974
[3]	California GO	5.250%	8/1/32	5,560	6,659
	California GO	5.000%	9/1/32	15,000	15,007
	California GO	5.000%	9/1/32	5,500	6,599
	California GO	4.000%	11/1/32	4,805	5,010
	California GO	5.000%	4/1/33	12,000	13,443
	California GO	4.000%	8/1/33	26,000	26,497
	California GO	5.000%	8/1/33	14,000	14,732
	California GO	4.000%	9/1/33	26,050	26,563
	California GO	3.000%	10/1/33	9,000	9,000
	California GO	5.000%	10/1/33	6,000	6,054
	California GO	3.000%	11/1/33	2,620	2,628
	California GO	5.000%	3/1/34	1,000	1,144
	California GO	4.000%	8/1/34	5,030	5,118
	California GO	5.000%	8/1/34	4,190	4,399
	California GO	5.000%	9/1/34	1,655	1,740
	California GO	3.000%	10/1/34	21,275	21,215
	California GO	5.000%	10/1/34	10,000	10,089
	California GO	3.000%	11/1/34	3,200	3,203
	California GO	5.000%	11/1/34	7,770	8,987
	California GO	5.000%	11/1/34	2,590	2,996
	California GO	5.000%	12/1/34	1,550	1,622
	California GO	5.000%	4/1/35	6,435	7,187
	California GO	5.000%	4/1/35	7,060	7,787
	California GO	5.000%	8/1/35	5,000	5,132
	California GO	4.000%	9/1/35	10,000	10,164
	California GO	5.000%	9/1/35	3,115	3,702
	California GO	3.000%	10/1/35	61,285	60,635
	California GO	5.000%	10/1/35	2,500	2,998
	California GO	3.000%	11/1/35	2,300	2,285
	California GO	4.000%	11/1/35	2,090	2,254
	California GO	5.000%	11/1/35	22,035	25,353
	California GO	4.000%	3/1/36	9,680	10,333
	California GO	5.000%	9/1/36	2,000	2,093
	California GO	5.000%	9/1/36	11,555	13,895
	California GO	3.000%	10/1/36	6,015	5,811
	California GO	4.000%	10/1/36	2,590	2,780
	California GO	5.000%	10/1/36	2,145	2,561
	California GO	5.000%	12/1/36	1,000	1,147
	California GO	3.000%	10/1/37	6,800	6,444
	California GO	5.000%	10/1/37	6,930	8,013
	California GO	5.000%	11/1/37	8,660	10,176
	California GO	4.000%	3/1/38	4,930	5,190
	California GO	4.000%	10/1/39	2,415	2,547
	California GO	5.000%	10/1/39	2,250	2,644
	California GO	4.000%	11/1/40	1,825	1,910
	California GO	4.000%	10/1/41	20,760	21,541
	California GO	4.000%	4/1/42	5,000	5,191
	California GO	5.000%	4/1/42	4,300	4,576
	California GO	5.000%	9/1/42	12,540	14,395
	California GO	4.000%	10/1/42	5,000	5,211
	California GO	5.000%	10/1/42	43,365	47,247
	California GO	5.000%	10/1/42	10,000	11,566
	California GO	5.000%	9/1/43	45,500	52,644
[9]	California GO VRDO	3.700%	2/1/24	41,965	41,965
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,899
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,246
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,212
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,445
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,424
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,659
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,316
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,683
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	32,840	33,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,758
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,865
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,243
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	44,038
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	32,875	36,720
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	21,324	21,440
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,208	7,219
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	84,085	82,832
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	42,936	40,456
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,358	51,337
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,961	8,914
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	3,000	3,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	68,000	71,909
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,297
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	5,500	5,469
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	12/1/50	3,600	3,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Municipal Finance Authority COP	5.250%	11/1/35	1,220	1,440
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	275	274
[4]	California Municipal Finance Authority Local or Guaranteed Revenue TOB VRDO	3.400%	2/1/24	13,870	13,870
[4]	California Municipal Finance Authority Local or Guaranteed Revenue TOB VRDO	4.400%	2/1/24	8,480	8,480
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,565	1,523
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,240	3,273
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,418
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/24	900	912
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,443
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	16,342
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	7,070
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	5,000	5,716
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	3,355	3,872
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	7,186
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	10,230	11,864
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,400	2,554
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	6,550	7,131
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	10,000	11,729
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,673
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	15,471
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,797
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	3,200
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,767
	California State University College & University Revenue	5.000%	11/1/30	8,400	9,088
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,436
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,637
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,045
	California State University College & University Revenue	5.000%	11/1/34	10,270	11,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,760
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,536
	California State University College & University Revenue	5.000%	11/1/36	7,165	8,103
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,386
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,733
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,412
	California State University College & University Revenue	5.000%	11/1/41	12,445	12,909
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,245
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,170
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,164
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	4,023
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	21,590
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,840	4,589
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,652
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,068
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,046
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,061
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,581
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,097
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,043
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,234
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,930	40,133
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,725	24,266
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	17,915	20,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,725	4,024
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,225	4,564
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,012
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,022
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,047
[4,9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/1/24	2,000	2,000
[4,9]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.400%	2/1/24	11,245	11,245
[4]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.400%	2/1/24	11,676	11,676
	Cerritos Community College District GO	0.000%	8/1/28	1,000	877
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,532
	Cerritos Community College District GO	0.000%	8/1/31	1,000	802
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,395	1,370
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,944
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,564
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	828
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,423
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,344
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,025
[3]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,799
[3]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,805
[3]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,883
	Chula Vista Elementary School District GO	4.000%	8/1/43	3,000	3,118
	Chula Vista Elementary School District GO	4.000%	8/1/44	2,095	2,171
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,142
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,295
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,364
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,427
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,496
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,449
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,655
[8]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Concord CA COP	2.125%	4/1/41	2,275	1,707
[3]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,673
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,350	20,034
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,260	7,282
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,945	3,585
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,258
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,526
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,890	1,849
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,417
[4]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.400%	2/1/24	12,300	12,300
[3]	Downey Unified School District GO	2.000%	8/1/38	1,080	826
[3]	Downey Unified School District GO	2.000%	8/1/39	1,005	749
[3]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,870
[3]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,231
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,203
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,884
[3]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,795
	East Side Union High School District GO	2.000%	8/1/34	8,120	6,950
[3]	East Side Union High School District GO	3.000%	8/1/34	4,530	4,424
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,851
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,361
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,334
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,528
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,009
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	770
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,196
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,171
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,811
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,411
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,256
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,664
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,948
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,743
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,483
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	837
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	634
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,125
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	22,592
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,320
	Fresno Unified School District GO	3.000%	8/1/36	1,000	941
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,270
[6]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,596
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,679
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,559
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	46,353
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	11,072
[3]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,601
[1]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,601
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,902
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,062
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,038
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,236
[3]	Kern Community College District GO	0.000%	11/1/26	10,210	9,374
	Kern Community College District GO	3.000%	8/1/40	3,030	2,682
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,464
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,344
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,754
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	172
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	253
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	344
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,146
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,365
[6]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,320
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,761
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	8,985
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,119
[4,9]	Los Angeles CA Local or Guaranteed Housing Revenue TOB VRDO	3.400%	2/1/24	36,995	36,995
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,967
	Los Angeles CA Unified School District GO	3.000%	7/1/35	3,355	3,277
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	18,584
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	27,798
	Los Angeles CA Unified School District GO	4.000%	7/1/37	3,000	3,177
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,545
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,304
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,905	8,382
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,371
Los Angeles CA Unified School District GO	4.000%	7/1/40	4,670	4,872
Los Angeles CA Unified School District GO	4.000%	7/1/41	2,400	2,479
Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,353
Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,331
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,523
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,233
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,156
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,309
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,212
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	9,127
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,795
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	17,428
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	20,550
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,689
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	16,135
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	20,109
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,279
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	758
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	18,298
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,606
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	17,324
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	22,113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	12,325	13,895
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	9,528
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,051
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	6,348
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,749
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,764
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,193
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	944
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,219

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,112
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	430
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,162
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,599
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	14,445	15,141
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,071
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	28,164
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,669
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	6,631
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,775
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,150
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,264
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	23,055	24,645
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	36,000	39,820
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	16,270	17,346
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	17,150	18,910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,838
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	750	815
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,522
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,956
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,364
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,181
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,751
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	6,300	7,133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,859
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	33,540	37,873
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,270
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,549
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,020	9,202
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,850	10,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,315	9,742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,244
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,887
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,690	4,292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,790	8,981
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,050	1,211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,265	2,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,125	4,709
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,218
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,680
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,675
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,863
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	19,907
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	23,670
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,773
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	12,041
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	16,269
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	19,965	22,398
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	18,982
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,352
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	38,993
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.920%	2/1/24	15,300	15,300
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/26	1,400	1,475
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,446
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,629
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/33	2,200	2,704
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,051
[8]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,382
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	8,800	9,960
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	976
	Milpitas CA Unified School District GO	2.000%	8/1/40	3,130	2,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,409
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,085
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,660
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	18,359
[3]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	903
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,201
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	2,525	2,634
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,567
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,640
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	11,317
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	14,005
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	17,900
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	16,739
[6]	Palomar Health GO	0.000%	8/1/30	7,000	5,691
[6]	Palomar Health GO	0.000%	8/1/32	9,300	7,042
	Palomar Health GO	4.000%	8/1/34	5,725	5,797
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,504
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,024
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,276
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	913
	Pleasanton Unified School District GO	4.000%	8/1/40	600	624
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	1,037
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,277
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,274
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,220
[3]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,980
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,419
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,315
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,799
[1]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/30	2,885	2,993
[1]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,238
[4,9]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.500%	2/1/24	23,550	23,550
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	7,061
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	9,942
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	12,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,629
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,473
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,320
	Riverside County Transportation Commission Highway Revenue	0.010%	6/1/26	3,625	3,309
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,232
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	4,286
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,603
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,206
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,112
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,669
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,132
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	4,050
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,508
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,851
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,713
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,786
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,446
[3]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,609
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	287
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	362
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	167
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	215
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,751
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,058
[4,9,13]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.930%	2/1/24	14,365	14,365
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,324
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,732
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,192
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,851
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,171
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	7,500	8,546
	San Diego CA Unified School District GO	0.000%	7/1/30	4,355	3,652
	San Diego CA Unified School District GO	0.000%	7/1/30	6,915	5,734
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	630
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,124
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	881
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,071
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,422
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	943
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,188
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	937
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,578
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,541
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,940
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,038
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,404
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	10,380
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	3,085
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	9,129
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	13,435	14,295
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,829
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,780
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	4,480
[4]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.500%	2/1/24	26,280	26,280
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,588
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,661
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,091
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,763
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,089
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,859
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,964
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,059
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,145
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,060
	San Francisco CA City & County GO	5.000%	6/15/29	4,350	4,960
	San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,544
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,241
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,380
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,035
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,340
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,546

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,140
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,469
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,970
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,310	1,408
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	7,500	7,946
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	3,395	4,077
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,545	1,838
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	1,410	1,656
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	11,299
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,795
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	12,308
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	21,729
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	67,002
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,327
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,221
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	10,087
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,183
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,125	1,331
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,181
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,060	1,252
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,164
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,164
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,157
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,733
San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,552
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	2,580	2,914
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,218
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	2,485	2,804
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,331
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,170	3,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	3,565	3,808
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,894
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,069
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,778
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,046
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,132
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,528
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,486
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	3,886
[8]	San Jose Unified School District GO	0.000%	8/1/30	3,775	3,123
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	399
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	688
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,596
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	503
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	503
	San Mateo Foster CA City School District GO	3.000%	8/1/40	560	499
	San Mateo Foster CA City School District GO	3.000%	8/1/41	500	439
	San Mateo Foster CA City School District GO	3.000%	8/1/41	585	514
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,685
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,354
[13]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,956
[13]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,854
[13]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,643
[8]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,774
[8]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,782
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,050
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,072
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	4,005
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,692
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	10,414
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,889
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,412
	Santa Clara Unified School District GO	3.000%	7/1/32	25	25
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,827
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,366
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,027
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,027
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,541
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,329
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,339
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,648
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,957
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,603
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,498
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,643
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,241
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,148
[8]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,099
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,228
[3]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,459
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,140
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	842
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,109
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,812
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	468
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,480
[3]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,513
[3]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,452
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	647
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,148
[8]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,564
[8]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,043
[8]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,485
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,706
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,552
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,354
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,840
	University of California College & University Revenue	4.000%	5/15/34	28,825	29,834
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,831
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,292
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,512
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,892
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,421
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,543
	University of California College & University Revenue	5.000%	5/15/37	4,500	5,397
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,183
	University of California College & University Revenue	5.000%	5/15/38	10,095	11,946
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,294
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,178
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,890
	University of California College & University Revenue	5.000%	5/15/40	2,695	3,106
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,938
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,642
	University of California College & University Revenue	5.000%	5/15/41	18,000	20,988
[5]	University of California College & University Revenue	5.000%	5/15/41	4,500	5,314
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,502
[5]	University of California College & University Revenue	5.000%	5/15/42	3,000	3,526
[5]	University of California College & University Revenue	5.000%	5/15/43	2,000	2,340
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	5,100	5,246
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	12,500	12,852
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	19,020	19,567
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	6,201
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,629
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	12,000	12,800
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	7,245
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	12,936
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	2,010
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	17,905	18,544
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	17,622
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	17,487
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,375
	Ventura County Community College District GO	0.000%	8/1/24	8,150	8,023
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,636
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,881
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,653
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,000
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,000
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	801
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	690
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	587
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	460
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,001
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,556
[8]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,569
[3,7]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,104
[8]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,313
[3,7]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,907
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,636
[8]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,732
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,095
[8]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	12,140
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,430
					6,216,418
Colorado (1.8%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,380
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,405
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,708
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,767
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,542
	Adams County CO COP	5.000%	12/1/30	600	621
	Adams County CO COP	5.000%	12/1/33	1,040	1,075
	Adams County CO COP	5.000%	12/1/34	790	815
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,956
[1]	Arista Metropolitan District GO	5.000%	12/1/38	1,500	1,661
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,285
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,285
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	13,612
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,258
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	9,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,548
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,127
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	3,424
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	630
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	616
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,719
	Colorado COP	5.000%	9/1/30	1,260	1,372
	Colorado COP	5.000%	3/15/33	1,350	1,491
	Colorado COP	4.000%	12/15/33	23,200	24,364
	Colorado COP	5.000%	3/15/34	1,385	1,528
	Colorado COP	4.000%	12/15/34	16,040	16,779
	Colorado COP	5.000%	3/15/35	1,285	1,415
	Colorado COP	4.000%	12/15/35	15,500	16,160
	Colorado COP	5.000%	3/15/36	2,840	3,113
	Colorado COP	6.000%	12/15/36	3,200	3,990
	Colorado COP	4.000%	3/15/37	1,870	1,950
	Colorado COP	4.000%	6/15/37	1,030	1,077
	Colorado COP	3.000%	12/15/37	10,000	9,256
	Colorado COP	4.000%	12/15/37	9,540	9,839
	Colorado COP	6.000%	12/15/37	10,000	12,329
	Colorado COP	4.000%	3/15/38	2,760	2,852
	Colorado COP	4.000%	6/15/38	1,345	1,392
	Colorado COP	6.000%	12/15/38	7,890	9,674
	Colorado COP	4.000%	3/15/39	7,135	7,266
	Colorado COP	4.000%	3/15/39	5,765	5,907
	Colorado COP	4.000%	6/15/39	1,020	1,052
	Colorado COP	4.000%	12/15/39	10,755	11,074
	Colorado COP	4.000%	6/15/40	1,320	1,348
	Colorado COP	4.000%	6/15/41	1,300	1,321
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,945
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,939
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,738
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	129
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	339
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	897
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,049
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,136
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,112

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,516
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	603
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,572
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	757
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,886
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	582
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,183
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	9,985
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,389
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,380
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,113
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	857
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,041
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	585
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	419
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,100	3,355
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,428
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	761
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	484
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,674
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,542
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,420
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	916
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	10,044
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,348
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,103
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,426
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,102
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,418
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,315

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,081
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,205
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,137
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	7,098
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	813
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,357
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,011
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,852
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,389
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,838
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,297
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	19,113
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,573
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,936
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,750
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,872
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,400	7,475
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	708
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,069
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,067
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	405	372
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	655
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	676
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,293
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,338
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	750
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,252
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,676
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,522
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,614
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	6,255	6,448
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	6,590	6,882
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	21,707
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	24,753
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	6,109
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,222
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,095
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/19/26	925	976
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,501
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,715
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,163
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,222
Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	6,995	6,811
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	682
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	727
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,034
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,493
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	2,080	2,149
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,335
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,420	3,886
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,274
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,740	1,969
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,767
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,193
Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,435
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,430
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,120	1,030
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	4,004
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	14,347
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	12,073
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,375
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,616
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	795
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,045
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,191
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,085
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,112
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,492
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,421
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	811
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,042
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	608
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,003
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	860
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,440
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,064
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,362
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	931
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,596
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,295
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,177
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	8,158
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	661
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,582
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,200
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,973
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,154
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,974
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,470
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,482
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	653
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,921
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	782
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	748
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	752
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,530
	Denver CO City & County Hotel Occupancy Tax Revenue	0.010%	8/1/34	2,285	1,498
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,067
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,059
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,589
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	4,775	4,921
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,476
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	638
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	532
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,625
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,094
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	20,295
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/31	5,000	3,927
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,534
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,354
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,417
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,874
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,872
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,279
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,478
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,458
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,125
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,865
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,093
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,092
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,689
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,219
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	883
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	762
	Greeley CO Water Revenue	5.000%	8/1/25	2,770	2,857
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,787
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,818
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	703
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	638
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	689
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,821
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,244
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,350
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	528
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	211
[3]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,704
[3]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	833
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,050
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,651
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	26,711
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	1,065
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,906
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,488
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,639
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,484
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,451
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,906
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,139
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,202
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,959
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	8,349	8,082
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,031
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,057
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,539
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,279
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,150
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/26	315	330
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/28	255	277
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/35	350	398
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/36	250	283
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/38	620	691
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,829
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,127
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	34,355	43,246
	Regional Transportation District COP	5.000%	6/1/25	2,770	2,845
	Regional Transportation District COP	5.000%	6/1/26	1,500	1,574
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,785
	Regional Transportation District COP	5.000%	6/1/29	4,455	4,971
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,332
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	814
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,094
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	662
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	556
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	783
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	615
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	894
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	893
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	4,112
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,062
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	6,360	6,618
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,099
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	5,020	4,559
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/39	2,000	2,061
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	500	480
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	535	507
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,862
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,778
	Thornton CO COP	4.000%	12/1/35	3,940	4,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thornton CO COP	4.000%	12/1/36	4,100	4,232
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,394
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,591
	University of Colorado College & University Revenue	3.000%	6/1/33	3,000	2,817
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,826
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,597
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,706
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,617
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,013
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,264
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,809
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,712
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,473
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,915
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	229
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	233
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	245
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	256
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	278
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	283
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	315
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	110
	Village Metropolitan District GO	4.150%	12/1/30	850	823
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,930
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,478
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,825
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,656
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,397
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	2,000	2,155
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,848
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	2,031
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	3,080
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,729
[3]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,901
[3]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,113
[3]	Westminster Public Schools COP	5.000%	12/1/35	775	843
[3]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,309
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/37	3,580	3,756
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/39	2,850	2,934
					1,294,860
Connecticut (1.1%)
	Connecticut GO	5.000%	5/15/24	4,500	4,524
	Connecticut GO	5.000%	9/1/24	20,000	20,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	11/15/24	6,440	6,537
	Connecticut GO	5.000%	11/15/24	10,025	10,176
	Connecticut GO	5.000%	2/15/25	11,830	12,070
	Connecticut GO	5.000%	3/15/27	9,800	10,019
	Connecticut GO	5.000%	8/1/27	670	723
	Connecticut GO	4.000%	6/1/28	3,000	3,159
	Connecticut GO	5.000%	8/1/28	745	821
	Connecticut GO	5.000%	8/15/28	550	579
	Connecticut GO	4.000%	1/15/29	3,075	3,261
	Connecticut GO	5.000%	8/1/29	1,150	1,293
	Connecticut GO	5.000%	9/15/30	770	885
	Connecticut GO	5.000%	9/15/31	1,000	1,169
	Connecticut GO	3.000%	1/15/33	12,000	11,845
	Connecticut GO	5.000%	6/15/33	8,000	8,036
	Connecticut GO	5.000%	6/15/33	300	355
	Connecticut GO	5.000%	10/15/33	12,000	12,634
	Connecticut GO	3.000%	1/15/34	2,000	1,945
	Connecticut GO	5.000%	6/15/34	350	413
	Connecticut GO	5.000%	11/15/34	10,000	10,286
	Connecticut GO	3.000%	1/15/35	9,815	9,450
	Connecticut GO	4.000%	1/15/35	2,140	2,310
	Connecticut GO	4.000%	3/15/35	27,500	27,792
	Connecticut GO	5.000%	4/15/35	1,000	1,062
	Connecticut GO	5.000%	6/15/35	350	412
	Connecticut GO	5.000%	11/15/35	5,000	5,127
	Connecticut GO	3.000%	1/15/36	8,800	8,332
	Connecticut GO	4.000%	6/1/36	4,000	4,213
	Connecticut GO	4.000%	6/15/36	1,055	1,092
	Connecticut GO	5.000%	6/15/36	350	408
	Connecticut GO	3.000%	1/15/37	6,955	6,448
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,836
	Connecticut GO	4.000%	6/15/37	990	1,018
	Connecticut GO	5.000%	6/15/37	250	289
	Connecticut GO	3.000%	1/15/38	23,450	21,092
	Connecticut GO	5.000%	6/15/38	400	460
	Connecticut GO	3.000%	1/15/39	11,890	10,525
	Connecticut GO	3.000%	6/1/39	2,500	2,205
	Connecticut GO	4.000%	6/1/39	3,000	3,086
	Connecticut GO	5.000%	1/15/40	2,500	2,747
	Connecticut GO	5.000%	1/15/40	2,000	2,311
	Connecticut GO	5.000%	6/1/40	750	828
	Connecticut GO	5.000%	6/15/40	500	567
	Connecticut GO	5.000%	6/15/42	600	674
	Connecticut GO	5.000%	1/15/44	1,375	1,564
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	2,600	2,513
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,975	3,857
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	2,120	2,074
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	219
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,492
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,856
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	23,379
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,114
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,174
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	16,228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	2,085
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,771
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,702
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,557
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,942
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,761
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,429
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	8,076
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	8,746
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	5,311
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	4,302
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,817
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,727
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,935	5,754
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	2,920	3,021
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	2,000	2,206
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	9,413
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,353
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,160
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,181
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	432
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,164
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	534
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,553
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	490
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,143
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,558
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	884
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,473
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	564
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	472

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	456
Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,111
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	999
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,989
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,326
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,412
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,940
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	20,990	20,889
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,648
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	29,710
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,129
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,029
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,358
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,570	1,614
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,141
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,994
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,444
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	8,123
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,030
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,083
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,879

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,022
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	5,242
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,259
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,273
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,528
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,488
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,631
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,762
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,500
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,512
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,212
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	961
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	2,262
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	3,302
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,328
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	824
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	469
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	835
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	721
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	830
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,466
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,221
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,963
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,148
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,186
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	463
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	745
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,996
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/40	2,000	1,833
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	10,610	10,856
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,328
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,327
	Metropolitan District GO	5.000%	7/15/26	1,000	1,055
	Metropolitan District GO	5.000%	7/15/27	1,640	1,772
	Metropolitan District GO	5.000%	7/15/29	1,845	2,041
	Metropolitan District GO	5.000%	7/15/30	1,360	1,504
	Metropolitan District GO	5.000%	7/15/31	1,520	1,679
	Metropolitan District GO	5.000%	7/15/32	1,765	1,945
	Metropolitan District GO	5.000%	7/15/33	1,325	1,488
	Metropolitan District GO	5.000%	7/15/33	1,000	1,123
	Metropolitan District GO	5.000%	7/15/34	1,425	1,598
	Metropolitan District GO	5.000%	7/15/34	1,000	1,121
	Metropolitan District GO	4.000%	7/15/35	1,880	1,961
	Metropolitan District GO	4.000%	7/15/36	1,425	1,477
	Metropolitan District GO	4.000%	7/15/36	1,200	1,244
	Metropolitan District GO	4.000%	7/15/37	2,030	2,096
	Metropolitan District GO	4.000%	7/15/38	1,115	1,143
	Metropolitan District GO	4.000%	7/15/39	500	509
	Metropolitan District GO	4.000%	7/15/39	1,050	1,070
[1]	New Haven CT GO	5.000%	8/1/29	500	551
[1]	New Haven CT GO	5.000%	8/1/30	500	559
[1]	New Haven CT GO	5.000%	8/1/36	1,000	1,148
[1]	New Haven CT GO	5.000%	8/1/38	1,000	1,125
	Norwalk CT GO	4.000%	8/15/40	955	983
[1]	Stratford CT GO	4.000%	1/1/35	3,890	3,987
[1]	Stratford CT GO	4.000%	1/1/36	3,890	3,977
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,060
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,146
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,530	1,651
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,785	1,926
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,463
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,414
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,850	2,040
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,384
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,627
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,139
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,800	2,028
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,944
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,420
	University of Connecticut College & University Revenue	5.000%	8/15/39	675	778
	University of Connecticut College & University Revenue	5.000%	8/15/40	925	1,060
					768,948
Delaware (0.2%)
[4]	Affordable Housing Opportunities Trust Series AH-01	3.528%	5/1/39	47,426	39,883
[4]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	19,000	19,479
	Delaware GO	5.000%	2/1/25	2,010	2,053
	Delaware GO	5.000%	1/1/26	2,000	2,088
	Delaware GO	5.000%	2/1/26	3,045	3,186
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/33	415	478
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	325
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	352
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	746
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	1,049
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,738
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,816
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,296
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,552

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,733
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,163
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,290
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,274
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,250
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	7,082
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,493
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,838
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,694
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,373
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,520
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	3,195	3,687
University of Delaware College & University Revenue	5.000%	11/1/36	510	614
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,583
University of Delaware College & University Revenue	5.000%	11/1/37	550	660
University of Delaware College & University Revenue	5.000%	11/1/38	535	632
University of Delaware College & University Revenue	5.000%	11/1/39	850	1,003
University of Delaware College & University Revenue	5.000%	11/1/40	510	600
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,566
				147,096
District of Columbia (1.2%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,123
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	996
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	964
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,177
District of Columbia College & University Revenue	5.000%	4/1/30	250	276
District of Columbia College & University Revenue	5.000%	4/1/31	250	280
District of Columbia College & University Revenue	4.000%	4/1/32	250	258
District of Columbia College & University Revenue	4.000%	4/1/33	280	289
District of Columbia College & University Revenue	4.000%	4/1/34	300	309
District of Columbia College & University Revenue	4.000%	4/1/35	300	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	4.000%	4/1/36	350	356
	District of Columbia College & University Revenue	3.000%	4/1/37	1,090	998
	District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,630
	District of Columbia College & University Revenue	3.000%	4/1/40	635	541
	District of Columbia College & University Revenue	3.000%	4/1/41	295	246
	District of Columbia GO	5.000%	6/1/25	2,865	2,942
	District of Columbia GO	5.000%	6/1/26	3,130	3,291
	District of Columbia GO	5.000%	6/1/27	5,615	6,045
	District of Columbia GO	5.000%	6/1/28	2,175	2,333
	District of Columbia GO	5.000%	6/1/29	1,065	1,141
	District of Columbia GO	5.000%	6/1/30	5,450	5,772
	District of Columbia GO	5.000%	6/1/31	5,530	5,853
	District of Columbia GO	5.000%	6/1/32	9,000	9,417
	District of Columbia GO	5.000%	6/1/32	8,395	8,861
	District of Columbia GO	5.000%	10/15/32	6,500	7,294
	District of Columbia GO	4.000%	6/1/33	7,020	7,264
	District of Columbia GO	5.000%	6/1/33	19,325	20,366
	District of Columbia GO	5.000%	6/1/34	12,500	13,166
	District of Columbia GO	5.000%	6/1/34	5,115	5,468
	District of Columbia GO	5.000%	6/1/35	4,500	4,732
	District of Columbia GO	5.000%	6/1/35	18,355	19,595
	District of Columbia GO	5.000%	6/1/35	1,000	1,068
	District of Columbia GO	5.000%	10/15/35	15,000	16,752
	District of Columbia GO	5.000%	1/1/36	3,500	4,161
	District of Columbia GO	4.000%	2/1/36	2,600	2,752
	District of Columbia GO	4.000%	2/1/36	900	953
	District of Columbia GO	5.000%	6/1/36	4,540	4,761
	District of Columbia GO	5.000%	6/1/36	17,555	18,690
	District of Columbia GO	5.000%	6/1/36	11,250	11,977
	District of Columbia GO	5.000%	6/1/36	1,000	1,088
	District of Columbia GO	5.000%	1/1/37	3,650	4,302
	District of Columbia GO	5.000%	6/1/37	10,395	11,023
	District of Columbia GO	5.000%	10/15/37	17,475	19,287
	District of Columbia GO	5.000%	1/1/38	3,300	3,848
	District of Columbia GO	5.000%	6/1/38	11,045	11,675
	District of Columbia GO	5.000%	6/1/38	11,485	12,334
	District of Columbia GO	5.000%	10/15/38	16,125	17,710
	District of Columbia GO	5.000%	1/1/39	3,000	3,473
	District of Columbia GO	4.000%	2/1/39	5,000	5,139
	District of Columbia GO	5.000%	1/1/40	4,660	5,361
	District of Columbia GO	5.000%	6/1/41	12,620	13,009
	District of Columbia GO	5.000%	6/1/43	5,055	5,366
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,234
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	520	514
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,379
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,174
[4,9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.570%	2/1/24	19,100	19,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.430%	2/1/24	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,571
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,281
[5]	District of Columbia Income Tax Revenue	5.000%	10/1/30	22,885	26,299
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,758
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,889
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,913
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	14,585
[5]	District of Columbia Income Tax Revenue	5.000%	10/1/34	16,570	20,234
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	17,378
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	17,818
[5]	District of Columbia Income Tax Revenue	5.000%	10/1/36	10,390	12,467
[5]	District of Columbia Income Tax Revenue	5.000%	10/1/37	3,075	3,647
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,921
	District of Columbia Income Tax Revenue	3.000%	3/1/38	1,000	905
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	1,029
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,437
	District of Columbia Income Tax Revenue	5.000%	5/1/39	3,500	4,065
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	755
	District of Columbia Income Tax Revenue	5.000%	5/1/40	3,975	4,586
	District of Columbia Income Tax Revenue	5.000%	7/1/40	9,715	11,093
	District of Columbia Income Tax Revenue	5.000%	5/1/41	4,400	5,051
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,181
	District of Columbia Income Tax Revenue	5.000%	5/1/42	4,320	4,935
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,519
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,520	4,885
	District of Columbia Income Tax Revenue	5.000%	5/1/45	2,000	2,169
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,267
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,171
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,302
	District of Columbia Water & Sewer Authority Water Revenue	3.000%	10/1/34	1,250	1,210
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,113
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,103
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,262
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,250
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,270	2,439
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/47	1,000	1,096
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,756
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,504
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,415
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,297
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,817
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,254
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	652
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,766
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,167
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,647
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,526
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,159
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,240
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,020
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,170
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	24,547
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,564
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	570
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	5,645
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.010%	10/1/37	1,850	1,083
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,011
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,193
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,001
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,128
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,446
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,798
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,065
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,881
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,857
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,862
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,001
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	562
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,048
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,052
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,033
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,633
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,096
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,166
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,549
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	767
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,270
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,251
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	702
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	2,400	2,649
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	712
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,164
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	6,000	6,404
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	15,450	16,363
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,791
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	1,750	1,798
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,741
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,482
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,570
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	4,315	4,983
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,977
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,633
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	4,206
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	4,970	5,663
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	6,910	7,828
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	11,480
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	5,290
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	9,060	10,149
Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,893
				833,098
Florida (4.7%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	104
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,014
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	629
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,369
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	924
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,344
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	151
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	563
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,119
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,260
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	434
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	3,126
[3]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,674
	Bay County School Board COP	5.500%	7/1/42	1,600	1,800
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	2,991
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,445
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,725
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	5,806
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,363
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,296
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	750
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,509
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,017
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,685
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	7,765
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,797
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,850
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	8,830	10,057
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,916
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	4,000	4,494
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,462
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,624
[4,9]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	28,790	28,790
	Brevard County School District COP	5.000%	7/1/25	1,000	1,001
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,003
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	11,360
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	11,813
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	8,440
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	12,747
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	4,049
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,757
	Broward County FL School District COP	5.000%	7/1/35	5,000	5,776
	Broward County FL School District COP	5.000%	7/1/36	12,795	14,669
	Broward County FL School District GO	5.000%	7/1/33	5,605	6,137
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	783
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	726
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	2,000	2,039
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,434
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	998
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	2,173
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,300
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,379
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,182
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,528
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,420
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,040
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	758
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,684
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,129
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,097
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,198
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,045
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,480
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	5,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,083
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	360	360
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.125%	6/15/33	2,000	2,044
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	5,320	5,336
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	306
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	6.000%	6/15/43	3,600	3,699
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,370	2,273
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,832
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,902
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,559
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,206
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,619
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,668
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,112
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,287
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	5,292
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,956
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,127
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,253
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,142
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,424
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,030
[3]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,811
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,214
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	10,235
	Central Florida Tourism Oversight District GO	4.000%	6/1/35	4,685	4,769
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,233
[3,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,885
[3,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,047
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,047
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	235
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	320
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,733
[4]	Deutsche Bank Spears/Lifers Trust Revenue VRDO	3.430%	2/1/24	52,720	52,720
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,132
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,764
[3]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,256
[3]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,529
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,502
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,745
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,346
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,042
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,018
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,331
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,335
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	7,026
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,290
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,638
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,474
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	500	544
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,549
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,648
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,752
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/33	1,600	1,837
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,931
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	2,015
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,925
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,986
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,798
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,449
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,145
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,885
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,390
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,898
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,954
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,374
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	6,339
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	3,298
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,271
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	315	318
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	201
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	883
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	204
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/31	690	696
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	342
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	3,782
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	449
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	474
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	847
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,116
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,635	1,687
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	788
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	823
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,083
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,669
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	337
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	310
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,189
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	6,605	6,721
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,804
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,334
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,075	1,016
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,958
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	6,000	6,021
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,760
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,540
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,309
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,184
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/38	1,600	1,761
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,901
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,569
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,616
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,495	1,609
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,073
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	1.000%	10/1/31	11,580	12,898
	Florida GO	5.000%	7/1/26	5,540	5,845
	Florida GO	5.000%	7/1/26	15,845	16,717
[5]	Florida GO	5.000%	6/1/27	16,240	17,471
	Florida GO	5.000%	6/1/28	5,000	5,514
[5]	Florida GO	5.000%	6/1/28	17,050	18,766
	Florida GO	4.000%	6/1/29	2,700	2,760
	Florida GO	5.000%	6/1/29	15,115	17,049
[5]	Florida GO	5.000%	6/1/29	12,225	13,764
	Florida GO	4.000%	6/1/30	2,590	2,704
	Florida GO	4.000%	6/1/32	45	47
	Florida GO	4.000%	6/1/33	5,570	5,690
	Florida GO	4.000%	6/1/35	4,000	4,096
	Florida GO	4.000%	6/1/42	4,000	4,050
[5]	Florida GO	4.000%	7/1/42	7,150	7,318
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,037
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,630
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,010
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,322
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	428
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	251
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	473
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	353
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,107
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	360
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,100
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	393
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,297
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	671
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	825
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	369
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	882
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	671
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	938
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	557
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	716
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,454
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,053
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,376
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,716
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,892
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,080
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,887
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,456
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,677
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,410
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,930	7,776
Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,598
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,406
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	10,490	10,990
Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,712
Florida Lottery Revenue	5.000%	7/1/26	3,520	3,708
Florida Lottery Revenue	5.000%	7/1/26	25,950	27,335
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,088
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,820
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,090
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,409
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,704
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,424
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,570
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,162
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,453
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,895
Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	5,575
Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,580
Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	3,095	3,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	1,340	1,470
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	397
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	563
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	672
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	557
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	361
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,790
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,142
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,276
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,701
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,487
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,076
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	8,051
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	229
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	203
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	232
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	376
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	478
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	526
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	550
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	605
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	440
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,625
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,288
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,404
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,690
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,332
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,389
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,365
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,322
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	718
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	780
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,661
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,114
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,403
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,510
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,171
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,345
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,084
[3]	Hernando County School District COP	5.000%	7/1/27	6,000	6,280
[3]	Hernando County School District COP	5.000%	7/1/31	5,925	6,201
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	333
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	341
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	347
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	353
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	281
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	294
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	233
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	241
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	241
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	966
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.870%	2/1/24	1,800	1,800
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,090
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,200
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,686
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,817
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,295
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	29,646
[4,9]	Hillsborough County FL Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	18,220	18,220
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/31	3,215	3,433
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,343
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	27,125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,193
Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,758
Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,448
Hollywood FL GO	5.000%	7/1/42	3,705	4,042
Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,400
Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,455
Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,053
Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,169
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,060
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,416
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,101
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,162
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,997
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,992
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,750
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,729
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,980
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,244
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,483
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,713
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,951
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,065
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,604
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,103
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,466
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	9,111
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,544
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,872
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,044
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,808
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,165
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,475
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,120
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,425	3,820
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,773
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,147
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,250
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,133
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,582
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,185
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,610

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,688
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,816
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,959
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,789
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,753
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,012
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,541
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,746
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,504
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,545
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,675
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,041
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,286
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,902
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,552
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,350
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,304
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,032
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,947
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,978
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,141
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,774
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,576
JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,500	4,661
JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,310
JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	22,792
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,534
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,405
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,345
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	6,033
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	983
JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,080
JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,572
JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,378
JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,306
JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,101
JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,217
JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,860
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,045
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,036
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,185
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,113
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,707
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,213
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	2,192
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,332
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	654
[5]	JEA Water & Sewer System Water Revenue	5.000%	10/1/42	3,750	4,257
[5]	JEA Water & Sewer System Water Revenue	5.000%	10/1/43	4,485	5,066
[5]	JEA Water & Sewer System Water Revenue	5.000%	10/1/44	4,440	4,999
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,023
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,466
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,633
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,303
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,437
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,507
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,769
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,015
[3]	Lake County School Board COP	5.000%	6/1/31	5,000	5,083
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,750
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,390
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	2,185	2,241
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,201
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,422
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,418
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,056
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,223
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,812
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,183
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,355	2,262
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.750%	10/1/27	1,710	1,645
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	367
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,670	1,653
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,000	1,011
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,009
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,083
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,330
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,835
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,008
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,008
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,008
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/40	3,350	3,384
	Lee County School Board COP	5.000%	8/1/27	5,010	5,048
	Lee County School Board COP	5.000%	8/1/28	4,080	4,110
	Lee County School Board COP	5.000%	8/1/34	3,500	3,628
	Lee County School Board COP	5.000%	8/1/35	4,270	4,426
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,388
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	7,888
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,264
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,866
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,132
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,212
	Manatee County FL (Conservation and Park Project) GO	5.000%	5/1/43	2,090	2,367
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,392
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,291
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,265
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,451
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,989
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,241
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,511
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,117
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,966
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,072
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,911
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,370
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,562
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,502
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,641
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,822
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,217
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,403
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,613
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,327
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,494
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,647
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,851
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	781
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,086
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,320
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	832
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,008
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,014
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,218
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/36	1,735	2,032
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/37	1,250	1,451
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/38	1,500	1,726
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/40	4,235	4,822
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/41	5,450	6,175
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/42	5,880	6,634
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/43	4,000	4,498
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,086
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,261
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,972
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,119
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,578
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,521
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,273
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,448
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,816
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,201
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,390
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,154
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,538
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,437
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,491
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,253
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,956
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,701
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,013
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	622
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,565
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,486
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	626
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	3,889
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,778
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	16,045
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,559
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,546
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,956
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,091
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	2,998
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	7,074
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,070
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,818
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,699
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,153
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,229
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,982
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,297
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,318
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,289
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,054
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,343
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,575
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,082
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,816
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,302
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,166
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,202
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	7,060
	Miami-Dade County FL GO	4.000%	7/1/42	1,820	1,852
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/37	3,000	1,799
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/45	2,500	963

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,166
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	2,622
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	12,869
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,500
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,671
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	3,655
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,158
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/34	3,150	3,374
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	4,027
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	5,458
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,820
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	6,277
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/36	3,405	3,612
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	6,563
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/37	3,540	3,713
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,495
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	5,470
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	4,788
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	7,136
Miami-Dade County FL Special Obligation Revenue	0.010%	10/1/38	27,735	15,515
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	5,010
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	7,469
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	18,250	9,726
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	3,320
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	1,953
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/42	7,295	7,385
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	5,000	2,032
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,262
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,254
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	2,000	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	5,000	5,469
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	7,050	7,241
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	10,271
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/32	11,500	11,808
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/33	1,665	1,798
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/33	10,115	10,381
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	11,432
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,638
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	10,278
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	7,490
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,433
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	8,206
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,510
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	11,715
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	8,173
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,802
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	5,079
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	9,325	9,633
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,391
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	2,036
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	5,426
[1,3]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	4,234
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	12,360	13,057
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	655
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	552
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,021
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,065
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,035
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,529
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,241
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,265
	Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,129
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,122
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,166
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,117
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,171
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,500
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,332
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,106
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	14,435	14,698
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	8,335	8,433
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	12,000	12,025
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,765
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,280
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,804
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	8,500	8,639
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,202
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,485
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,286
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,285
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,792
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,177
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	2,082
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	2,085
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,213
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,320
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,390
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,465
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,535
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,117
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	6,053
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,698
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,949
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,437
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,084
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,526
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,421
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,807
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/43	31,450	33,687
	Okaloosa County School Board COP	5.000%	10/1/25	595	615
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,076
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,480
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,685
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,818
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	7,094
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,333
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,633
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,307
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,201
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,568
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,874
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,302
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,413
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,681
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,148
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,194
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,129
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,119
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,676
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,553
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,483
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,374
	Orange County School Board COP	5.000%	8/1/33	21,500	22,268
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,283
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,299
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,396
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/28	2,010	2,141
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,155
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,781
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,222
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,295
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,300
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,116
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,585
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	22,040
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,287
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,160
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,144
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,643
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,962
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,385
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,491
	Osceola County FL Transportation Highway Revenue	0.010%	10/1/28	1,000	824
	Osceola County FL Transportation Highway Revenue	0.010%	10/1/29	1,410	1,112
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	541
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,132
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	649
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,439
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	540
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,663
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	539
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,428
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	862
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,396
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,388

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,425
Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	742
Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,518
Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	1,440	1,514
Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,630
Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,052
Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,252
Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,251
Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,201
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	656
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	595
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	655
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,129
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,088
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,193
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,629
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,574
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,350
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,376
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,500
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,841
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	411
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	283
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	864
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	813
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	456
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	418
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	437
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	582
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,014
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,194
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,687
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,933
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,533
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,315
	Palm Beach County School District COP	5.000%	8/1/37	2,250	2,634
	Palm Beach County School District COP	5.000%	8/1/38	2,500	2,896
	Palm Beach County School District COP	5.000%	8/1/39	2,070	2,390
	Palm Beach County School District COP	5.000%	8/1/40	4,000	4,587
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,324
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,147
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	740
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,134
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	584
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	546
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,082
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	37,500	41,676
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/31	4,000	4,590
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/32	4,000	4,657
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/33	4,245	4,992
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/34	5,000	5,874
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/35	5,000	5,852
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/36	4,420	5,129
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,720	2,009
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	1,365	1,582
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,860	2,139
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,490	3,991
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/41	3,000	3,411
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/42	6,330	7,164
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/43	6,680	7,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,848
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,869
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,453
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	3,325	2,843
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,059
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	522
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	259
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	514
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,035
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,033
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,317
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,218
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,251
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,295
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,801
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	2,083
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	14,236
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/26	2,260	2,377
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/27	1,295	1,393
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/28	2,000	2,199
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/35	3,500	4,131
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/36	3,220	3,774
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/37	2,500	2,910
	Sarasota Water FL Utility System Water Revenue	5.000%	10/1/45	4,025	4,350
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,576
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/31	275	260
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	785	704
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	351
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,837
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,050	2,527
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,279
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,706
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,548
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,349

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,741
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,250
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,256
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,565
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,211
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	9,000	8,680
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	670	632
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	400	373
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	620	572
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	2,500	2,174
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/41	3,850	3,078
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	501
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	501
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	501
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,044
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,019
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,105
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,125
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,510
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,375
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,021
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	964
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,843
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,600	1,637
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,588
Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,030
Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,010
Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,348
Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,034
Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,317
[8]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	11,866
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,589
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,748
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,763
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,577
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,722
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,427
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,682
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,917
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,386
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,553
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,711
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	312
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	328
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	639
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	416
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	332
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	304
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	412
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	576
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,173
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	366
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	3,125	3,211
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,009
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,282
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	279
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,637
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,488
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,233
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	609
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,640
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,640
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,914
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	626
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	644
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	667
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	697
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	720
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,081
[1]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	5,407
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,767
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,313
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	7,142
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,572
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,348
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	843
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	1,004
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,145
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,066
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,037
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,598
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,132
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,403
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,020
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	411
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	521
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	736
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	758
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,007
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,850
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,663
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,369
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	3,929
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,431
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,125
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,086
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/30	1,150	1,310
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/32	1,250	1,448
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/36	2,000	2,279
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,202
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,455
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	2,015
					3,354,749
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	10,148
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	10,620
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	10,038
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,366
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,546
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,605
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,029
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,402
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,315
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,492
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,973
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,978
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	11,269
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,192
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,172
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,861
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,541
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,698
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,966
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,455
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,592
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,548
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,308
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	2,046
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,173
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	2,036
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,739
	Atlanta GA GO	5.000%	12/1/39	7,840	8,990
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,906
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,521
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,344
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,777
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,512
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,369
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,298
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,309
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	14,996
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/37	1,000	1,066
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	2,260	2,296
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,265
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,085
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,478
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,149
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,684
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,729
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,782

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,829
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,139
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,778
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,252
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,444
Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,761
Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	945
Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,161
Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,542
Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,713
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,292
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,128
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,029
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,316
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,371
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project)	2.200%	10/1/32	2,100	1,750
Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,596
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	339
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	471
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,298
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	796
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	602
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	810
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	869
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,874
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,415
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	481
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	464
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	531
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	338
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	674
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	736
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	647
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	539
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,079
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	631
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,365
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	501
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,380
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	495
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	583
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	488
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	816
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	744
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	436
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	512
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	613
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	762
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	701
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,070
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,258
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	799
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	506
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,222
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,222
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	402

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,710	4,063
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	2,320	2,533
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	3,885	4,255
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,174
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	409
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	727
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	950
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,052
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,726
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,297
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,371
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,759
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,527
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,627
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,503
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,682
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,219
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,712
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,655
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	10,101
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,356
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,082
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,015
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,169
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,227
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,319
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,396

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,175
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,124
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,505
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,543
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,031
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,750	1,840
Dalton GA GO	5.000%	2/1/42	9,000	9,524
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,352
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,216
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,113
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,035
Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,863
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,075	2,079
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,810	2,816
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,233
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,233
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,331
Forsyth County School District GO	5.000%	2/1/27	1,000	1,071
Forsyth County School District GO	5.000%	2/1/34	2,535	2,764
Forsyth County School District GO	5.000%	2/1/35	3,790	4,127
Forsyth County School District GO	5.000%	2/1/37	2,250	2,432
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,283
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,114
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,261
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,129
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,743
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,762
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,000
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,892
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,244
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,545
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,287
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	408
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	623
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	560
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	589
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	526
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	917
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	948
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,939
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,934
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.910%	2/7/24	40,850	40,850
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,061
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,653
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,539
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,541
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	935	896
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	975	925
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	1,905
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	8,372
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	11,212
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	23,980
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	13,295
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,767

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,668
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,408
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	5,606
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,569
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,510
Gainesville School District GO	4.000%	11/1/35	1,000	1,070
Gainesville School District GO	4.000%	11/1/36	1,000	1,059
Georgia GO	5.000%	7/1/24	20,000	20,166
Georgia GO	5.000%	2/1/26	9,660	10,091
Georgia GO	5.000%	7/1/28	9,000	9,951
Georgia GO	5.000%	7/1/28	25,490	28,184
Georgia GO	5.000%	7/1/29	10,730	12,132
Georgia GO	5.000%	1/1/31	11,165	13,006
Georgia GO	5.000%	7/1/31	10,955	12,101
Georgia GO	5.000%	1/1/32	14,420	17,100
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,963
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,550
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,301
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,361
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,245
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,331
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,499
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,569
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,298
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,476
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	996
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,229
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,190
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,217
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,954
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	580	622
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/29	1,610	1,758
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/32	1,355	1,522
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/33	2,000	2,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/35	2,305	2,394
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/36	1,000	1,035
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/37	1,500	1,543
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/38	710	629
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/39	730	635
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/40	500	428
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	670
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	530
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	945
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,771
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	796
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	642
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	849
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	535
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,737
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,356
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	774
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	389
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,187
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	750
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	739
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,419
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,563
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	614
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	563
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,517
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,474
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	838
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	559
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,195
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,749
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	690
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,288
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,106
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	774
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,161
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,288
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,447
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,096
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,398
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,102
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,091
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,884
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	41,367
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	29,302
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	94
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	5,215	5,287
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	1,200	1,310
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,095	1,110
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,250	1,390
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/32	1,500	1,685
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	2,550	2,857
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	1,365	1,551
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	5,845	5,913
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,397
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,706
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/37	3,260	3,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/38	1,540	1,565
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,576
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,255
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.420%	2/1/24	6,120	6,120
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,214
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/37	3,120	3,632
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,588
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,728
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	8,085
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,311
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	699
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	764
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	605
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/40	10,000	10,381
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	10,317
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	10,244
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,434
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,283
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	504
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	956
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,735
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	519
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	527
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,054
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,316
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,409
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,185
	Gwinnett County School District GO	5.000%	8/1/26	10,435	11,048
	Gwinnett County School District GO	5.000%	2/1/39	15,000	16,347
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,407

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,054
Jackson County GA School District GO	5.000%	3/1/31	1,425	1,591
Jackson County GA School District GO	5.000%	3/1/32	1,020	1,136
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	459
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	654
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	878
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	4,197
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,117
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	3,007
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	7,690
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,548
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	4,615	4,962
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,806
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	93,325	93,884
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,400	26,517
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	157,190	157,561
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	56,135	58,944
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	56,815	56,857
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	164,125	174,014
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	43,065	45,512
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	146,999
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	72,725	76,988
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	111,445	119,192
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	75,910	81,232
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,586
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,483
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	14,407
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	16,930
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,316
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,573
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	23,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,565
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,998
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,813
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,863
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,158
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	6,313
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,681
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,544
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,007	8,274
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	873
[8]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	5,085
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	497
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	784
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	795
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	965
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,133
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,372
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	1,041
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,375
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,762
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	548
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	679
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	528
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	446
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,882
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	612
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	58,872

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	414
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	513
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,429
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	115
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,320
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,509
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,658
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	384
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	139
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	112
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	167
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,181
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,426
Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,181
Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,408
Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	633
Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	687
				2,455,568
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	773
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	628
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,302
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,047
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,165
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,049
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,337
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,046
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	309
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	675	701
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	531

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	537
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	406
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,116
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,315
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,265
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,071
Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	673
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,325
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,492
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	4,025	3,885
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,266
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,150
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,289
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,976
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,257
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,419
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,838
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,701
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,778
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,983
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,178
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,722
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,644
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,950
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,699
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,912
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,385	3,729
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,813
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	1,350	1,479
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,973
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,183
				147,912
Hawaii (0.8%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	20,615
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	17,388
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,658
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,751
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	15,264
Hawaii County HI GO	5.000%	9/1/28	1,000	1,045
Hawaii County HI GO	5.000%	9/1/30	1,000	1,042
Hawaii GO	5.000%	8/1/24	10,000	10,097
Hawaii GO	5.000%	4/1/25	19,785	20,258
Hawaii GO	5.000%	10/1/25	12,015	12,441
Hawaii GO	5.000%	4/1/27	7,870	8,220
Hawaii GO	4.000%	4/1/28	5,050	5,163
Hawaii GO	5.000%	5/1/28	14,910	15,966
Hawaii GO	5.000%	10/1/28	8,080	8,506
Hawaii GO	5.000%	10/1/28	9,085	9,564
Hawaii GO	4.000%	4/1/29	10,000	10,224
Hawaii GO	5.000%	10/1/29	7,000	7,371
Hawaii GO	4.000%	4/1/30	14,190	14,509
Hawaii GO	4.000%	5/1/30	13,815	14,296
Hawaii GO	4.000%	4/1/31	1,410	1,441
Hawaii GO	4.000%	10/1/31	5,000	5,127
Hawaii GO	4.000%	10/1/32	5,285	5,417
Hawaii GO	5.000%	1/1/33	10,750	11,676
Hawaii GO	4.000%	1/1/34	8,740	9,080
Hawaii GO	5.000%	1/1/34	8,745	9,493
Hawaii GO	5.000%	1/1/36	22,430	24,249
Hawaii GO	5.000%	1/1/36	13,000	14,369
Hawaii GO	5.000%	1/1/38	2,480	2,702
Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,004
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,539
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	537
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	535
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,048
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	882
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,341
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	713
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,990	5,218
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,874
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	10,278
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	596
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,771
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,846
Honolulu HI City & County GO	5.000%	10/1/26	7,500	7,754
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,309
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,168
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,130
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,351

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,836
Honolulu HI City & County GO	5.000%	10/1/31	12,690	13,082
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,122
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,494
Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,613
Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,022
Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,866
Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,885
Honolulu HI City & County GO	4.000%	7/1/38	1,000	1,044
Honolulu HI City & County GO	5.000%	7/1/38	1,000	1,154
Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,639
Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,150
Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,855
Honolulu HI City & County GO	4.000%	7/1/40	1,000	1,023
Honolulu HI City & County GO	5.000%	7/1/40	605	691
Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,132
Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,127
Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,122
Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,316
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,082
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,229
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,417
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,236
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,148
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	2,000	2,276
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,965
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,037
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,463
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	18,595
Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,650
Maui County HI GO	2.000%	3/1/39	2,365	1,777
Maui County HI GO	2.000%	3/1/40	2,425	1,781
Maui County HI GO	2.000%	3/1/41	1,485	1,068
University of Hawaii College & University Revenue	3.000%	10/1/34	3,535	3,384
University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,961
University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,649
University of Hawaii College & University Revenue (Medical School Project)	5.000%	10/1/26	7,010	7,406
				541,924
Idaho (0.1%)
Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/36	995	1,145
Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/41	700	780
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	864
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,919
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,466
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,130
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,819
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,317
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,140
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,835
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,442
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	567
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	861
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,037
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,286
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,128
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,063
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	6,078
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	17,755	19,037
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/30	600	688
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/32	600	710
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/35	1,000	1,171
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/36	1,500	1,742
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/37	1,000	1,149
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/38	1,900	2,167
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/39	4,500	5,124
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	625
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,950
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,134
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,176
					84,080
Illinois (6.0%)
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,092
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,117
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,808
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,701
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,264
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,952
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,272
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	3,500	3,956
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	825	875
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	3,000	3,362
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	10,158
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	8,169
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,514
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	3,011
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,461
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,282
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,850
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,640	5,132
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,261
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,612
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,692
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,758
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,130
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,211
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,184
[8]	Chicago Board of Education GO	0.010%	12/1/26	5,855	5,260
[3]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,691
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,623
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,146
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,651
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,111
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,180
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,892
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,039
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,689
[8]	Chicago Board of Education GO	0.010%	12/1/28	10,685	8,873
[8]	Chicago Board of Education GO	0.010%	12/1/28	4,530	3,762
[3]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,196
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,617
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,186
[8]	Chicago Board of Education GO	0.000%	12/1/29	465	371
[8]	Chicago Board of Education GO	0.000%	12/1/29	360	287
[3,7]	Chicago Board of Education GO	0.010%	12/1/29	1,165	939
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,663
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,149
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,320
[8]	Chicago Board of Education GO	0.000%	12/1/30	20,775	15,822
[7,8]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,733
[8]	Chicago Board of Education GO	0.010%	12/1/30	1,610	1,226
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,236
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,592
	Chicago Board of Education GO	5.000%	12/1/30	6,750	7,172
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,656
[13]	Chicago Board of Education GO	5.500%	12/1/30	115	124
[8]	Chicago Board of Education GO	0.000%	12/1/31	23,570	17,171
[7,8]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,455
	Chicago Board of Education GO	5.000%	12/1/31	600	627
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,853
	Chicago Board of Education GO	5.500%	12/1/31	16,265	17,936
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,682
	Chicago Board of Education GO	5.000%	12/1/32	10,100	10,664
	Chicago Board of Education GO	5.000%	12/1/33	2,000	2,109
	Chicago Board of Education GO	5.000%	12/1/34	700	717
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,019
	Chicago Board of Education GO	5.000%	12/1/34	6,735	7,089
	Chicago Board of Education GO	5.000%	12/1/35	750	766
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,048
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,176
	Chicago Board of Education GO	4.000%	12/1/36	7,815	7,668
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,270
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,042
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,459
	Chicago Board of Education GO	4.000%	12/1/37	19,630	19,001
	Chicago Board of Education GO	5.500%	12/1/37	11,650	12,729
	Chicago Board of Education GO	4.000%	12/1/38	20,000	19,081
	Chicago Board of Education GO	5.500%	12/1/38	13,985	15,176
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,726
	Chicago Board of Education GO	4.000%	12/1/42	17,250	15,803
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,810
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,973
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,151
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,333
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,333
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,005
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,483
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,504
[4]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,904
	Chicago IL GO	5.000%	1/1/25	1,630	1,649
	Chicago IL GO	5.000%	1/1/26	1,050	1,061
	Chicago IL GO	5.000%	1/1/26	13,335	13,682
	Chicago IL GO	5.000%	1/1/26	5,000	5,130
	Chicago IL GO	5.000%	1/1/26	870	883
	Chicago IL GO	5.000%	1/1/26	790	798
	Chicago IL GO	5.000%	1/1/27	3,605	3,678
	Chicago IL GO	5.000%	1/1/27	6,555	6,837
	Chicago IL GO	5.000%	1/1/28	8,000	8,459
	Chicago IL GO	5.000%	1/1/28	5,125	5,401
	Chicago IL GO	5.000%	1/1/29	3,000	3,210
	Chicago IL GO	5.000%	1/1/29	26,350	28,192
	Chicago IL GO	5.000%	1/1/30	9,540	10,316
[8]	Chicago IL GO	0.000%	1/1/31	875	665
	Chicago IL GO	5.000%	1/1/31	1,300	1,402
	Chicago IL GO	4.000%	1/1/32	500	510
	Chicago IL GO	5.000%	1/1/32	800	861
	Chicago IL GO	4.000%	1/1/33	1,525	1,559
	Chicago IL GO	5.000%	1/1/33	1,500	1,637
	Chicago IL GO	5.000%	1/1/33	1,000	1,104
	Chicago IL GO	5.000%	1/1/34	3,290	3,625
	Chicago IL GO	5.750%	1/1/34	2,500	2,621
	Chicago IL GO	4.000%	1/1/35	15,790	16,107
	Chicago IL GO	5.000%	1/1/35	2,315	2,545
	Chicago IL GO	5.500%	1/1/35	2,500	2,688
	Chicago IL GO	4.000%	1/1/37	1,461	1,468
	Chicago IL GO	4.000%	1/1/38	6,228	6,207
	Chicago IL GO	5.250%	1/1/38	8,110	8,780
	Chicago IL GO	6.000%	1/1/38	1,500	1,571
[8]	Chicago IL GO	0.000%	1/1/39	25,420	12,642
	Chicago IL GO	5.500%	1/1/39	2,500	2,729
	Chicago IL GO	5.500%	1/1/39	7,190	7,849
	Chicago IL GO	5.500%	1/1/40	1,000	1,085
	Chicago IL GO	5.500%	1/1/43	500	528
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,601
	Chicago IL GO, ETM	5.000%	1/1/28	875	951
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,208
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,730
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,485
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,452
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,580
[8]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,555	17,908
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,006
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,881
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	3,315	3,325
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	11,123
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,485
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,808
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	6,033
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,169
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	1,250	1,443
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,146
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,579
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,683
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,093
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,022
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,063
[3,4]	Chicago IL Waterworks Water Revenue TOB VRDO	3.350%	2/1/24	11,530	11,530
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,141
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,001
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,001
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,726
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,200	5,201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,421
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	5,889
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,078
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,087
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,563
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	34,382
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,289

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,284
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,002
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	15,135	15,366
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,500
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	591
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,427
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,093
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,002
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	13,833
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,526
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,123
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,594
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,223
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,045
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,897
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,634
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,284
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	788
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,902
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	23,221
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,841
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,178
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,864
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,546
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,620
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,913
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	11,165
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,339
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,913
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	20,225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	26,376
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	32,085	33,385
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	16,274
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,644
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,314
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,945
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,958
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,301
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	9,019
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,505
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,131
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,776
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,379
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	13,275
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,322
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,070
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,195
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,491
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,249
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,664
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	1,785	1,985
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,880
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,342
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	2,172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	5,031
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,626
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,657
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,959
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,203
	Chicago Park District GO	5.000%	1/1/25	625	635
	Chicago Park District GO	5.000%	1/1/26	515	533
	Chicago Park District GO	5.000%	1/1/27	1,000	1,032
	Chicago Park District GO	5.000%	1/1/27	2,085	2,193
	Chicago Park District GO	5.000%	1/1/27	5,580	5,580
	Chicago Park District GO	5.000%	1/1/27	1,000	1,052
	Chicago Park District GO	5.000%	1/1/28	1,000	1,031
	Chicago Park District GO	5.000%	1/1/28	1,420	1,521
	Chicago Park District GO	5.000%	1/1/28	1,140	1,221
	Chicago Park District GO	5.000%	1/1/29	985	1,014
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,807
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,036
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,599
	Chicago Park District GO	4.000%	1/1/31	1,250	1,294
	Chicago Park District GO	4.000%	1/1/31	505	523
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	5,949
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,709
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,036
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,071
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,481
	Chicago Park District GO	5.000%	1/1/31	1,570	1,570
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	5,921
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,339
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,929
	Chicago Park District GO	5.000%	1/1/32	1,195	1,195
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,836
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,488
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,069
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,797
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,807
	Chicago Park District GO	5.000%	1/1/33	455	455
	Chicago Park District GO	5.000%	1/1/33	500	500
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,421
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,750
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,068
	Chicago Park District GO	5.000%	1/1/34	685	685
[1]	Chicago Park District GO	4.000%	1/1/35	2,240	2,309
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,892
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,984
	Chicago Park District GO	5.000%	1/1/35	490	490
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,540
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,088
	Chicago Park District GO	5.000%	1/1/39	2,670	2,853
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,143
	Chicago Park District GO	5.000%	1/1/39	1,400	1,524
	Chicago Park District GO	5.000%	1/1/40	1,000	1,084
	Chicago Park District GO	5.000%	1/1/41	3,370	3,638
[1]	Chicago Park District GO	4.000%	1/1/42	4,595	4,560
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,150
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,072
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.990%	2/1/24	3,070	3,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,008
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,074
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,009
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,029
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,104
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,205	1,349
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,515	1,713
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/32	1,895	2,170
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,032
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/33	2,750	3,184
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/34	2,000	2,306
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/35	2,000	2,292
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/36	2,370	2,695
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/37	1,500	1,690
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/38	2,000	2,238
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/39	2,500	2,781
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	4,400	4,862
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	4,440	4,880
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	5,885	6,440
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	2,220	2,417
	Cook County IL GO	4.000%	11/15/25	1,000	1,015
	Cook County IL GO	4.000%	11/15/26	1,000	1,031
[3]	Cook County IL GO	5.000%	11/15/26	2,500	2,647
	Cook County IL GO	5.000%	11/15/28	2,380	2,616
	Cook County IL GO	5.000%	11/15/29	3,265	3,663
	Cook County IL GO	5.000%	11/15/31	2,000	2,106
	Cook County IL GO	5.000%	11/15/32	1,615	1,815
	Cook County IL GO	5.000%	11/15/33	1,390	1,554
	Cook County IL GO	5.000%	11/15/33	1,425	1,628
	Cook County IL GO	5.000%	11/15/34	1,180	1,236
	Cook County IL GO	5.000%	11/15/35	1,025	1,067
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	360
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	717
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	854
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	400
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,357
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,243
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,987
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,732
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,605
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,202
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,280	1,205
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	910
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	629
[1]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,209
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,808
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	14,296
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	15,038
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	13,081
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	16,030
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,915
	Evanston IL GO	3.500%	12/1/38	2,000	1,925
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,919
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/43	2,180	2,319
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	10,355	10,619
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	10,486
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,580	9,097
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,137
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,137
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,715
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,615
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	604
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,356
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,133
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	571
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	704
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,061
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	491
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,125
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	842
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	473
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	312
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,380
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	885
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	29,193
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	743
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,028
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	186
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,115
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,367
[4]	Illinois Finance Authority College & University Revenue TOB VRDO	4.120%	2/1/24	1,300	1,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,871
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,166
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,390	1,424
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,371
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,933
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,316
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,052
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,781
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,076
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,493
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	2,485	2,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,394
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,278
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	610	645
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,284
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,074
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,044
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,069
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,434
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	535
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,054
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,612
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,382
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,071
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	5,815	6,114
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,617
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,075
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,514
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,206
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,071
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,812
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	539
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,110
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,886
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,499
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,038
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,111
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,842
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,622
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,462
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	539
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,076
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,256
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,243
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,602
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	593
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,655

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,750
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	426
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,720
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	8,088
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,846
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,805
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,004
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	3,998
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,547
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,786
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	6,185
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,422
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,718
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,461
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,018
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,545	5,287
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	10,000	10,155
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,675	2,637
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	693
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	6,768
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	1,002
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,758
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	7,214
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	4,258
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,473
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	14,049
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	16,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,050	1,088
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,739

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,925	5,482
Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.870%	2/1/24	19,350	19,350
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	3,918
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,052
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,303
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,051
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	808
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,362
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,783
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,629
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,319
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,840
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,915
Illinois Finance Authority Health, Hospital,Nursing Home Revenue VRDO	3.870%	2/1/24	15,605	15,605
Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,392
Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,318
Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,384
Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,955
Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	6,149
Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,752
Illinois GO	5.000%	2/1/24	6,270	6,270
Illinois GO	4.000%	5/1/24	10,210	10,222
Illinois GO	5.000%	10/1/24	3,000	3,031
Illinois GO	5.000%	10/1/24	3,000	3,031
Illinois GO	5.000%	2/1/25	3,250	3,302
Illinois GO	5.000%	2/1/25	3,775	3,780
Illinois GO	4.000%	3/1/25	1,500	1,508
Illinois GO	5.000%	11/1/25	18,375	18,924
Illinois GO	5.000%	1/1/26	2,115	2,183
Illinois GO	5.000%	2/1/26	11,175	11,189
Illinois GO	5.000%	3/1/26	4,500	4,659
Illinois GO	5.000%	7/1/26	11,265	11,738
Illinois GO	5.000%	10/1/26	4,800	5,026
Illinois GO	5.000%	10/1/26	3,800	3,979
Illinois GO	5.000%	11/1/26	2,750	2,884
Illinois GO	5.000%	12/1/26	8,390	8,814
Illinois GO	5.000%	1/1/27	7,500	7,725
Illinois GO	5.000%	4/1/27	3,840	3,850
Illinois GO	5.000%	7/1/27	19,050	20,188
Illinois GO	5.000%	9/1/27	3,775	4,012
Illinois GO	5.000%	10/1/27	2,690	2,863
Illinois GO	5.000%	11/1/27	1,725	1,802
Illinois GO	5.000%	11/1/27	5,330	5,682
Illinois GO	5.000%	12/1/27	10,560	11,274
Illinois GO	5.000%	2/1/28	11,305	11,907
Illinois GO	5.000%	7/1/28	3,600	3,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	10/1/28	4,000	4,328
	Illinois GO	5.000%	11/1/28	42,580	45,431
	Illinois GO	5.000%	11/1/28	1,195	1,296
	Illinois GO	5.000%	1/1/29	4,055	4,187
	Illinois GO	5.000%	5/1/29	10,000	10,924
	Illinois GO	5.000%	5/1/29	5,000	5,462
	Illinois GO	5.000%	7/1/29	10,000	10,964
	Illinois GO	5.000%	10/1/29	4,000	4,332
	Illinois GO	5.000%	11/1/29	18,795	20,067
	Illinois GO	5.000%	1/1/30	8,000	8,262
	Illinois GO	5.250%	2/1/30	8,945	8,957
	Illinois GO	5.000%	5/1/30	18,380	20,379
	Illinois GO	5.000%	10/1/30	3,000	3,249
	Illinois GO	5.000%	5/1/31	34,015	38,204
	Illinois GO	5.000%	5/1/31	15,000	16,847
	Illinois GO	3.500%	6/1/31	1,480	1,471
	Illinois GO	5.000%	5/1/32	24,500	27,825
	Illinois GO	5.000%	5/1/32	10,000	11,357
	Illinois GO	4.000%	6/1/33	5,880	5,923
	Illinois GO	5.000%	7/1/33	7,890	8,955
	Illinois GO	4.000%	10/1/33	7,000	7,217
	Illinois GO	5.000%	3/1/34	1,000	1,113
	Illinois GO	5.000%	5/1/34	3,010	3,202
	Illinois GO	5.000%	5/1/34	11,970	13,511
	Illinois GO	5.000%	7/1/34	16,535	18,698
	Illinois GO	4.000%	10/1/34	8,745	8,950
	Illinois GO	5.000%	5/1/35	3,500	3,710
	Illinois GO	5.000%	5/1/35	5,505	6,178
	Illinois GO	5.000%	7/1/35	15,395	17,302
	Illinois GO	5.000%	12/1/35	3,000	3,160
	Illinois GO	5.000%	5/1/36	4,000	4,467
	Illinois GO	5.000%	7/1/36	6,325	7,060
	Illinois GO	4.125%	10/1/36	9,500	9,730
	Illinois GO	5.000%	5/1/37	3,155	3,496
	Illinois GO	4.000%	7/1/37	9,830	9,894
	Illinois GO	4.000%	10/1/37	2,750	2,761
	Illinois GO	4.000%	3/1/38	7,275	7,289
	Illinois GO	5.250%	5/1/38	4,005	4,487
	Illinois GO	4.000%	10/1/38	3,250	3,252
	Illinois GO	5.250%	5/1/39	4,500	5,018
	Illinois GO	5.500%	5/1/39	5,190	5,754
	Illinois GO	4.000%	10/1/39	2,545	2,542
	Illinois GO	4.000%	3/1/40	2,300	2,283
	Illinois GO	5.250%	5/1/40	4,305	4,775
	Illinois GO	4.000%	10/1/40	1,500	1,489
	Illinois GO	3.000%	12/1/40	2,500	2,130
	Illinois GO	4.000%	3/1/41	1,860	1,831
	Illinois GO	5.250%	5/1/41	3,000	3,313
	Illinois GO	5.250%	5/1/42	5,000	5,500
	Illinois GO	5.250%	5/1/43	4,105	4,494
	Illinois GO	5.125%	10/1/43	7,000	7,620
	Illinois GO	5.000%	12/1/47	13,000	13,906
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,779
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,403
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	5,895	5,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,375	1,361
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	7,240	7,021
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,245	2,199
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	18,760	18,998
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,390	11,871
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,378
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,184
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,203
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,627
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,949
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,198
[1]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	3,187
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	938
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,209
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,189
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,213
[5]	Illinois Sales Tax Revenue	5.000%	6/15/42	15,000	16,665
[5]	Illinois Sales Tax Revenue	5.000%	6/15/43	13,500	14,923
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,240
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,215
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,415
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,658
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	635
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	1,043
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.010%	6/15/25	10,405	9,816
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,348
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,319
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,388
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,254
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,507
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,530
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,260
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	25,618
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,215
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	24,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	4,500	4,513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,338
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,026
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,307
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,917
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,073
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,805
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,290
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,683
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	15,000	18,084
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,079
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,178
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	13,000	15,569
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,029
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,790
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	11,684
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,035
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,069
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,500	6,382
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	2,445	2,499
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,943
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	41,696
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,829
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	23,695	23,867
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	7,990	8,388
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	31,341
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,493
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	32,235	36,042
[3]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,235
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,956
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,244
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,426
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,939
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,995
[1]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,943
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	949
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	799
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,110
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	200
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	431
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	264
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	237
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	231
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	241
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	239
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	289
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	374
[3]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	362
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	294
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	277
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,838
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,442
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,448
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,241
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	7,250
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	7,579
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	264
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	269
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	343
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	738
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,738
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	23,026
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	12/15/25	29,905	27,959
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	6/15/26	11,485	10,589
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,452
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,598
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,415
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	6/15/29	22,390	18,503
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	26,514
[3,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,209
[6,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,458
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	32,468
[3,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	93
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	192
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	34,018
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	56,295
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	715
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	29,079
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	636
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	30,910
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	10,183
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	477
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	550
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,603
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	5,000	3,200
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	258
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,232
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	12/15/36	2,660	1,595
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	875
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	5,333
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	12/15/37	1,425	808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	11,715
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	268
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	16,289
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	1,048
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	257
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	17,970
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,361
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	20,285	19,787
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	9,060	9,013
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,530
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/32	1,915	1,980
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/33	2,115	2,185
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/34	2,330	2,404
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/35	2,555	2,629
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/36	2,795	2,860
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/38	3,330	3,359
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/39	2,520	2,532
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/41	465	463
	Metropolitan Pier & Exposition Authority Project Revenue	5.250%	6/15/44	10,470	10,328
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	486
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,980
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,215	2,509
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,518
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,398
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	2,947
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,857
[3]	Mundelein IL GO	4.000%	12/15/27	500	521
[3]	Mundelein IL GO	4.000%	12/15/28	500	526
[3]	Mundelein IL GO	4.000%	12/15/29	500	527
[3]	Mundelein IL GO	4.000%	12/15/32	1,000	1,046
[3]	Mundelein IL GO	4.000%	12/15/39	2,000	2,007
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,355
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,368
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,541
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,782
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,294
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,248
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	3,031
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,756
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	796
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	536
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	649
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	358
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,154
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	495
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	750
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,010
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	800
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	878
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	801
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,674
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,126
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	772
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	562
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	792
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,371
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	927
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,860
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	756
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	802
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,876
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	11,301
[8]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,511
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,584
[1]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,746
	Romeoville IL GO	5.000%	12/30/26	3,480	3,703
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,785
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	23,450
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,708
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	27,631
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,641
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,752
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,617
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	13,453
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,880
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	21,103
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,376
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,587
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,714
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,913
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,977
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	2,015
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,412
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,459
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,304
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,666
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,151
[3]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,224
	Schaumburg IL GO	4.000%	12/1/35	1,000	1,047
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,900
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,776
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,267
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	765	833
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/29	875	971
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	970
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,271
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	3,148
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,427
[6]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,349
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,592
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	431
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,078
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,003
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,423
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,002
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,002
[1]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,390
[1]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,406
[1]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,346
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,978
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,612
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,990
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	552
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,900
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,346
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,072
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,449
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,214
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,372
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,609
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/32	750	799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/33	535	570
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,049
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,451
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/39	325	363
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/40	775	854
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/41	875	960
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/42	1,000	1,092
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/43	1,000	1,088
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/44	750	813
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,980
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,915
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,389
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,798
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	7,188
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	11,154
					4,338,954
Indiana (1.1%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	562
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	482
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,106
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,533
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,492
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	10,039
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,989
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,989
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue AMT	5.000%	7/10/39	1,000	1,117
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	514
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	551
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	751
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	579
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	601
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	931
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	551
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,091
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,806
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,044
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	789
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,399
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	800
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,337
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,207
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,069
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,068
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,334
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,092
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,327
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,947
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,436
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	367
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	410
[5]	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/31	1,005	1,114
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,084
[5]	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/33	1,120	1,269
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,188
[5]	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,180	1,350
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,131
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,327
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	4,500	4,527
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,870
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,829
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,571
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,012
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,047

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,885
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,305
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,016
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,512
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,482
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,639
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,015
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	7,957
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,312
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,373
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,700
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,015
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,751
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	23,654
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	21,138
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,082
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,997
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,257
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,689
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,082
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,349
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,304
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,012
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	16,133
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	5,000	5,538
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	9,696
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	17,089
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,136
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,191
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,411
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	847
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	895
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	915
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,181
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/35	5,140	5,483
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	3,000	3,155
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,141
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,896
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	10,760
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	1,118
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,684
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	1,115
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	5,236
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,329
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,745
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	3,290
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	5,073
[4]	Indiana Finance Authority Sewer Revenue TOB VRDO	3.230%	2/1/24	10,080	10,080
	Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,101
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,384
	Indiana Finance Authority Water Revenue, Prere. (Indiana Finance Authority State Revolving Fund)	5.000%	8/1/26	1,000	1,055
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	510
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,560	1,528
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	4,305	4,144
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,585	1,684
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	776
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	821

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	535
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,728
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,163
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,742
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,320
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,562
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,317
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,577
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,858
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,757
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,422
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,883
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,422
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,951
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,586
Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	691
Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	700
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,441
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,122
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,617
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,857
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,848
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/38	1,400	1,533
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/43	3,390	3,697
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,718
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,336
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,140
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,690
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,132
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,832
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,014
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,406
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/41	3,000	3,646
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/42	2,500	3,026
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,875	2,259
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,484
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	5,260	6,003
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	11,409
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,320
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,573
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,256
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	23,320
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,672
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,295
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,785
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,698
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/29	1,250	1,252
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/30	1,375	1,377
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/32	2,000	2,002
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/34	1,950	1,951
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/35	2,350	2,351
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/36	2,425	2,426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,559
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,435
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,926
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	8,109
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,133
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	425	484
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,401
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,950	2,206
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	1,500	1,683
Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,466
Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,936
Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,620
Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,661
Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,305
Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,832
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	847
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	750	879
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	317
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	213
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	213
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	750
Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,282
Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,042
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,520
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,624
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,190
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,308
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,443
				789,238
Iowa (0.2%)
Des Moines IA GO	5.000%	6/1/26	5,870	6,170
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,234
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,340
Iowa City Community School District GO	3.000%	6/1/31	3,840	3,760
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,544
Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	14,721
Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	25,168
Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,525	4,507
Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,350	4,182
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	1,200	1,175
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	778
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,249
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,321
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,946
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,080
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,183
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,295
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,634
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,748
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,872
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,002
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,859
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,871
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	888
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,552
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,583
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,339
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,580
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,377
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,837
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,008
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	4,001
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	8,010	8,083
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	981
	University of Iowa Fcilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,200
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,635
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,696
					152,232
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,596
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,170
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,138
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,136
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,940
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,159
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,666
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,893
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,250	2,452
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,036
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,194
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,868
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	597
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	497
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	497
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	498
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	498
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	645
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	20,573
	Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,400
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,005
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,044
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,506
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,503
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	7,618
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,960	10,793
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,473
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,494
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,699
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	477
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	466
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	337
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	362
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	912
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,000	1,049
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	902
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	440	417
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,135
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,115
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,647
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,372
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,548
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,321
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,676
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,520
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,050
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,033
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,033
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,291
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,984
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,962
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,347
[3]	Topeka KS Combined Utility Water Revenue	4.000%	8/1/43	2,440	2,462
[3]	Unified School District No. 489 GO	5.000%	9/1/36	600	680
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	2,018
					167,374
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	728
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,323
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,530
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,161
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	632
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	283
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,027
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	406
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,484
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	478
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,306
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,010
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	473
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	381
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,447
[4]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	10,250	10,250
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	4,048
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	197
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	242
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	247
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	205
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,459
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,493
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,512
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,540
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,034
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,872
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,859
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,269
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,421
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,584
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,741
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,903
[8]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,235
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,491
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,245
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,890
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,167
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,058
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,176
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,848
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,057
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,365
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,861
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,676
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,622
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,228
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,951
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,979
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,465
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,651
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,520
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,122
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,082
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,576
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,968
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,333
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,219
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,103
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,168
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,296
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,577
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,137
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,500
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,357
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	162,200	162,376
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	77,250	77,371
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	48,120
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	40,324
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	85,105	85,226
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	86,735	94,207
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/48	214,685	214,969
[2]	Kentucky Public Energy Authority Natural Gas Revenue, 67% of SOFR + 1.200%	4.758%	8/1/52	23,000	22,194
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,377
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,990
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,172
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,171
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,082
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,387
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,147
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,263
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,468
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,589
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,955
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,606
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,284
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	2,590	2,976
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,748
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,687
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	19,640	21,407
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,312
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	17,700
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	6,178
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,858
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,697
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,456
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	892
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	7,026
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	774
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,348
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,317
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,516
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,082
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,434
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,268
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,280
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	13,114
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,713
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,205
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,116
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,035
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,552
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,358
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,749
[3]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,374
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	445
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	872
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,499
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,300	1,487
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	1,750	1,986
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	2,000	2,255
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,552
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,565	1,743
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,665
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,815	2,006
					1,203,848
Louisiana (1.1%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,013
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,013
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,013
[4,9]	Calcasieu Parish Public Trust Authority Local or Guaranteed Housing Revenue TOB VRDO	4.490%	2/1/24	17,531	17,531
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,671
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,922
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,972
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/34	1,500	1,602
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/36	2,000	2,118
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,374
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,547
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,000
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,083
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	860
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,607
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	614
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	577
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	708
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	861
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/42	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,565
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,878
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,775
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,599
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,324
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,793
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,683
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,740
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,324
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,302
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,387
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.217%	5/1/43	7,820	7,655
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	20,761
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,042
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	43,000	43,768
	Louisiana GO	5.000%	2/1/27	5,325	5,684
	Louisiana GO	5.000%	2/1/28	5,000	5,456
	Louisiana GO	5.000%	5/1/29	14,815	15,158
	Louisiana GO	5.000%	2/1/30	9,000	10,268
	Louisiana GO	5.000%	5/1/30	2,950	3,017
	Louisiana GO	5.000%	10/1/30	2,000	2,153
	Louisiana GO	5.000%	2/1/31	10,000	11,625
	Louisiana GO	5.000%	2/1/33	6,000	7,240
	Louisiana GO	5.000%	2/1/34	7,000	8,592
	Louisiana GO	4.000%	10/1/34	10,710	11,037
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,695
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,327
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,254
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,497
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,537
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,426
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	28,426
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	46,392
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,460
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,718
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,895
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,435
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	11,500	11,145
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,036
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,445
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	12,002
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,712
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,650
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,701
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,828
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,958
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,095
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	23,950
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,500
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,550
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,455	10,625
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,020	5,161
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,215	4,334
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,808
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/35	775	901
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/36	1,000	1,159
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	965	1,107
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	284
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,054
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,020
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,958
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,590
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,145
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,535
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,276
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,989
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,256
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	527
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,336
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,520	1,554
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,124
[4,9]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/1/24	34,370	34,370
[3]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,364
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,284
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,699
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,384
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,523
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,860
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	2,000
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,088
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,387
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,596
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,077
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,864
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,232
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,111
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,061
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,613
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,235
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,799
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,695
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	8,377
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,888
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,314
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,780
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,264
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	8,900	8,811

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,630
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/30	3,395	3,668
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	2,515	2,570
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	3,385	3,442
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	4,090	4,128
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,776
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	1,755	1,738
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	3,324
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,428
				760,558
Maine (0.1%)
Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	983
Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,132
Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,715
Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,371
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	380
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	371
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	382
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	492
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,076
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,389
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	887
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	726
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	520
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	679
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,105
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	634
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	625
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,104
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,470
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,106
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	571
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,402
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,101
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,811
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	364
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,523
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,172
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,559
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,522
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	360
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,599
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,019
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	304
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,130
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,124
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,602
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,103
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,389
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,323
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,113
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,988
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,239
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,045
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,253
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,404
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,256
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,344
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,140
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,154
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,628
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,795	1,789
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,597
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,906
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,138
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,713
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	1,065
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,215
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,171
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,137
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	475
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	416
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	902
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	773
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	690
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,073
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,180
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,840
					102,127
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/27	4,075	4,378
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,150
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,220
	Anne Arundel County MD GO	5.000%	4/1/28	4,030	4,430
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,114
	Baltimore County MD GO	5.000%	8/1/26	7,620	7,871
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,790
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,227
	Baltimore County MD GO	4.000%	3/1/38	5,000	5,282
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	179
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	201
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	282
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	186
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	186
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	236
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	243
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	262
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	544
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	266
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/42	875	881
	Charles County MD GO	5.000%	10/1/27	4,155	4,516
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	850
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,020
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,029
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,072
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,015
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	905
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,412
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,560

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,869
Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,629
Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,000	1,077
Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,509
Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	940	937
Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	925	954
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,454
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	31,869
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	28,534
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,481
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/30	3,000	3,156
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	30,325
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,731
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,060
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,411
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,118
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,961
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,324
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,150	1,096
Maryland GO	5.000%	3/15/26	18,735	19,631
Maryland GO	5.000%	8/1/26	54,710	57,854
Maryland GO	5.000%	8/1/26	20,000	21,149
Maryland GO	5.000%	8/1/27	8,165	8,840
Maryland GO	5.000%	6/1/28	10,000	11,036
Maryland GO	5.000%	8/1/28	4,500	4,860
Maryland GO	3.250%	8/1/30	9,000	8,961
Maryland GO	5.000%	6/1/31	3,565	4,187
Maryland GO	3.500%	3/15/32	10,000	10,135
Maryland GO	5.000%	3/15/37	38,575	45,623
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,001

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	373
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	428
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	696
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	416
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	476
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	448
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	599
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	70
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	277
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	215
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	243
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,156
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,961
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,539
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	592
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	169
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,363
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,654
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	445
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	304
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	890
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,761
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,178
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,045
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,654
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,005
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,003
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,045
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,654
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,780
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,511
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	6,590
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	704
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,439
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,587
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,569
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,187
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	699
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,905
[4,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	2/1/24	455	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.410%	7/1/41	72,360	72,360
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	2,003
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	452
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	460	490
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	616
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,350	1,469
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	869
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	1,510	1,676
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	714
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,827
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	2,041
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,171
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,864
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,686
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,400
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,102
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,565
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,422
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,479
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,052
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,968
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,971
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,583
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,414
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,249
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,226
	Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,907
[4]	Maryland Stadium Authority Lottery Revenue TOB VRDO	4.350%	2/1/24	10,275	10,275
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,466
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,409

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,576
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,627
Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	8,213
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,385
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,045
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,374
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,192
Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	5.000%	1/1/43	1,410	1,546
Montgomery County MD GO	5.000%	11/1/24	15,390	15,629
Montgomery County MD GO	4.000%	11/1/27	5,095	5,358
Montgomery County MD GO	5.000%	8/1/37	10,100	11,814
Montgomery County MD GO	4.000%	8/1/40	11,250	11,697
Prince George's County MD GO	5.000%	7/15/26	22,685	23,963
Prince George's County MD GO	4.000%	7/15/30	7,500	7,918
Prince George's County MD GO	4.000%	7/15/31	1,000	1,065
Prince George's County MD GO	3.000%	7/15/33	14,000	13,833
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,960	3,932
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,018
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,135
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	954
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	761
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,075
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	486
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	772
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	509
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	714
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	932
University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	11,932
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,349
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,610
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,820
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,294
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,464
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,379

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,711
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,334
Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,185	8,210
				851,809
Massachusetts (1.8%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	990
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	986
Commonwealth of Massachusetts GO	5.000%	8/1/24	10,000	10,101
Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,891
Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,634
Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	44,035
Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	22,067
Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	32,614
Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,691
Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,404
Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,733
Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,561
Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,240
Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	58,898
Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	27,057
Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	13,390
Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	22,436
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,000	2,402
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,645	3,177
Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,361
Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,490
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,650	1,968
Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	25,679
Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,827
Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,805
Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,536
Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,906
Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	21,293
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,168
Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	14,056
Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,495
Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,390
Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,614
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	4,049
Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,248
Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,435
Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,612
Commonwealth of Massachusetts GO	5.000%	1/1/41	4,750	5,466
Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,962
Commonwealth of Massachusetts GO	5.000%	3/1/41	7,840	9,038
Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,855
Commonwealth of Massachusetts GO	5.000%	5/1/41	10,000	10,801
Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,231
Commonwealth of Massachusetts GO	5.000%	1/1/42	6,190	7,091
Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,219
Commonwealth of Massachusetts GO	5.000%	5/1/42	5,390	6,129
Commonwealth of Massachusetts GO	5.000%	3/1/43	10,850	12,387
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,263
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	24,564
	Commonwealth of Massachusetts GO	5.000%	3/1/44	8,560	9,716
	Commonwealth of Massachusetts GO	5.000%	7/1/45	4,170	4,511
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	31,326
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	12,246
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,791
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,234
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	632
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/35	8,450	9,231
	Lowell MA GO	4.000%	8/1/37	1,695	1,797
	Lowell MA GO	4.000%	8/1/38	1,410	1,477
	Lowell MA GO	4.000%	8/1/40	1,850	1,914
	Lowell MA GO	4.000%	8/1/41	2,000	2,057
	Marblehead MA GO	2.000%	7/15/41	1,255	903
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	242
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	263
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,406
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,500	1,809
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,965
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	836
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	875	1,045
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,906
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,330
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,264
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	966
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	943
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,310
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,372
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	702
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	955	986
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,274
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,378

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,751
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	3,337
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	8,000	9,221
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,640	3,027
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,235
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	3,000	3,137
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,565	1,677
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,125	1,261
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/30	1,325	1,519
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/37	325	386
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	300	351
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	550	635
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	700	801
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	125
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	600	604
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	815
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	175
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	187
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	189
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,367
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,331
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	202
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	210
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,508
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	449
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,632
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,086
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,090
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	15,535
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	897
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	537
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,338
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,600
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,888
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,224
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	543
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	587
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	19,694
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,312
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,782
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,044
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	497
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,453
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,733
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,209
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	353
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	191
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	664
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	583
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	699
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	726
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,471
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,375	1,422
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,804
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	32,680	37,987
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	843
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,763
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,787
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,486
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	359
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	629
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,599
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,090
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,857
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	27,335	31,602
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,968
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,360
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,025
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,597
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,291
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,030	2,289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,160	2,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,816
[2,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.470%	7/1/49	3,500	3,484
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,285
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,421
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,540
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,036
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,955	1,987
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	5,000
[14]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,148
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,813
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,770	5,834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	12,060	12,310
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,700	2,620
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,031
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,479
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,515
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,324
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,126
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,786
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,027
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,310
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	10,066
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	29,290
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	21,328
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	10,065
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	57,263
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	11,059
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,162
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,130
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,133
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,634
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,665
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,863
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,014
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	845
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	5,871
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,422
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	10,174
	Tisbury MA GO	4.000%	8/15/37	1,815	1,943
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,724
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,107
[3]	Worcester MA GO	4.000%	2/15/38	1,350	1,416
[3]	Worcester MA GO	4.000%	2/15/39	1,805	1,884
[3]	Worcester MA GO	4.000%	2/15/41	2,460	2,537
[3]	Worcester MA GO	4.000%	2/15/42	2,485	2,554
					1,306,153
Michigan (2.9%)
[16]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,193
[16]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,555
[16]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,657
[16]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,381
[16]	Alpena MI Public Schools GO	4.375%	5/1/47	1,000	1,016
	Ann Arbor School District GO	5.000%	5/1/38	1,000	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,050
[16]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,566
[16]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,195
	Bloomfield Hills School District GO	5.000%	5/1/30	700	795
	Bloomfield Hills School District GO	5.000%	5/1/31	750	866
	Bloomfield Hills School District GO	5.000%	5/1/32	675	791
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,240
	Bloomfield Hills School District GO	5.000%	5/1/42	550	614
	Bloomfield Hills School District GO	5.000%	5/1/43	500	557
[16]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,379
[16]	Chippewa Valley Schools GO	5.000%	5/1/25	755	774
[16]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,032
[16]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,907
[16]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,146
[16]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,107
[16]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,131
[16]	Chippewa Valley Schools GO	5.000%	5/1/35	800	819
[16]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,635
[16]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,776
[3,16]	Detroit City School District GO	5.250%	5/1/27	1,210	1,301
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,784
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,657
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,515
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,808
	Detroit MI GO	5.500%	4/1/36	435	472
	Detroit MI GO	5.500%	4/1/40	680	723
	Detroit MI GO	6.000%	5/1/43	475	532
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,175
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,081
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,059
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,511
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,401
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,702
[16]	East Lansing School District GO	5.000%	5/1/28	695	744
[16]	East Lansing School District GO	5.000%	5/1/29	500	536
[16]	East Lansing School District GO	5.000%	5/1/30	615	660
[16]	East Lansing School District GO	5.000%	5/1/31	1,955	2,098
[16]	East Lansing School District GO	5.000%	5/1/33	755	809
[16]	East Lansing School District GO	5.000%	5/1/34	1,540	1,649
[16]	East Lansing School District GO	5.000%	5/1/36	1,125	1,199
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,566
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,322
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4,9]	Eastern Michigan University College & University Revenue TOB VRDO	3.750%	2/1/24	22,000	22,000
[3]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,236
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,836
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,221
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,976
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	25,250
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	31,361
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,816
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,937
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,533
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,601
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,722
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	4,465	5,248
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,814
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,594
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	3,000	3,483
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,916
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,100	1,263
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,000	1,149
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,764
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/41	1,145	1,308
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,943
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/42	1,200	1,368
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	1,025	1,165
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	4,930
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,771
[3]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,844
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,972
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	66,602
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	10,759
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	964
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,369
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,040
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,660
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	7,096
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	383
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,596
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,203
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,720
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,265
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,610
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,332
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,338
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	950
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,646
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	852
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,550
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,171
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,052
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,611
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,674
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,304
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,078
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,677
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	838
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,751
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,500	1,766
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,111
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,823
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,104
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,912
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,160
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,994
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	600	689
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	5,005
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/41	700	800
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	5,010
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/42	1,015	1,154
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,727
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/43	1,325	1,499
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,850	1,982
[4]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	4.430%	2/1/24	19,680	19,680
[16]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,417
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,788
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,468
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,402
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,075
[16]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,459
[16]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,106
[16]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,200
[16]	Hudsonville Public Schools GO	4.000%	5/1/35	560	589
[16]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,068
[16]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,235
[16]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,066
[16]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,510
[16]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,073
[16]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,087
[16]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,319
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,655
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,841
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,888
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,903
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,984
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,809
[3]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,241
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,253
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,030
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,188
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,331
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,076
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,755
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,086
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,006
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,255
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,501
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,738
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,193
[16]	Lake Orion Community School District GO	4.000%	5/1/30	575	615
[16]	Lake Orion Community School District GO	4.000%	5/1/31	400	430
[16]	Lake Orion Community School District GO	4.000%	5/1/32	500	541
[16]	Lake Orion Community School District GO	4.000%	5/1/33	600	648
[16]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,251
[16]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,684
[16]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,754
[16]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,205
[16]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,409
[16]	Lake Orion Community School District GO	4.000%	5/1/38	800	835
[16]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	1,124
[16]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,129
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/40	2,750	3,152
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/41	2,000	2,280
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/42	2,930	3,325
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/43	3,750	4,233
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/44	3,000	3,374
[3]	Lansing MI GO	4.000%	6/1/39	3,570	3,687
[3]	Lansing MI GO	4.000%	6/1/40	1,000	1,024
[3,16]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,329
[3]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,807
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,722
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,758
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,707
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,161
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,361
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,957
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,653
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,183
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,042
[16]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,396
[16]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,142
[16]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,428
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,149
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,372
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,270
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,650
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,278

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	13,493
Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	4,878
Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	754
Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	688
Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	274
Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	768
Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	802
Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,259
Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,100
Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,298
Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,035
Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,079
Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,091
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,103
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,409
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,548
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,663
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,053
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	445
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	457
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	923
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	963
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,002
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,012
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	404

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	570
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	640
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	652
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	633
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,421
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,717
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,844
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,707
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,743
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,021
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,184
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,269
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,274
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	887
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,994
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,227
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,525	1,636
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,531
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,019
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,566
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,727
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,880
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,034
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,214
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,779
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,600	1,747
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,627
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,023
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,702
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,560
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	13,314
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,836
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,651
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,233
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,312
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,152
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,465
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,445
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,364
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,325
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	6,027
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,300
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,295
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,374
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,466
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	9,140
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,416
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,907
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,754
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,220
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,699
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,865
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,304
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	5,000	4,887
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,078
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	12,920
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,310	1,327
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,012
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,018
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,030
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,025
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,111
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.770%	12/1/39	13,000	12,966
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/25	3,160	3,226
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,375
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	2,310	2,435
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	1,320	1,423
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	2,200	2,418
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/31	1,020	1,120
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/32	1,225	1,342
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,168
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/33	1,095	1,194
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,260
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/34	1,440	1,566
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	2,120
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/35	1,525	1,650
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/36	2,045	2,211
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	2,515	2,690
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	2,110	2,245
[1,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.450%	2/1/24	21,600	21,600
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	900	901
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,336
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,411
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,403
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,268
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,515
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,237
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	2,969
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	5,000	5,031
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,072
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	20,381
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,531
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,378
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,020
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,172
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,555
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,079
[3]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,555
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	673
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	517
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,467
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,907
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,635
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,250	3,573
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,421
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,570	1,603
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,270
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,657
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,364
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,710
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,789
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	6,072
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,631
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	16,609
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,098
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	714
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,065
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,553
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,549
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,016
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	867

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,013
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,055
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,133
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,373
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,947
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,653
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,362
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,635
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,609
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,740
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,403
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	27,506
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	14,947
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,665
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,765
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	25,005
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,813
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,392
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,130
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,829
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/37	1,000	1,174
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,838
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/38	450	522
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/41	1,000	1,134
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	1,050
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	682
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,172
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,281
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,679
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,474

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,520
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,008
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,253
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	18,809
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,447
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	2,655	2,750
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,215
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,625	7,630
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	2,590	2,565
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,490	2,482
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	3,360	3,303
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,815	1,754
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	11,485	11,881
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	27,330	29,326
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,609
Michigan State University College & University Revenue	5.000%	2/15/30	900	1,002
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,615
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,535
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,156
Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,459
Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,441
Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,053
Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,799
Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,026
Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,324
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,252
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,033
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,702
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,252
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Strategic Fund Appropriations Revenue, ETM	5.000%	3/1/24	1,715	1,717
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,529
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,240
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,412
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,228
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	38,174
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	19,195	19,887
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	17,184
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	5,151
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,353
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	12,253
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	19,843
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	26,127
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	36,238
[16]	Midland Public Schools GO, Prere.	5.000%	5/1/25	1,000	1,026
[16]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,127
[16]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,200
[16]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,284
[16]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,854
[16]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,148
	Northville Public Schools GO	5.000%	5/1/40	880	982
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,386
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,797
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,099
	Oakland University College & University Revenue	5.000%	3/1/24	540	541
	Oakland University College & University Revenue	5.000%	3/1/25	540	551
	Oakland University College & University Revenue	5.000%	3/1/27	785	817
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,298
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,802
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,439
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,256
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,487
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,839
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,453
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,876
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,278
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,087
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,673
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,732
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,835
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,471
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,624
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,806
	Plymouth-Canton Community School District GO	5.000%	5/1/42	2,325	2,612
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,357
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,535
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,212
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,892
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,345
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,588
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,945
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,000
[16]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,088
[16]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,575
[16]	Rockford Public Schools GO	5.000%	5/1/38	670	761
[16]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,941
[16]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,940
[16]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,467
[16]	Rockford Public Schools GO	5.000%	5/1/42	3,700	4,111
[16]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,441
[16]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,347
[16]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,409
[16]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,487
[16]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,041
[16]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,101
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	2,245	2,248
[16]	Saginaw City School District GO	4.000%	5/1/36	700	740
[16]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,341
[16]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,154
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,328
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,099
	Southfield MI GO	3.000%	5/1/33	2,630	2,522
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,217
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,098
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,766
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,590
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,326
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,464
[16]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,362
[16]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,587
[16]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,530
[16]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,836
[16]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,550
[16]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,512
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,550
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,830
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,642
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	904
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,591
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	719
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,850
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,568
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	708
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	890
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	842
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,376
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	815
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,008
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,441
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,477
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,667
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	835
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,964
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	689
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,671
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	685
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,454
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	951
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	645
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,682
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,519
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,793
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	223
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	445
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	249
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	452
[3]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	227
[3]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	668
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	282
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	678
[3]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	674
[3]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	223
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	442
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	663
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	274
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	442
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	218
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	543
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	244
[3]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	433
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,955
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,004
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,061
					2,115,625
Minnesota (1.1%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	263
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	532
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	537
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,271
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,882
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,572
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,406
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/36	300	345
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/37	375	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/39	650	733
	Hennepin County MN GO	5.000%	12/1/29	3,545	4,044
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,803
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,455
	Hennepin County MN GO	5.000%	12/15/37	8,000	8,773
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,543
	Hennepin County MN GO	5.000%	12/15/38	4,250	4,716
	Hennepin County MN GO	5.000%	12/1/41	7,005	8,027
	Hennepin County MN GO	5.000%	12/1/42	7,355	8,391
	Hennepin County MN GO VRDO	3.820%	2/1/24	480	480
[5]	Mankato Independent School District No. 77 GO	4.000%	2/1/42	7,885	7,960
[5]	Mankato Independent School District No. 77 GO	4.000%	2/1/43	10,470	10,524
[5]	Mankato Independent School District No. 77 GO	4.000%	2/1/44	3,965	3,974
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,015
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,388
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,459
	Metropolitan Council GAN GO	5.000%	12/1/25	8,000	8,322
	Minneapolis MN GO	3.000%	12/1/32	730	719
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,870
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	2,010
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	17,440	18,902
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	27,538
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,504
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	729
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,755
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	626
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,663
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	732
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	588
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,197
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	671
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	687
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	960
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	922
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	989
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,244
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,405
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,424
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,631
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,022
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,000	2,336
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,750	2,024
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,000	1,138
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,800	2,034
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	1,000	1,123
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	2,335	2,611
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	3,515	3,892
[5]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	3,000	3,310
	Minnesota GO	5.000%	8/1/24	12,355	12,481
	Minnesota GO	5.000%	8/1/24	15,500	15,658
	Minnesota GO	5.000%	8/1/26	35,060	36,154
	Minnesota GO	5.000%	8/1/27	4,000	4,131
	Minnesota GO	5.000%	8/1/27	12,790	13,848
	Minnesota GO	5.000%	8/1/28	12,365	13,698
	Minnesota GO	5.000%	8/1/28	13,105	14,518
	Minnesota GO	5.000%	8/1/29	9,550	10,818
	Minnesota GO	5.000%	8/1/29	21,800	24,695
	Minnesota GO	5.000%	8/1/34	10,000	10,566
	Minnesota GO	5.000%	8/1/35	9,535	10,051
	Minnesota GO	5.000%	8/1/36	11,000	12,967
	Minnesota GO	5.000%	8/1/40	10,610	12,200
	Minnesota GO	4.000%	8/1/41	9,000	9,290
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,059
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,111
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	214
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,168
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	620
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,231

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	465
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,287
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,348
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,418
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,484
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	715
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,559
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	328
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	709
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,430
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,311
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,501
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,671
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,251
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,740
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,327
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	180
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	140
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	173
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	238
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	171
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	175
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	365
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	241
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	298
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	715
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/43	4,745	4,029
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/44	525	410
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	14,812	13,176
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,245	4,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,401	3,350
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	13,590	13,140
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	4,565	4,474
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	9,340	9,884
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,300	4,660
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,505
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,014
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	34,560	34,723
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	17,000	16,782
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	14,595	15,603
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	11,620	12,422
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	8,377
	Moorhead Independent School District No. 152 GO	3.000%	2/1/42	2,990	2,560
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,445
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,846
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	20,246
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	21,632
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	21,931
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	17,400	17,863
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/43	23,500	23,897
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,852
[5]	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/41	6,185	6,251
[5]	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/42	7,290	7,330
	St. Cloud MN Health, Hospital, Nursing Home Revenue (CentraCare Health System Obligated Group)	5.000%	5/1/26	1,000	1,040
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	848
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	823
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,899
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,244
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,482
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,463
[4,9]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	25,860	25,860
	University of Minnesota College & University Revenue	5.000%	8/1/25	1,310	1,351
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,259
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,917
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,835
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,960
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,094
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,769
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,723
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,474
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	8,165	8,108
					828,751
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,710
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,698
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,624
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,882
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,001
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,623
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,483
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,239
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,123
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,533

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/26	6,045	6,277
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/27	7,985	8,469
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/28	2,315	2,499
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,143
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,574
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,275
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,934
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	840
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/29	1,050	1,158
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/30	1,090	1,198
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,099
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,648
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,878
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	956
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,510
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,089
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	720
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,215
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,664
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,633
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,914
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,797
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,618
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/33	1,000	1,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/34	4,165	4,409
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	3,000	3,163
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	11,017
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,621
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	11,772
Mississippi GO	5.000%	10/1/29	15,080	16,289
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/38	2,000	2,041
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,328
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,921
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,862
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,249
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,675	2,594
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,075
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	870
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	868
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	805
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	798
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,062
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,253
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,698
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,457
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,232
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,403
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,894
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,896
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,736

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	896
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,054
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,121
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,569
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,629
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,576
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,772
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,262
				223,288
Missouri (1.1%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	987
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	733
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,078
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,061
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,472
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,540	1,621
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,114
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,070	1,125
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,422
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	788
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,768
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,731
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,667
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,447
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,399
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,732
Independence MO School District GO	3.250%	3/1/40	1,850	1,674
Independence MO School District GO	3.250%	3/1/41	2,650	2,376
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	3,077
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,269
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,924
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,874

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,788
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,581
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,838
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,979
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,728
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/34	700	693
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/35	300	295
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/37	600	561
Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/27	1,355	1,437
Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/28	3,680	3,979
Kansas City MO GO	4.000%	2/1/25	575	582
Kansas City MO GO	4.000%	2/1/27	600	623
Kansas City MO GO	4.000%	2/1/28	500	526
Kansas City MO GO	5.000%	2/1/29	750	834
Kansas City MO GO	5.000%	2/1/30	800	907
Kansas City MO GO	4.000%	2/1/43	2,300	2,345
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,213
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,201
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,754
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,648
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,205
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/38	500	585
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	675	782
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,875	2,150
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/41	1,310	1,493
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,121
Kansas City MO Special Obligation Revenue	5.000%	9/1/32	1,300	1,491
Kansas City MO Special Obligation Revenue	5.000%	9/1/33	1,645	1,896
Kansas City MO Special Obligation Revenue	5.000%	9/1/38	1,655	1,846
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,357
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,028
Kansas City MO Water Revenue	5.000%	12/1/38	785	917
Kansas City MO Water Revenue	5.000%	12/1/39	625	722
Kansas City MO Water Revenue	5.000%	12/1/41	1,200	1,368
Kansas City MO Water Revenue	5.000%	12/1/42	1,895	2,151
Kansas City MO Water Revenue	5.000%	12/1/43	1,000	1,130
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,855	1,932

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/29	1,000	1,110
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/30	1,000	1,130
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/31	800	917
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/32	670	769
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/33	1,000	1,145
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/35	1,115	1,268
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/36	1,000	1,128
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,231
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,698
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,350
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,351
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,177
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	5,961
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,549
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	5,286
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,514
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,514
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,121
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,047
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,021
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,070
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,578
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,117
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,637
Missouri Development Finance Board Recreational Revenue VRDO	3.850%	2/1/24	11,000	11,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	991
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,153
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,097
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,047
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	842

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,931
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,007
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,900	2,031
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,001
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,157
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,078
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,160
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	513
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,291
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,463
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,357
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,550
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	502
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,328
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,618
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	553
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	6,840	6,882
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	4,019
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	34,485
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	538
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,667

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,415
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	482
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,701
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,810
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,985
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	528
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,511
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,379
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	864
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,729
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	604
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,100
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,828
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,444
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,808
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,699
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (SSM Health Care Obligated Group)	5.000%	6/1/32	2,360	2,700
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	13,500	13,704
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	20,866	22,424
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,413
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,015	3,033

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,565	4,592
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,500	3,520
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,000	4,023
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,017
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	7,015	7,056
Missouri Highway & Transportation Commission Appropriations Revenue (Appropriation Mega Project)	5.000%	5/1/26	35,000	36,771
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/47	490	411
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	3,110	3,062
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,385	1,350
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	11,275	11,050
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,005	4,140
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,215	3,419
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/37	665	749
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/38	415	463
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/39	570	632
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/40	515	567
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/41	660	726
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/42	615	675
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,780
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,135
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/43	2,995	3,381
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	4,570	4,642
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	3,285	3,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,276
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	5,000	5,063
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	6,455	6,533
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	10,000	10,118
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,957
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,326
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,388
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,570
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,343
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	6,800	7,042
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	10,000	10,302
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,047
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,063
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,114
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,406
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	5,925	6,129
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	10,019
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,414
	Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,281
	Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,539
	Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	4,429
	Springfield School District No. R-12 GO	4.000%	3/1/42	5,390	5,485
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/31	5,585	5,776
	St. Charles School District GO	3.000%	3/1/39	3,025	2,682
	St. Charles School District GO	3.000%	3/1/40	2,000	1,751
	St. Charles School District GO	3.000%	3/1/41	1,800	1,553
[4,9]	St. Louis City Missouri IDA Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	8,095	8,095
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	10,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,500	1,564
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	7,233
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,783
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,508
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,990
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,484
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,280
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,057
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,553
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,055
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,200
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,838
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	3,106
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/24	2,735	2,688
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	2,080	1,972
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,000	915
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	3,475	3,071
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	3,100	2,642
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	2,320	1,905
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	3,105	2,455
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/33	2,000	1,408
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,427
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,604
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,279
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	4,921
[3]	St. Louis School District GO	5.000%	4/1/38	2,000	2,246
[3]	St. Louis School District GO	5.000%	4/1/39	6,725	7,478
[3]	St. Louis School District GO	5.000%	4/1/40	7,130	7,879
	Union R-XI School District GO	4.000%	3/1/34	1,290	1,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,132
	University of Missouri Curators College & University Revenue	4.000%	11/1/30	3,000	3,021
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	20,975	24,259
					795,049
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	12,535	12,717
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,731
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/54	1,750	1,919
[14]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,476
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	525
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,599
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	455	485
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,743
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	680
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,100
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	520
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,083
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,156
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,704
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	429
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,327
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,121
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	619
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,927
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,169
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	449
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,809
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	705
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,353
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,019
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,308
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,647
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	845
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	2,020	1,715
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,414
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	816
					65,096
Multiple States (0.5%)
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,665	12,297
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,700	26,700
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	43,572	38,765
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,045	11,621
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,491	11,766
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,856	4,326
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	49,887	47,927
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	19,939	16,160
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.141%	1/25/40	16,904	15,930
[2,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.548%	8/25/40	26,987	26,412
[2,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.083%	4/25/43	60,889	50,616
[4,17]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	46,405	39,101
[4,17]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	47,635	40,400
[4,17]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	30,955	25,860
					367,881
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,430
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,102
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,309
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,257
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,333
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,567
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	757
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,525	30,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	161,760	170,930
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,670	121,131
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	51,760	54,353
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,083
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	543
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	663
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	504
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	307
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	668
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	433
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	531
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,204
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	570
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	299
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,416
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,064
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,193
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,821
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,286
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,949
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,508
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/41	1,605	1,610
	Elkhorn School District GO	4.000%	12/15/32	325	342
	Elkhorn School District GO	4.000%	12/15/33	375	394
	Elkhorn School District GO	4.000%	12/15/34	350	368
	Elkhorn School District GO	4.000%	12/15/35	350	366
[3]	Fremont School District GO	4.000%	12/15/38	1,275	1,320
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,832
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,085
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,210
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,296
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	756
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,421

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	813
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	516
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,660	5,475
Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,000	5,439
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,658
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,404
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,747
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,583
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,828
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,676
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,896
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,302
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,319
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,395
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,564
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,046
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,824
Omaha NE GO	5.000%	4/15/30	345	392
Omaha NE GO	5.000%	4/15/40	740	845
Omaha NE GO	5.000%	4/15/41	900	1,023
Omaha NE GO	5.000%	4/15/42	775	875
Omaha NE GO	5.000%	4/15/43	800	898
Omaha NE Sewer Revenue	4.000%	4/1/33	500	534
Omaha NE Sewer Revenue	4.000%	4/1/34	650	691
Omaha NE Sewer Revenue	4.000%	4/1/35	500	528
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,505
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,325
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,503
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,769
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,773
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,307
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,695
Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	2,238
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,528

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	2,013
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	5,069
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,898
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,799
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,682
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	1,925	2,081
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,072
Omaha School District GO	5.000%	12/15/27	2,000	2,169
Omaha School District GO	3.000%	12/15/35	2,700	2,555
Omaha School District GO	3.000%	12/15/42	1,000	842
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,527
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,088
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,922
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,888
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,987
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,538
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,626
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,136
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,099
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,337
				593,502
Nevada (1.2%)
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,014
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	21,765
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	19,321
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,580
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,839
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,662
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,543
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,352
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,029
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	11,018
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,988
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,840
Clark County NV GO	5.000%	6/1/26	2,020	2,125
Clark County NV GO	5.000%	7/1/26	2,475	2,544
Clark County NV GO	5.000%	6/1/27	2,625	2,822
Clark County NV GO	4.000%	11/1/31	5,950	6,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	5.000%	11/1/31	1,645	1,683
	Clark County NV GO	4.000%	6/1/32	12,000	12,423
	Clark County NV GO	4.000%	11/1/32	1,015	1,040
	Clark County NV GO	5.000%	11/1/32	6,730	7,491
	Clark County NV GO	3.000%	7/1/35	1,180	1,131
	Clark County NV GO	4.000%	12/1/36	15,050	15,582
	Clark County NV GO	4.000%	12/1/37	18,825	19,425
	Clark County NV GO	5.000%	6/1/38	12,290	13,169
	Clark County NV GO	4.000%	12/1/38	21,055	21,632
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	24,395
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	13,341
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,906
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,377
	Clark County School District GO	5.000%	6/15/25	20,000	20,528
[3]	Clark County School District GO	5.000%	6/15/27	8,975	9,614
[3]	Clark County School District GO	5.000%	6/15/28	9,530	10,180
[3]	Clark County School District GO	5.000%	6/15/28	1,280	1,400
	Clark County School District GO	5.000%	6/15/28	8,620	9,409
[3]	Clark County School District GO	5.000%	6/15/29	1,250	1,396
[3]	Clark County School District GO	4.000%	6/15/30	10,505	10,861
[3]	Clark County School District GO	5.000%	6/15/30	1,070	1,218
	Clark County School District GO	5.000%	6/15/30	6,595	7,468
[3]	Clark County School District GO	4.000%	6/15/31	10,930	11,303
[3]	Clark County School District GO	5.000%	6/15/31	1,000	1,130
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,710
[1]	Clark County School District GO	3.000%	6/15/33	6,585	6,473
[3]	Clark County School District GO	4.000%	6/15/33	10,000	10,298
[3]	Clark County School District GO	4.000%	6/15/33	11,920	12,525
[1]	Clark County School District GO	3.000%	6/15/34	10,920	10,515
[3]	Clark County School District GO	4.000%	6/15/34	12,400	13,004
	Clark County School District GO	4.000%	6/15/34	5,000	5,068
[3]	Clark County School District GO	5.000%	6/15/34	1,000	1,125
	Clark County School District GO	4.000%	6/15/35	14,910	15,085
	Clark County School District GO	4.000%	6/15/35	10,375	10,489
[3]	Clark County School District GO	5.000%	6/15/35	1,350	1,514
[3]	Clark County School District GO	4.000%	6/15/36	1,250	1,303
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,628
	Clark County School District GO	3.000%	6/15/37	8,730	7,821
[3]	Clark County School District GO	4.000%	6/15/37	1,250	1,294
	Clark County School District GO	3.000%	6/15/38	11,595	10,166
[3]	Clark County School District GO	4.000%	6/15/38	1,000	1,027
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,107
	Clark County School District GO	3.000%	6/15/39	9,395	8,135
[3]	Clark County School District GO	4.000%	6/15/39	1,000	1,024
	Clark County School District GO	3.000%	6/15/40	11,760	9,922
	Clark County School District GO	5.000%	6/15/40	9,000	10,066
	Clark County School District GO	3.000%	6/15/41	10,760	8,943
	Clark County Water Reclamation District GO	5.000%	7/1/27	1,890	1,988
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,137
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,044
	Clark Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,586
[3]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	8,574
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	824

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,785
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,133
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,333
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	592
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	985
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,902
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	801
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	735
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,766
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	504
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	604
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	730
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	314
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	403
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,747
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,540
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	793
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,409
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,234
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,641
Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,551
Las Vegas NV GO	5.000%	9/1/25	6,070	6,270
Las Vegas NV GO	5.000%	9/1/27	5,225	5,452
Las Vegas NV GO	4.000%	6/1/30	4,610	4,729
Las Vegas NV GO	3.000%	6/1/33	2,190	2,148
Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	229
Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	465	397
Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	425	358
Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	520	421
Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	830	634
Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,182
Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,244
Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,701
Las Vegas Valley Water District GO	3.000%	6/1/32	8,085	7,982
Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,337
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,270
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,290
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	21,391
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,412
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,862
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,442
	Las Vegas Valley Water District GO	4.000%	6/1/42	3,870	3,924
	Nevada GO	5.000%	11/1/25	36,340	37,296
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,842
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	26,938
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,130	3,245
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.470%	2/1/24	63,700	63,700
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,125	1,145
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	538
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	538
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	488
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	537
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	658
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	532
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	529
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	692
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,299
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,463
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,885
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,894
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,255	1,320
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	540	564
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	7,750	8,158
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,329
	Washoe County NV School District GO	5.000%	4/1/26	2,030	2,122
					845,781
New Hampshire (0.4%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	75,388	73,836
	New Hampshire Business Finance Authority	3.875%	1/20/38	62,428	58,856
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,253
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,978
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,879
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	544
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	533
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	819
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	798
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	622
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	677
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	1,006
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,294
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,354
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,367
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	503
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,940	2,916
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	8,300	8,863
[1]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/27	2,305	2,479
[1]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/28	1,700	1,862
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,972
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,105
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	515
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	444
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	722
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	683
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	752
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,999
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,386
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	36,235	35,068
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,005	1,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,539
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	1,028
					266,532
New Jersey (3.8%)
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,113
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,944
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,166
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	588
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/24	1,000	1,010
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/26	2,205	2,238
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/27	2,775	2,817
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	13,224
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,647
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	13,019
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	16,327
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,826
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,778
[3]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,823
[3]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,939
[3]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,828
[3]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,646
[13]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,793
	Essex County NJ GO	2.000%	9/1/39	3,750	2,805
	Essex County NJ GO	2.000%	9/1/40	3,750	2,744
	Essex County NJ GO	2.000%	9/1/41	3,750	2,687
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,373
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,709
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,790
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,398
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	9,033
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,985
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	3,000	3,038
	Hudson County NJ GO	3.000%	11/15/29	8,990	8,970
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,956
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,221
	Hudson County NJ GO	2.125%	11/15/36	7,500	6,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,969
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,278
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,302
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,855
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,821
[3]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,843
[4]	Mercer County NJ GO TOB VRDO	4.060%	2/1/24	11,200	11,200
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	544
[1]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,909
[1]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,997
[1]	Montclair Public Schools GO	3.250%	1/15/37	4,200	4,006
[1]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,059
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	27,190
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	37,764
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,259
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	35,366
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,893
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,577
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	661
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	10,331
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	797
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	684
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,711
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,139
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	13,235
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,435
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	966
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,074
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,048
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,979
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	976
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,589
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	522
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,715
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,038
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	615
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	708
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	420
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,512
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/28	1,440	1,568
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	3,044
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,245
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,804
[4,9]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	3.780%	2/1/24	750	750
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,965	2,020
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,156
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,760
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,545	2,624
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	34,709
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	35,610
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,381
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,044
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,806
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,112
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,116
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,588
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,120
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,809
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,115
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	983
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	982
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	1,960	1,965
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	24,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,494
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,629
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,137
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	24,497
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	8,202
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,521
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,168
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,181
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,169
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,617
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,776
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,833
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,872
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,723
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,803
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,660
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,223
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	3,335	3,295
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,808
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,016
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,190
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,155
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	346
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	330	353
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,570
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	545
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,334
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	650	746
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,405
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	615	697
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,865
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,571
	New Jersey GO	5.000%	6/1/25	13,115	13,466
	New Jersey GO	2.000%	6/1/26	2,040	1,967
	New Jersey GO	5.000%	6/1/29	30,365	33,977
	New Jersey GO	4.000%	6/1/30	38,505	41,579
	New Jersey GO	2.000%	6/1/31	20,500	18,328
	New Jersey GO	4.000%	6/1/31	29,890	32,600
	New Jersey GO	2.000%	6/1/32	9,885	8,667
	New Jersey GO	3.000%	6/1/32	32,765	31,906
	New Jersey GO	2.000%	6/1/35	21,090	17,437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,453
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,706
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,381
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,250	4,363
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,889
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,480
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,116
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,280
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,167
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,051
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,924
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,154

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,262
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	5,053
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,576
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,340
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	6,473
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,394
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	5,148
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,462
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,788
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,069
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,359
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,416
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,108
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,423
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	685
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,460
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	3,375
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	810
New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,738
New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,005
New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,419
New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	12,979

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,519
New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	13,849
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,577
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	905
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	934
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,541
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,810	6,007
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,833
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	11,119
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	9,058
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	13,805
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	10,513
New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	6,305
New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	5,235
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/36	7,500	8,764
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/37	5,000	5,792
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/38	6,250	7,186
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/39	9,000	10,264
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/40	10,500	11,883
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/41	13,000	14,634
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/42	13,340	14,939
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/43	6,150	6,847
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	13,523
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,031
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	18,664
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	68,042
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,407
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	22,065
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,774
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,195
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	37,852
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	32,152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,620
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	21,676
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,987
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,240	11,595
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	32,470	25,884
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,340
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	35,003
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	18,346
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	15,150	16,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	12,900	14,963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,426
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,255	4,126
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,957
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,547
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	23,500	14,691
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	8,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	11,969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,234
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,392
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,692
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,565
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	5,446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,900	2,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	6,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,750	2,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,750	2,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,681
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,660	3,044

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,452
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,003
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,325	3,779
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	9,985	10,202
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,387
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,420	7,192
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	11,245
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,615
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,736
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,436
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,221
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,058
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,927
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,771
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,680
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,585
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	9,150
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	8,910	9,082
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,788
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,234
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,759
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,322
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,757
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,427
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,667
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	26,702
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	23,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	12,617
[13]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,319
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,088
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,025
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	14,125
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,427
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	31,503
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,264
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,661
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	29,104
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,428
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,112
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	70,024
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,414
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,067
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,508
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	13,921
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,668
[3]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue, ETM	5.000%	6/1/33	925	1,104
[3]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue, ETM	5.000%	6/1/34	935	1,135
[3]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue, ETM	5.000%	6/1/35	1,475	1,809
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,980
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,307
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,385
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,471
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,269
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,516
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,849
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,051
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,284
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,201
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,009
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,099
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	275
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	959
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,009
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	8,650	8,691
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,980
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,127
	Sussex County NJ GO	5.000%	2/15/24	1	1
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	20,256
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	28,421
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,330	4,655
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,594
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	8,220	8,837
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	22,465	24,142
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	27,033
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,250	11,004
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	36,428
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	32,058
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	39,355
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,415	3,464
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,801
	Toms River Board of Education GO	3.000%	7/15/29	6,000	5,977
	Toms River Board of Education GO	3.000%	7/15/30	3,000	2,984
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,945
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,826
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,387
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,934
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,807
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,798
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,787
					2,707,527
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,536
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	640
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	14,960	12,281
Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	17,527
Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	11,924
Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	18,117
Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	17,224
Farmington NM Industrial Revenue PUT	3.900%	6/1/28	8,350	8,395
New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,595
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	847
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	889
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,484
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,073
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,049
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,000
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,084
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	930	937
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,037
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,088
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,504
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,079
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,079
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,782
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,566
New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,965	1,977
New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	4,145	3,999
New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	3,750	3,613
New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,990	2,137
New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	117,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	627
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	439
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	3,785	3,692
					249,077
New York (13.4%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,695
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,998
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,107
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,763
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,784
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	12,815
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	9,602
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,862
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,596
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,209
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,317
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,424
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,337
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,076
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	968
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,354
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	845
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,413
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,054
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,061
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,083
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	575	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/32	775	800
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	617
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	648
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	466
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,325	1,423
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	616
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,619
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,253
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,518
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,711
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,355
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,778
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.640%	2/1/24	57,095	57,095
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,064
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	486
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	512
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	539
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	518
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	533
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	551
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	569
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	582
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	618
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	912
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,051
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	443
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	990
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	392
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	206
[4,9]	Dutchess County Local Development Corp. College & University Revenue TOB VRDO	4.610%	2/1/24	5,000	5,000
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,245
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,858
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,322
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,234
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,495
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,512
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,078
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	659
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	675
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	621
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	567
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	943
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,404
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,957
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	455
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	646
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	806
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	881
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,291
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	2,016
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,866
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	447
[3]	Hempstead NY GO	4.000%	4/1/28	7,125	7,223
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,369
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,881
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	30,496
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	25,670

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,907
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	13,131
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,127
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,665
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,231
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,082
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,962
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,443
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,449
Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	5,106
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,153
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,401
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,400	1,637
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,172
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,686
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,715
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	257
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	1,720	1,966
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,839
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,251
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,274
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	20,032
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,550
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	19,183
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,140
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,820
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,445
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	12,001
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,686
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,355

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,242
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	62,534
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,039
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	16,800
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	2,310	2,325
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,074
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	488
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,158
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,646
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	320
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,300
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	382
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,542
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,222
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,663
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,950
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,578
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,986
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,771
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,871
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,947
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,811
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	10,977
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,972
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,294
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,139
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	48,805
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	875
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,718
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	64,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,073
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,653
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	818
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	667
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,744
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,020
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	372
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,373
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,859
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,145
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	31,500	31,215
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	12,234
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,000	20,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,979
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,500	2,434
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,870
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	114,750	114,946
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,422
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,511
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	37,018
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	3,290	3,290
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	8,510	8,510
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	2,500	2,485
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/29	2,290	2,463
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	1,765	1,894
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,140
	Monroe County NY GO	2.000%	6/1/33	1,755	1,461
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,862
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,647
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,292
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/34	3,000	3,642
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,411
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,250	3,473
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,494
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,751
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,745	1,728
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,253
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,776
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,258
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,107
[3]	Nassau County NY GO	4.000%	4/1/38	2,600	2,704
	Nassau County NY GO	5.000%	4/1/39	2,000	2,329
	Nassau County NY GO	5.000%	4/1/40	2,000	2,312
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,633
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,283
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,038
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,822
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	12,978
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	25,456
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	1,020
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,961
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	13,170
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,060	4,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,373
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,035
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,033
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,492
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,366
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	28,000	28,132
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	1,000	1,005
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,800	5,913
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	12,377
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,129
[3]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,535
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	2,005	1,838
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,315
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	3,000	2,582
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project)	4.000%	3/1/45	6,750	6,667
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,807
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,058
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,798
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,477
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	27,007
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	15,158
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,427
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	991
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,135
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	209
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,825	18,197

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	15,000	15,585
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,962
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,627
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,190	5,375
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,425	7,445
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	17,264
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	622
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,440	1,444
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,873
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,650
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,061
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	28,903
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	16,161
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,358
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,124
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,999
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,419
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,409
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,448
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	110,610	120,821
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,543
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,783
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,219
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,000	3,282
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,000	8,547
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,727
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	2,027
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	5,000	5,068
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	10,390
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,519

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	10,024
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	20,250	20,468
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,412
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	9,555	9,602
New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	2/1/24	6,400	6,400
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	8,725
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,318
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,422
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,195
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,423
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,626
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,150
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,256
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,254
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,252
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	17,818
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,427
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,294
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	30,104
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,933
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,531
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	1,193
New York City Transitional Finance Authority Building Aid Appropriationss Revenue	4.000%	7/15/42	2,620	2,636
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,356
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,487
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,820	4,162
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,229
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,629
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	916
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,582
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	3,007
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,960
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,118
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,074
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,589
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,518
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	11,475	12,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	12,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	20,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,560	3,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,694
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	17,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	3,500	3,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	11,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	15,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	21,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	15,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	16,021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	25,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	26,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	17,325	17,376
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	10,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	20,402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	18,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	21,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	16,392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	31,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	25,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	12,600	13,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,208
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	26,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	19,569
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	51,097

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	28,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	20,550	21,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	23,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	8,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	9,000	9,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	25,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	37,837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	9,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	21,607
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	11,000	11,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	6,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	9,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,060	2,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	22,220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,062
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	11,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	9,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,400	2,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,935	7,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	24,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	26,755	26,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	10,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,402

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	27,000	24,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	14,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	7,310	7,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	32,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	17,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	14,830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	18,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	20,000	22,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	5,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	31,150	27,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	34,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	20,799
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	26,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	12,565	12,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	7,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	15,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,300	4,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,509
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	4,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	6,085	6,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	15,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	4,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	11,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	5,000	4,988

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,017
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,151
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,333
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	5,064
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,125
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	11,461
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,000	2,292
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	1,625	1,862
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	6,200	7,171
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,827
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,080	7,086
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,345	20,388
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,919
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,620	4,285
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	19,000	22,679
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	4,204
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,342
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,488
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	4,220	4,936
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,911
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,419
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,500	1,738
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	16,041
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	8,372
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,500	1,728
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	14,830
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,794
New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/42	1,000	1,006
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	9,066
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	7,698
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,641
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	11,000	11,494
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,320
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	29,636
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,612
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,167
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,593
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,321
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,915	103,867
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	35,790	33,017
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	29,335	26,628
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	9,444
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,738
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	8,629
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	6,000	6,027
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	8,161
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,618
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	5,051
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	6,114
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,783
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	16,461
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	13,501
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,852
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,618
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	97,819
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,688
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,668
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,270

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	2,030
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,890	5,777
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	4,685	4,539
New York NY GO	5.000%	8/1/24	5	5
New York NY GO	5.000%	8/1/24	17,185	17,349
New York NY GO	5.000%	8/1/24	14,000	14,134
New York NY GO	5.000%	8/1/25	5	5
New York NY GO	5.000%	8/1/25	3,630	3,745
New York NY GO	5.000%	8/1/25	15,510	16,000
New York NY GO	5.000%	8/1/25	11,770	12,142
New York NY GO	5.000%	8/1/25	10,310	10,636
New York NY GO	5.000%	8/1/25	35,345	36,461
New York NY GO	5.000%	8/1/25	10,640	10,976
New York NY GO	5.000%	12/1/25	18,090	18,811
New York NY GO	5.000%	8/1/26	6,765	6,965
New York NY GO	5.000%	8/1/26	24,805	26,175
New York NY GO	5.000%	8/1/26	12,875	13,586
New York NY GO	5.000%	8/1/26	1,785	1,884
New York NY GO	5.000%	8/1/27	1,000	1,079
New York NY GO	5.000%	8/1/28	9,300	9,370
New York NY GO	5.000%	8/1/28	30,305	32,644
New York NY GO	5.000%	8/1/28	1,640	1,809
New York NY GO	5.000%	3/1/29	27,590	27,614
New York NY GO	5.000%	8/1/29	1,975	2,124
New York NY GO	5.000%	8/1/29	3,900	4,399
New York NY GO	5.000%	8/1/29	1,000	1,128
New York NY GO	5.000%	8/1/29	1,000	1,128
New York NY GO	5.000%	8/1/30	5,390	5,429
New York NY GO	5.000%	3/1/31	25,000	25,014
New York NY GO	4.000%	8/1/31	20,000	20,573
New York NY GO	5.000%	8/1/31	5,585	6,529
New York NY GO	5.000%	12/1/31	3,035	3,202
New York NY GO	5.000%	8/1/32	2,675	3,175
New York NY GO	5.000%	4/1/33	1,000	1,087
New York NY GO	5.000%	8/1/33	5,000	5,090
New York NY GO	5.000%	8/1/33	5,000	5,416
New York NY GO	5.000%	8/1/33	4,000	4,589
New York NY GO	5.000%	10/1/33	1,250	1,489
New York NY GO	5.000%	8/1/34	3,875	4,439
New York NY GO	5.000%	12/1/34	4,000	4,211
New York NY GO	3.000%	3/1/35	7,540	7,406
New York NY GO	5.000%	4/1/35	8,000	8,671
New York NY GO	4.000%	8/1/35	15,010	15,294
New York NY GO	4.000%	8/1/35	2,735	2,906
New York NY GO	5.000%	8/1/35	2,000	2,273
New York NY GO	4.000%	10/1/35	3,000	3,143
New York NY GO	5.000%	10/1/35	5,000	5,361
New York NY GO	5.000%	12/1/35	3,000	3,154
New York NY GO	5.000%	12/1/35	11,695	12,793
New York NY GO	5.000%	3/1/36	7,840	8,964
New York NY GO	5.000%	4/1/36	12,750	13,779
New York NY GO	4.000%	8/1/36	3,015	3,178
New York NY GO	4.000%	8/1/36	3,365	3,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	10/1/36	4,000	4,277
	New York NY GO	5.000%	10/1/36	3,620	4,025
	New York NY GO	4.000%	8/1/37	22,745	23,439
	New York NY GO	4.000%	8/1/37	3,445	3,596
	New York NY GO	4.000%	10/1/37	24,185	24,918
	New York NY GO	5.000%	12/1/37	9,900	10,730
	New York NY GO	5.000%	3/1/38	2,695	2,991
	New York NY GO	4.000%	8/1/38	10,000	10,204
	New York NY GO	5.000%	3/1/39	1,700	1,903
	New York NY GO	5.000%	4/1/39	14,025	16,126
	New York NY GO	4.000%	8/1/39	4,155	4,278
	New York NY GO	5.000%	8/1/39	10,000	10,944
	New York NY GO	5.000%	9/1/39	40,000	45,659
	New York NY GO	5.000%	10/1/39	2,780	3,049
	New York NY GO	5.250%	10/1/39	2,750	3,196
	New York NY GO	4.000%	3/1/40	1,000	1,023
	New York NY GO	5.000%	4/1/40	7,385	8,430
	New York NY GO	4.000%	8/1/40	23,300	23,511
	New York NY GO	4.000%	8/1/40	3,550	3,626
	New York NY GO	4.000%	10/1/40	9,000	9,083
	New York NY GO	5.250%	10/1/40	2,925	3,379
	New York NY GO	3.000%	3/1/41	6,500	5,685
	New York NY GO	5.000%	4/1/41	36,255	41,114
	New York NY GO	5.250%	5/1/41	5,000	5,709
	New York NY GO	3.000%	10/1/41	21,575	18,819
	New York NY GO	5.250%	10/1/41	3,440	3,949
	New York NY GO	5.000%	12/1/41	31,000	32,126
	New York NY GO	5.000%	12/1/41	5,000	5,369
	New York NY GO	4.000%	4/1/42	4,200	4,268
	New York NY GO	4.000%	8/1/42	10,000	10,040
	New York NY GO	5.000%	9/1/42	5,000	5,603
	New York NY GO	5.250%	4/1/43	8,500	9,705
	New York NY GO	5.250%	5/1/43	2,500	2,824
	New York NY GO	5.000%	8/1/43	1,105	1,192
	New York NY GO	5.000%	10/1/43	1,930	2,086
	New York NY GO	5.500%	5/1/44	7,840	8,969
	New York NY GO	5.000%	8/1/44	7,140	8,002
	New York NY GO	4.000%	4/1/45	3,200	3,201
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,190	1,325
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/29	1,000	1,138
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/37	1,000	1,185
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	6,000	6,699
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,755
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,543
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,788
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,163
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	5,378
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,616

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,904
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,181
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,442
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,054
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,164
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,704
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,745
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,483
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,332
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,841
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,411
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,421
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,329
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,016
New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,608
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,118
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,133
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,148
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	575
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	849
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,130
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,619
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,819
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,287
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,326
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,203
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,997
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,906
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,362
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,970
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,831
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,581
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,765
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,428
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,306
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,217
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,031
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,924
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,736
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	802
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	446
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	733
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	6,967
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,325
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	827
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,875
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,490
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,334
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,200
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	34,125	35,614
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	13,749
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,381
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	23,900	25,520
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	11,849
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	10,707
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,000	10,022
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,534

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	15,131
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	3,985	4,057
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	40,001
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,877
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,603
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,605	51,351
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	35,022
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,015	8,606
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,623
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,072
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	26,795	26,855
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,292
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	32,845
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,849
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	49,816
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,358
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	4,004
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,187
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	29,283
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,770
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,742
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,575
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,970	4,228
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,818
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,097
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,830
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	45,721
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	28,406
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,229
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	58,720	53,650

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,580
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,340	7,553
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,303
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,452
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,985	1,844
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	31,440
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	66,257
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	35,423
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	5,071
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	7,040	7,411
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	10,969
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,086
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,785
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	25,933
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	6,075
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	17,391
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	25,597
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	2,104
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	21,763
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	21,540	23,147
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20	20
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	15	15
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,725
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	11,580	11,851
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	12,000	12,233
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	21
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	620	621
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,058
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	26,000	29,865
New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	15,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	16,760	16,034
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	34,294
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	35,559
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,701
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	4,356
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	29,640
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,744
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	5,000	5,665
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	8,245	9,522
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	9,000	10,352
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	11,190	12,671
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	3,500	4,017
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,525
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	3,000	3,180
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	2,615	2,772
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,192
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/28	2,430	2,576
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,315	1,392
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/32	1,000	1,058
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/35	1,345	1,469
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,662
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,164
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,237
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	11,066
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	7,000	7,181
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	23,744
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,077
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,255
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/44	20,000	21,948
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,247
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,639
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,595
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	54,426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,601
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,285
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	28,359
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,456

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,827
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	34,509
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	15,083
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	41,458
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	39,224
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,021
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,922
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	29,182
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,829
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	32,695
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,343
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,327
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	22,565
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,317
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	35,785
New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	19,699
New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	19,905
New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	14,140
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,438
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,888
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,626
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,843
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,286
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	6,052
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,557
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	10,220
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,461
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,086
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,777
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,195
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,890
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,222
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	1,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,335
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	19,744
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,658
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,563
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,002
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,998
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,630
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,370	1,376
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	12,074
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,902
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	18,561
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,406
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,130
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,527
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	823
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	677
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,246
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,466
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,157
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,735
[5]	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,000	8,263
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,839
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	2,039
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	6,685	6,771
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	8,324
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,615
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,590	2,602
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,669
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	26,680	26,721
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	4,005
[5]	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,128
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	4,039
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	33,000	37,507
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	18,183
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	13,665	15,658
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,177
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,377
[5]	New York State Thruway Highway Revenue	5.000%	1/1/39	1,650	1,907
[5]	New York State Thruway Highway Revenue	5.000%	1/1/40	1,720	1,968
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,441
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	19,022
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,105	1,137
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,445
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,804
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,242
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	5,353
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	30,748
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	30,687
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,795
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	46,656
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	9,019
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	48,939
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,418
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	10,102
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	17,500	18,002
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	13,597

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,194
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	10,425
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	8,057
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	9,872
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,065	3,048
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	13,005	14,560
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	30,000	30,065
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	25,272
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,933
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/30	19,000	21,807
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/40	7,485	8,609
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	11,180	12,781
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,775
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,336
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,732
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	11,932
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,743
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	47,921
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	45,996
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,150	1,165
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	900	943
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	750	800
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,125	2,302
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	1,420	1,543
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	1,650	1,781
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	4,005	4,293
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	4,495	4,804
New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	4,920	4,839
New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	1,000	968
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,261

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	28,056
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,671
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,009
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	22,320	22,115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,033
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,505
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	13,339
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,764
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,466
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,623
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,410
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,314
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,497
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,309
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,406
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,766
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,896
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,597
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,440
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	3,190
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,646
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,167
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	7,003
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,363
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,602
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	5,063
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,863
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	5,004
Suffolk County NY GO	5.000%	6/15/30	1,000	1,139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,223
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,610
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,919
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,088
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,000	6,813
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,998
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	2,035	2,354
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,906
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	20,916
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,831
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,534
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,194
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,595
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,696
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,542
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,573
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,285
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,726
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,691
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,734
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,857
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,139
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,592
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,750	2,032
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,363
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,148
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	25,000	26,355
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,175	4,392
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,781

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,941
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	16,647
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	35,270
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	17,897
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	12,095
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	8,090
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	9,765
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,810
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,558
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	6,588
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	5,305
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,740
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	4,197
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	7,353
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,953
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,615
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	6,160
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	8,378
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,781
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	31,220	34,695
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,240
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	14,000	15,731
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/46	13,000	14,544
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	17,276
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,979
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,674
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,636
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,100	1,267
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,500	1,711
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,887
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,627
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,409
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,696
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,860
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,226
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,195
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,780
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,211
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,380
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,244
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	2,233
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,198
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,237
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,677
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,513
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,703
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,419
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,898
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,051
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,147
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,183
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	4,061
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,504
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,800	4,058
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	7,000	7,559
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	6,500	7,084
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	4,500	4,977
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,000	4,472
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	26,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	39,839
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	18,185
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	52,590
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,491
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	23,249
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	19,000	22,054
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,200	2,341
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,390	3,982
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,752
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,810	4,446
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,362
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,453
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,612
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	3,630	4,157
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,384
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/32	4,000	4,638
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,972
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/33	3,000	3,514
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	4,295	5,002
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	10,865
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,699
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,535
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,613
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,138
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,701
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,857
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,857
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,249
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,804
[3]	Yonkers NY GO	5.000%	3/15/29	600	671
[3]	Yonkers NY GO	5.000%	3/15/30	600	686
[3]	Yonkers NY GO	5.000%	3/15/33	750	888
[1]	Yonkers NY GO	5.000%	11/15/35	425	505
[1]	Yonkers NY GO	5.000%	11/15/36	450	528
[1]	Yonkers NY GO	5.000%	11/15/37	425	493
[1]	Yonkers NY GO	5.000%	11/15/39	1,000	1,144
					9,619,670
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,025
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	286
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	395
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	434
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,095
	Charlotte NC (Transit Project) COP	3.000%	6/1/39	3,685	3,342
	Charlotte NC (Transit Project) COP	3.000%	6/1/41	4,060	3,610
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,737
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,368
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,198
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,035
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,345
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,822
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,030
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,539
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,787
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,396
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,277
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,969
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,390
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,242
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,456
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,470
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	7,250
	Charlotte NC GO	5.000%	6/1/26	2,700	2,843
	Charlotte NC GO	5.000%	7/1/29	2,350	2,658
	Charlotte NC GO	5.000%	7/1/30	2,425	2,802
	Charlotte NC GO	5.000%	7/1/33	1,325	1,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC GO	5.000%	6/1/34	2,370	2,659
	Charlotte NC GO	5.000%	7/1/37	2,250	2,674
	Charlotte NC GO	5.000%	7/1/38	2,175	2,561
	Charlotte NC GO	5.000%	7/1/41	4,425	5,121
	Charlotte NC GO	5.000%	7/1/43	2,325	2,666
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,852
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,933
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,853
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	1,515	1,522
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,232
[5]	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,600	3,761
	Guilford County NC GO	3.000%	5/1/38	2,220	2,050
	Guilford County NC GO	3.000%	5/1/39	2,220	2,014
	Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,914
	Mecklenburg County NC GO	5.000%	9/1/29	10,000	11,360
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,304
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,614
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,345
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,867
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,138
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	7,901
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	21,655
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,926
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,952
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,756
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	19,505
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,081
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,305
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,198
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,175	6,222
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	9,900	9,784
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	12,495	13,416
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	478
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	292
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	463
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	789
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	307
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	363
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	947
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,925
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	560
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	990
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,521
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	648
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	501
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,703
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,571
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	615
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,189
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	931
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	651
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,133
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,659
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,070
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	970
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,309
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,727
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,843
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,087
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,025
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,229
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,628
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,753
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,736
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,048
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,466
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,147
[6]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	6,323
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	17,216
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,938
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	22,214
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,800
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,104
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	575
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,136
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,296	2,365
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,661
	Union County NC GO	5.000%	9/1/27	5,935	6,440
	Union County NC GO	5.000%	9/1/28	5,000	5,552
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,025
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,282
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,129
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,097
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,422
	Wake County NC GO	5.000%	5/1/29	14,190	15,998
	Wake County NC GO	5.000%	5/1/29	8,295	9,352
	Wake County NC GO	5.000%	3/1/30	5,000	5,488
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,272
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,463
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	512
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	541
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	577
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	861
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	888
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	634
					489,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,963
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,034
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,161
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,467
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,840
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,591
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	624
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,804
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	618
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,411
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	557
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	940
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,890
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	549
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,058
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	683
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	706
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	731
	Mandan Public School District No. 1 GO	5.000%	8/1/26	1,250	1,317
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	3,325	3,195
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,630	5,987
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.070%	1/1/43	1,555	1,555
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,527
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	1,961
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,762
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,596
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,200	2,124
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,961
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,495
					59,107

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (2.6%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,411
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	414
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,273
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	339
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,382
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,117
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	735
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,051
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	900	980
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	901
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	299
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,703
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,300	3,251
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,730
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	769
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,500	1,424
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	10,498
Akron OH Income Tax Revenue	4.000%	12/1/25	470	478
Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,223
Akron OH Income Tax Revenue	4.000%	12/1/28	775	799
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,046
Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,616
Akron OH Income Tax Revenue	4.000%	12/1/30	890	916
Akron OH Income Tax Revenue	4.000%	12/1/30	405	430
Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,230
Akron OH Income Tax Revenue	4.000%	12/1/31	490	504
Akron OH Income Tax Revenue	4.000%	12/1/31	370	391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,710
Akron OH Income Tax Revenue	4.000%	12/1/32	745	764
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,211
Akron OH Income Tax Revenue	4.000%	12/1/33	615	630
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,967
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,585
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,915
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,397
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	10,274
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,850
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,130
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,634
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,836
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.100%	2/7/24	3,200	3,200
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,060	32,555
Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,197
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	8,045	8,355
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	6,785	7,193
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	6,055	6,541
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	3,000	3,305
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	4,986
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,227
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,531
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,482
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	8,807
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,155
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,908
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,591
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,872
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,388
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	2,155	2,206
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,660
	Ashland City School District GO	3.000%	11/1/42	1,000	841
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,081
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,501
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,892
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,996
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,099
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,167
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,030
[1]	Brunswick City School District GO	0.010%	12/1/34	530	365
[1]	Brunswick City School District GO	0.010%	12/1/35	200	131
[1]	Brunswick City School District GO	0.010%	12/1/36	200	125
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,686
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,500	2,668
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,563
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,479
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	6,336
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,750	5,167
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,677
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,044
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,915
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	13,815	13,875
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	24,775	23,391
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,286
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,585	1,631
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,132
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,162
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,934
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,352
	Cincinnati OH GO	5.000%	12/1/27	845	919
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,113
	Cincinnati OH GO	4.000%	12/1/31	780	817
	Cincinnati OH GO	4.000%	12/1/32	800	835
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,095
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,361
[8]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	1,113
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,443
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,823
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,697
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,371
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,029
	Cleveland OH GO	4.000%	12/1/33	310	331
	Cleveland OH GO	4.000%	12/1/34	2,285	2,428
	Cleveland OH GO	4.000%	12/1/35	1,660	1,756
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	710
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	544
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	468
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	741
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	497
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	442
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	455
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	712
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,195
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,361
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	2,028
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	2,068
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,214
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,244
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,706
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,838
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	2,981
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	225
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	228
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	285
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	341
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	406
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	402
[3]	Columbus City School District GO	0.000%	12/1/27	540	482
[3]	Columbus City School District GO	0.000%	12/1/27	13,520	11,998
[3]	Columbus City School District GO	0.000%	12/1/29	11,170	9,321
	Columbus City School District GO	5.000%	12/1/30	5,110	5,364
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,345
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,565
	Columbus OH GO	5.000%	8/15/24	10,325	10,436
	Columbus OH GO	4.000%	4/1/26	16,170	16,603
	Columbus OH GO	5.000%	4/1/29	11,010	11,879
	Columbus OH GO	5.000%	4/1/31	3,675	4,292
	Columbus OH GO	5.000%	4/1/39	7,950	8,720
	Columbus OH GO	5.000%	4/1/40	5,050	5,508
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	10,310	10,798
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/32	3,420	3,580
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,012
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,581
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,236
	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	586
	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	870
	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,057
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,050
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,355
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,365
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,158
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,077
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,960
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,004
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,368
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,519
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,739

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	10,642
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	316
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	632
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	847
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	1,505	1,528
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	674
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,008
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,354
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	631
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,596
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,094
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,124
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,766
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,146
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,146
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,146
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,227
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,101
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,859
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,051
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,913
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,279
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,685
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,095
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,091
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,626
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,455
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,299
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,328
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	969
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	987
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,573
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	984
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,080	4,431
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,187
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,111
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,089
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,725
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,139
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,326
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,610
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,428
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,547
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,122
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,704
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,414
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,129
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,604
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	14,362
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,131
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	710
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	765	759
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,817
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,654
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,675
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,662
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,511
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,192
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,222
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,203
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,319
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,795
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,213
[4]	Lucas County OH GO TOB VRDO	4.300%	2/1/24	4,900	4,900
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	853
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,262
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,602
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,597
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,399
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,693
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,054
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,834
	Miami University OH College & University Revenue	5.000%	9/1/31	545	633
	Miami University OH College & University Revenue	5.000%	9/1/32	405	468
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,115
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,123
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	359
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,849
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,973
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	910
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,290
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	754
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,968
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,218
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	828
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,605
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,228
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	829
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,776
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	478

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,471
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	787
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,716
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	487
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	15,968
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	517
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,164
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	5,471
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	379
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	2,245
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,865
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,102
Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	9,725	9,750
Ohio GO	5.000%	2/1/25	5,000	5,104
Ohio GO	5.000%	5/1/25	19,650	20,169
Ohio GO	5.000%	8/1/26	25,360	26,780
Ohio GO	5.000%	9/1/26	10,000	10,581
Ohio GO	5.000%	2/1/27	11,595	12,105
Ohio GO	5.000%	5/1/27	5,085	5,326
Ohio GO	5.000%	9/15/27	2,410	2,614
Ohio GO	5.000%	11/1/27	6,635	7,218
Ohio GO	5.000%	3/1/31	7,840	8,357
Ohio GO	5.000%	5/1/31	1,335	1,366
Ohio GO	5.000%	3/1/32	8,230	8,770
Ohio GO	5.000%	3/1/33	8,645	9,209
Ohio GO	5.000%	5/1/33	3,000	3,299
Ohio GO	5.000%	6/15/33	16,465	17,178
Ohio GO	5.000%	3/1/34	9,075	9,645
Ohio GO	5.000%	5/1/34	3,250	3,572
Ohio GO	5.000%	9/1/34	10,885	10,900
Ohio GO	5.000%	3/1/35	8,530	9,051
Ohio GO	5.000%	5/1/35	9,525	10,147
Ohio GO	5.000%	6/15/35	19,795	20,615
Ohio GO	5.000%	9/1/35	11,445	11,461
Ohio GO	5.000%	3/1/36	10,005	10,582
Ohio GO	5.000%	3/15/36	5,000	5,010
Ohio GO	5.000%	6/15/36	18,000	18,704
Ohio GO	5.000%	3/1/37	10,505	11,067
Ohio GO	5.000%	5/1/37	10,000	10,583
Ohio GO	5.000%	3/1/38	9,030	9,456
Ohio GO	3.000%	6/15/39	2,500	2,238
Ohio GO	5.000%	6/15/39	3,000	3,280
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,416
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,782
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,956
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	24,393

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,065
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,577
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	385
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	484
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,388
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	604
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,627
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	991
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,885	2,009
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,715
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	8,071
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,437
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,305
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,302
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,248
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,852
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,621
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,210
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,482
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,997
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,327
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/34	1,200	1,251
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,494
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,233
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,642
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,864
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,332
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,614
Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,786
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	999
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	1,036
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	1,136
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,170
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,200
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,362
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,103
Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,117
Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	991
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,270	3,161
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	13,050	13,802
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,820	1,803
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,044
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,560
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,718
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,213
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,747
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,375
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,107
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,543
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,283
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,253
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,544
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,591
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,410
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,509
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	908
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	942
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,125
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,240
Ohio State University College & University Revenue	4.000%	12/1/40	8,135	8,356
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,726
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	2,993
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,345
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	4,995
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,566
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,799
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	4,450	2,889
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,367
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,183
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,918
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	5,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	5,206
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,888
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	18,389
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,284
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,443
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	6,075
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,612
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	19,762
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,204
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,780
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	14,134
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	17,196
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,770
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	24,747
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,942
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	26,484
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	9,312
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	20,000	24,289
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,143
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,721
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,712
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,848
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,208
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.500%	12/1/43	2,000	2,117
	Toledo OH GO	4.000%	12/1/35	1,200	1,251
[1]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,210
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,177
	University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,095
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	767
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,314
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,743
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,074
[4]	University of Toledo College & University Revenue TOB VRDO	3.300%	2/1/24	7,500	7,500
[4]	University of Toledo College & University Revenue TOB VRDO	3.300%	2/1/24	37,940	37,940
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,233
	Worthington City School District GO	5.000%	12/1/38	700	797
	Worthington City School District GO	5.000%	12/1/39	1,000	1,138
					1,890,768
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,103
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,744
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	6,314
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	4,786
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	806
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,565
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,809
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	8,116
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	4,195	4,754
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,000	6,760
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,484
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,021
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,024
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,544
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,081
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,434
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,153
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,135
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,222
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,593

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,356
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,429
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,501
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,511
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,054
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,029
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,512
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,512
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,360
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	3,191
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,063
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,558
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,527
Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	235	248
Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	17,165	17,471
Oklahoma City OK GO	5.000%	3/1/28	3,080	3,378
Oklahoma City OK GO	4.000%	3/1/30	1,900	1,972
Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,785
Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,945
Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,629
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,049
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,825
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,840
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,486
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,154
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,274
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,082
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,752

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,535	8,570
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	3,056
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	18,175
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	423
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,539
Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,840
Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,167
Oklahoma State University College & University Revenue	4.000%	9/1/32	470	497
Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,016
Oklahoma State University College & University Revenue	4.000%	9/1/39	935	951
Oklahoma State University College & University Revenue	3.000%	9/1/40	515	440
Oklahoma State University College & University Revenue	3.000%	9/1/41	500	421
Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,293
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,648
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,777
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,491
Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,218
Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,470
Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,047
Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	7,170
Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,438
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,011
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	355
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,261
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,340
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,807
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,645
Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	987
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	11,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,615
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,019
University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,047
				267,725
Oregon (0.9%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/35	1,000	1,085
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/36	1,000	1,080
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/37	1,000	1,075
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,145
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	1,000	1,072
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,052
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,228
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	777
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,010
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,757
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	18,107
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	7,828
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,769
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,226
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,408
Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	334
Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	428
Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	587
Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	615
Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,208
Forest Grove OR College & University Revenue	5.000%	5/1/30	550	559
Forest Grove OR College & University Revenue	4.000%	5/1/37	635	613
Forest Grove OR College & University Revenue	4.000%	5/1/39	875	818
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	865
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	3,905	3,119
Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,518
Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	648
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	659
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	950	1,061
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,112
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	722
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	887
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,385
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,642
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,875
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,373
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,315
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Assante Project) TOB VRDO	4.400%	2/1/24	1,700	1,700
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,251
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,739
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,272
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,779
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,289
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,815
	Multnomah County OR School District No. 40 GO	0.010%	6/15/37	1,000	590
	Multnomah County OR School District No. 40 GO	0.010%	6/15/38	750	415
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/45	2,000	2,157
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,900	3,326
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/42	1,495	1,717
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/43	1,105	1,263
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,855
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	2,925
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,607
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	19,753
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,601
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	15,845	16,485
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	6,148
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	18,944
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,093
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	22,798
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,536
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,350	6,148
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/42	8,000	9,108
	Oregon GO	4.000%	12/1/38	2,000	1,991
	Oregon GO	5.000%	8/1/39	1,175	1,291
	Oregon GO	5.000%	6/1/40	2,550	2,943
	Oregon GO	5.000%	6/1/41	2,450	2,813
	Oregon GO	5.000%	6/1/42	5,000	5,717
	Oregon GO	5.500%	12/1/53	5,955	6,393
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,430	1,468
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	705	741
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/36	4,285	5,103
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	3,590	4,233
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/38	2,780	3,249
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	2,500	2,901
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	3,890	4,485
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/42	9,000	10,280
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,079
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	2,010	1,979
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	821
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	7,330	7,870
[4]	Oregon St Housing And Community Services Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	9,690	9,690
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	14,925	15,150
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	608
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	768
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	717
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	717
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,023

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,124
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,307
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,225
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	317
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	642
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	649
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,313
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	17,006
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,249
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,144
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,819
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,035
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,512
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,427
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,114
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,811
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,096
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,022
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,447
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,760
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,248
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,443
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,755
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,383
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,239
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,765
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,222
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,524
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,229
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,586
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,703

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,444
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,645
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,339
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,110
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,464
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,764
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,045
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,218
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,069
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,740
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,713
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,471
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,513
Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,433
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,440
Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,149
Portland OR Sewer System Sewer Revenue	5.000%	12/1/27	12,405	13,510
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,875
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,315
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	326
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,441
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	263
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	314
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	252
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	188
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	192
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	176
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	867
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,518
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,808
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,502
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,762
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,154
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,643
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,131
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,653

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,595
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,446
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,858
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,414
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,264
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	5,000	5,292
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,904
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,172
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	11,259
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,859
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,426
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	3,017
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	160	154
				682,432
Pennsylvania (5.1%)
Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,213
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	955
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,329
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	1,003
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	712
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	555
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	2,016
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,927
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,775
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,485
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,586
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	15,274
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	9,081
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,631
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,489
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	2,934
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,601
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,731
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,756
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	10,000	10,685
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	9,036
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,752
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,378
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,996
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,028
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,089
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	6,452
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,355
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,512
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,560
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,694
	Allegheny County PA GO	5.000%	11/1/43	2,250	2,370
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	880
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	423
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,230
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	714
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	775
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	424
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,261
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,397
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,633
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,401
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,597
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,065
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,551
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,715
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,539
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,536
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,548
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,225	2,391
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,265	2,451
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,750	1,893
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,258
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,850	1,990
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,068
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	10,268
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	4,495	4,607
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,847
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,640	7,718
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,612
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	7,765	7,850
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,407
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,243
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,516
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,575
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,609
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	362
[3]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,656
[3]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,117
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,856
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	1,860	1,829
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	2,065	2,031
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,840	1,809
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	426
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	449
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	482
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	598
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	807
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	854
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,899
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	1,992
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	288
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,233
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	1,942
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,691
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,399
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,160
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,235
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,101
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,064
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	621
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,095
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,882
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,975
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,050
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,154
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,638
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,723
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,391
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,665
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,715
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,234
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	1,005
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,384
[4,9]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	22,500	22,500
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,305
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,554
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,551
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,784
[3]	Coatesville School District GO	5.000%	8/1/24	5,385	5,428
[3]	Coatesville School District GO	5.000%	8/1/25	4,045	4,152
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	1,021
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,422
[1]	Coatesville School District GO	4.250%	11/15/39	10,195	10,357
	Colonial School District GO	5.000%	2/15/36	1,000	1,068
	Colonial School District GO	5.000%	2/15/37	1,015	1,080
	Colonial School District GO	5.000%	2/15/38	1,560	1,653
	Colonial School District GO	5.000%	2/15/39	1,350	1,428
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,016
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,069
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,090
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,113
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,819
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,696
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,132
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,303
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,230
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,015
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,392
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,036
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	24,754
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,420	6,566
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	32,000	32,968
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,301
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	40,455
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	15,000	15,860
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,928
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	21,570
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	16,195
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,126
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	22,008
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	35,000	38,671
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	25,767
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,032
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,281
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	35,000	40,199
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	44,740
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	25,000	29,590
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	41,768
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	44,638
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,445
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	26,094
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,478
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,639
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	38,288
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,469
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,550
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,205
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,841
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,371
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,686
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,510
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	21,786
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	20,831
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	13,500	13,776
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	14,695	15,020
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	17,950	18,288
	Conestoga Valley School District GO	4.000%	2/1/31	500	522
	Conestoga Valley School District GO	4.000%	2/1/32	325	338
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,991
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,171
	Conestoga Valley School District GO	4.000%	2/1/39	640	653
	Conestoga Valley School District GO	4.000%	2/1/40	750	760
	Council Rock School District GO	2.000%	8/15/40	3,730	2,707
	Council Rock School District GO	2.000%	8/15/41	2,645	1,887
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,550	1,698
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,057
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,760
[4]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,098
[4]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	3,000	2,337
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,582
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,469
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,026
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,499
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,185
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,705
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,533
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.048%	3/1/57	9,530	9,327
[13]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,100	5,630
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,031
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,105
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,638
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,058
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,140
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,015
	Easton Area School District GO	4.000%	4/1/30	2,300	2,302
	Easton Area School District GO	5.000%	2/1/31	1,580	1,726
	Exeter Township School District GO	4.000%	5/15/28	3,090	3,217
[1]	Fairview School District GO	3.000%	9/15/34	650	617
[1]	Fairview School District GO	3.000%	9/15/36	500	464
[1]	Fairview School District GO	3.000%	9/15/37	500	451
[1]	Fairview School District GO	3.000%	9/15/38	1,000	880
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,266
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,663
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,225
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,056
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,665	6,201
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	17,295
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,344
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	30,206
[3]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,836
[3]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,523
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,770
[3]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,381
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	850
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	479
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	459
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	7,076
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,498
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,453
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,149
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,145
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	860
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,283
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,593
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,060
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,479
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,021
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	414
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	516
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,524
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,085
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	5,028
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	166
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	208
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	395
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	399
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	227
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	203
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	217
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,214
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	548
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,687
[3]	Luzerne County PA GO	5.000%	12/15/25	500	518
[3]	Luzerne County PA GO	5.000%	12/15/25	400	414
[3]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,056
[3]	Luzerne County PA GO	5.000%	12/15/26	500	528
[3]	Luzerne County PA GO	5.000%	12/15/27	500	538
[3]	Luzerne County PA GO	5.000%	12/15/27	500	538
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	753
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,115
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	704
	Manheim Central School District GO	4.000%	5/1/36	825	852
	Manheim Central School District GO	4.000%	5/1/37	750	765
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,726
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,482
	Manheim Central School District GO	4.000%	5/1/41	400	405
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,235
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	583
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,361
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	931
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,029
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,132
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,285
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,325
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,738
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,279
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,107
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,180
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,526
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,518
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,765
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,183
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,130
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,225
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,121
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,162
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,390
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,657
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,894
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,036
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,021
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,516
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,406
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,478
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	7,972
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,578
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,510
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,924
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,567
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,229
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,965
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	39,865	40,706
[3]	Montour School District GO	5.000%	4/1/32	3,245	3,333
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,227
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,622
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,642
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,237
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,080
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,075
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,336
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,569
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,077
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,066
	North Allegheny School District GO	4.000%	5/1/36	760	793
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,836
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,065
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,433
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	8,062
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,482
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,092
[3]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,051
	Penn Delco School District GO	3.000%	6/1/32	600	593
	Penn Delco School District GO	3.000%	6/1/33	600	587
	Penn Delco School District GO	3.000%	6/1/34	830	789
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,283
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,068
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,055
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,585
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,733
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,439
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,603
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,598
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,034
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	385
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,438
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,523
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,521
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,800
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	505

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	589
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,327
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	13,031
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,452
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,231
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	11,348
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,311
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,010	3,181
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,045
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,048
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,096
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,391
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,466
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,052
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,741
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,437
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,033
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,590
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,961
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,182
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,177
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,742
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	8,772
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	445	434
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,251
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,410	1,353
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	895
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,355
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,650
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,515
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,120
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,157
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,041
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,390	8,536
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	9,875	10,044
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,632
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,067
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,863
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	6,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,190
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,614
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,003
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,096
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,672
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,118
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,320
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,284
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,858
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,238
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,593
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	542
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,906
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	549
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,928
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,663
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,440
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,338
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,363
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	12,047
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,638
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	10,665	11,524
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	635	631
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,500	9,230
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,250	4,070
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,315	11,365
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,855	7,078
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	32,395	34,329
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,922	10,553
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	7,445	8,165
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	4,387	4,387
[4,9]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.080%	2/1/24	7,360	7,360
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,295
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,897
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,739
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,722
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,419
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,724
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,226
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	38,935
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,124
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	10,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	37,093
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	36,731
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,559
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,513
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,424
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,883
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,937
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,717
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,569
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,985
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,438
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,432
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,350
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,168
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,440
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,588
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,322
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,319
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,241
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	23,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	14,740	17,510
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,775
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,774
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,423
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,801
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	23,293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,357
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	31,891
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,192
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,411
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	26,686
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,208
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,110
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,679
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,512
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,319
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,648
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,896
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,733
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,578
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,160
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,251
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,715
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,942
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,042
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	1,026
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,545
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,553
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,862
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,020
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,020
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,603
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,025
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	6,494
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,959
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	825
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,550
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,714
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,973
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,000	1,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,559
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,951
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	3,003
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,104
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	6,590
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	6,437
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,477
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,601
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,837
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,023
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,565
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,117
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,705
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,208
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,283
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,035
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,250
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,680
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,540
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	808
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,793
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,465
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	4,044
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,221
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,002
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,140
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,793
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,390
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	5,000	5,156
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,572
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,174
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,946
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,096
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,028
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/28	420	435
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/15/29	765	727
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/29	220	228
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/30	145	150
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/32	340	343
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	750	709
	Philadelphia IDA Charter School Aid Revenue	5.125%	6/15/42	750	716
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc.PA)	5.000%	4/15/32	1,000	1,006
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	420	433
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	628
	Philadelphia IDA College & University Revenue	5.000%	4/1/25	7,925	8,097
	Philadelphia IDA College & University Revenue	5.000%	4/1/26	12,860	13,148
	Philadelphia IDA College & University Revenue	5.000%	4/1/27	6,750	6,899
	Philadelphia IDA College & University Revenue	5.000%	4/1/28	3,525	3,597
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,627
	Philadelphia IDA College & University Revenue	5.000%	4/1/29	2,500	2,548
	Philadelphia IDA College & University Revenue	5.000%	5/1/29	795	732
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,962
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,654
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,880
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	3,098
	Philadelphia IDA College & University Revenue	5.000%	4/1/33	2,705	2,753
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,707
	Philadelphia IDA College & University Revenue	5.000%	4/1/34	3,250	3,307
	Philadelphia IDA College & University Revenue	5.000%	4/1/35	7,135	7,259
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,250	2,273
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	1,145	1,163
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,889
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	8,034
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	8,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	343
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	363
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	540
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,333
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,283
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,076
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,020
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,054
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,916
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,341
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,096
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,380
[4]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.200%	2/1/24	5,000	5,000
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,344
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,209
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/31	630	648
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,973
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	10	11
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,324
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,654
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,559
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,520
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,307
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,284
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,373
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,035
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	5,069
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,125
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,826
	Philadelphia PA GO	4.000%	5/1/37	6,000	6,212
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,440
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,228
	Philadelphia PA GO	4.000%	5/1/39	12,285	12,524
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,819
	Philadelphia PA GO	4.000%	5/1/41	5,000	5,011

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	3,829
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,540
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,241
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,171
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,709
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,954
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,030
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,414
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,165
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,397
Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,429
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,553
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,535
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,379
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,151
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	15,187
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	579
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,562
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,763
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,790
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,843
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,747
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,862
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,952
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	269
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,980
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,986
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,429
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,443
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	3,860	4,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	6,031
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,535
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,018
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	4,535	5,088
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,533
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,505
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,611
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,462
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,892
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,968
[3,7]	Philadelphia School District GO	5.000%	6/1/24	1,730	1,739
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	20,515
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,356
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,211
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,548
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,283
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,146
	Philadelphia School District GO	5.000%	9/1/32	4,425	4,858
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,659
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,021
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,061
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,057
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,560
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,396
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,089
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	2,750	3,041
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	640	708
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,464
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/31	4,000	4,435
[3]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,363
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,123
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,117
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	612
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	569
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,958
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,216
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,501
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,457
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,175
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,960	3,158
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.270%	2/1/24	1,400	1,400
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	15,143
[3]	Reading School District GO	5.000%	3/1/26	1,235	1,280
[3]	Reading School District GO	5.000%	3/1/36	1,250	1,304
[1]	Ridley School District GO	3.000%	11/15/38	3,820	3,437
[3]	River Valley PA School District GO	4.000%	3/15/29	1,470	1,541
[3]	River Valley PA School District GO	4.000%	3/15/30	1,610	1,704
[3]	River Valley PA School District GO	4.000%	3/15/31	1,670	1,775
[3]	River Valley PA School District GO	4.000%	3/15/32	1,740	1,847
[3]	River Valley PA School District GO	4.000%	3/15/34	1,880	1,980
[3]	River Valley PA School District GO	4.000%	3/15/35	1,955	2,056
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,127
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,908
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,763
	Rose Tree Media School District GO	5.000%	4/1/29	700	731
	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,159
	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,299
	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,598
	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,683
	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,466
	School District of Philadelphia GO	5.250%	9/1/40	11,665	13,191
	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,584
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,560
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,808
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,919
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,756
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,461
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,040
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,191
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,097
[18]	Shaler Area PA School District GO	0.000%	9/1/31	5,000	3,828
[18]	Shaler Area PA School District GO	0.000%	9/1/32	6,195	4,573
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,044
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	906
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,154
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/34	790	891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/39	1,000	1,000
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/40	1,000	986
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,688
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	2,934
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,517
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,200
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	9,744
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,956
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	16,034
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,825
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,783
[3]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	632
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,525
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,690
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,766
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,134
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,679
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,343
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,251
[3]	Trinity Area School District GO	4.000%	11/1/37	600	623
[3]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,777
[3]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,785
[3]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,266
	Twin Valley School District GO	3.000%	4/1/28	1,000	1,001
	Twin Valley School District GO	3.000%	4/1/29	500	501
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,152
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,191
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,085
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,230
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	12,620	14,062
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,329
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	5,945	5,704
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	638
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	654
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	669
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,373
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,406
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,437
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	6,937
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	230
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	229
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	347
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	343
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	419
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	739
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	583
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,326
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	1,998
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,283
[1]	William Penn School District GO	3.000%	11/15/39	1,000	876
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,322
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,363
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,426
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,479
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,405	4,405
					3,660,935
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,577	8,430
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	79,932	81,216
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	93,826	99,072
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	106,173
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	51,472	57,340
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	77,296	49,154
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	75,755	73,494
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	27,741	26,465
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,815	6,389
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,076
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,843
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,300
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,362
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	27,953
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	16,635	17,217
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	13,310	13,826
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	19,000	19,481
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	750	764
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	4,845	4,948
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	4,500	4,073
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,000	2,715
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	2,575	2,610
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	2,725	2,808
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	2,775	2,930
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	5,032
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,420	1,472
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	440
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	242
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	653
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	187
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	434
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	34
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	28
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue(Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	4,450	4,499
[3,6]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,078
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	46,632	40,991
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	45,758	37,185
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	21,263
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	28,252	19,370
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	259,082	257,463
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	20,281
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	6,175	1,919
					1,045,009
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,218
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	515	535
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/32	650	674
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/35	1,575	1,624
	Rhode Island GO	3.000%	5/1/32	8,170	8,100
	Rhode Island GO	3.000%	5/1/33	8,420	8,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,094
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	548
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	440
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	432
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	440
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	458
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	549
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	494
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	502
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	114
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	529
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	566
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/37	4,340	5,171
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	697
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	443
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	847
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	822
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	600
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,375
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,555
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,023
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,045
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,032
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	2,984
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	990
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	3,165
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	970
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	5,090
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,530
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,265
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,567
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,838
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	3,010
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,672
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,635
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,251
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,036
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,394
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,447
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	2,105	2,099
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	2,780	2,759
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	13,240	12,844
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	6,010	5,806
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	10,040	10,052
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/50	7,500	7,535
					158,734
South Carolina (1.4%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,112
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	832
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,258
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	993
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	874
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	696
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	605	679
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,348
	Charleston County SC GO	5.000%	11/1/25	7,660	7,954
	Charleston County SC GO	4.000%	11/1/34	7,410	7,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	757
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,029
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,088
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,620
Dorchester County SC Special Assessment Revenue	4.500%	10/1/33	415	417
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,563
Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	5,000	5,475
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,943
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	5,092
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	699
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	694
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	635
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	628
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	774
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	870
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	2,400	2,480
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	961
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,573
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,275
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	962
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,113
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	978
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,096
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	160
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,841
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,432
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,198
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,141
Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,845
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/31	800	914
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/32	1,000	1,142
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/33	1,100	1,256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/34	1,125	1,282
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/35	650	739
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/36	875	989
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/37	1,175	1,320
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/39	1,100	1,217
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,100	1,205
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/42	1,685	1,839
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,006
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,383
Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,289
Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,945
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,181
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,143
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,335
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,468
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,745
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,563
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,301
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,103
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,226
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,633
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,005
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,005
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,762
Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,507
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,017
Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,054
Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,435
Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,278
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/33	1,465	1,623
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/34	1,785	1,972
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/35	2,040	2,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/36	2,320	2,527
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/37	2,620	2,840
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/38	2,790	3,013
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/39	2,285	2,460
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/40	3,450	3,694
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/41	1,810	1,935
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	49,795
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	79,240	85,761
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	20,175	21,735
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/28	500	539
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/29	500	547
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	554
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	280
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	561
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	908
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,112
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	759
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	382
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	616
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	586
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	609
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,045
[6,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	4,336
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,608
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,297
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,903
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	33,795	35,332
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,607
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,217
	Richland County SC School District No. 2 GO	3.000%	3/1/33	1,000	972
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,000	2,049
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,558
	South Carolina Housing Finance And Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	4,000	4,084
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	5,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,750
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,448
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	758
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	4,025
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,033
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	936
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	530
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	536
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,606
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,316
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	11,102
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,854
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,583
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,256
[4,9]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	2/7/24	9,655	9,655
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	646
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	525
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,054
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	2,075
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,580
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	11,367
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	3,675	4,121
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	13,166

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,060
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	19,605	20,350
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	14,294
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,166
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,544
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	10,604
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,667
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	512
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,771
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,746
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,675
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,369
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,679
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,936
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,497
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,785
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,816
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	5,043
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,656
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	27,924
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	8,020	8,025
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	6,525
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	14,108
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,387
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	12,513
South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,679
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,495
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	6,185
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,563
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,034
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,533
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,930
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,462
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,984
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,383
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	412
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,377
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,775	1,497
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	1,030	1,020
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	885	857
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,360	4,259
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	13,580	14,082
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,056	3,170
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	15,379
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	22,013
[4,9]	South Corolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.200%	2/1/24	24,600	24,600
[5]	Spartanburg County SC School District No. 5 GO	4.000%	3/1/41	5,260	5,405
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,463
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	243
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,767
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,320
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	316
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	4,997
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	552
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	3,013
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	2,972
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	587
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,240
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	517
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,020
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,063
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,502
[1]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,012
[1]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,486
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,836
					1,019,623
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	658
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,279
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	683
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,289
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,505
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,844
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,036
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,845
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,430
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,203
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,176
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,929
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,847

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,170
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,307
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,024
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,717
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,573
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	26,107
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,890	2,804
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	7,960	7,682
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,015	3,229
				96,337
Tennessee (1.3%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,635
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,466
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,314
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,393
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,084
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,005
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	792
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	990
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,065
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	802
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,384
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/42	13,220	14,802
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/43	13,900	15,509

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,458
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,496
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,420
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,370
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,661
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,569
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,488
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,893
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,400
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,983
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,644
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,452
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	701
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	1,016
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,809
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,775
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,681
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,139
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,118
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,644
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	987
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,428
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	33
Kingsport TN GO	4.000%	3/1/44	1,245	1,254
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,086

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,452
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	207
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,135	6,535
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,590
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,165
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,628
Knox County TN GO	3.000%	6/1/36	3,530	3,300
Knox County TN GO	3.000%	6/1/39	3,675	3,308
Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/44	2,235	2,512
Knoxville TN GO	3.000%	5/1/37	3,175	3,012
Knoxville TN GO	3.000%	5/1/40	3,470	3,127
Maury County TN GO	5.000%	4/1/29	1,275	1,330
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,063
Memphis TN GO	4.000%	5/1/40	5,280	5,401
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,097
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,141
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	944
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,611
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,464
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,844
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,340
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,032
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,818
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,897
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,993
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,082
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,623
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,033
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,018
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	257
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	565
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	561
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	444
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	2,178
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	399
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	320	314
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	7,790	6,888
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,575	8,207
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,536
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	700	764
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,305	1,454
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	665	739
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,000	1,111
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,965
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,000	1,130
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	1,090	1,144
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	2,500	2,625
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	1,000	1,075
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	3,000	3,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,153
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,000	1,099
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	3,000	3,298
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,070
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,070
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,292
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,335
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,109
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	800
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	688
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,066
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,278
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,325
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,114
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,000	1,189
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/38	1,000	1,178
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/40	1,650	1,919
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	2,250	2,585
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/43	3,000	3,425
[5]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	1,250	1,421
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	9,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	15,462
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	6,584
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	7,580	7,704
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,858
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	3.000%	7/1/40	1,095	959
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,848
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	412
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,678
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	703
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,884
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,590
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,401
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	343
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,692
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	682
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,236
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,514
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,018
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.010%	4/1/32	3,490	2,520
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,001
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,716
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,295
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	2,077
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	923
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,392
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.950%	2/1/24	43,940	43,940
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	6,095
	Shelby County TN GO	4.000%	4/1/33	6,055	6,345
	Shelby County TN GO	4.000%	4/1/35	7,200	7,518
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	118,555	119,455
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	61,500	61,613
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	52,671
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	16,215	16,215
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	5,956
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,837
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,300
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,967
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,349
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,061
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,852
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	80,430	83,594
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	18,310
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	14,575	15,542
	Tennessee GO	5.000%	9/1/36	5,005	5,396
	Tennessee GO	5.000%	9/1/37	5,005	5,375
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,871
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,193
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,163
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,349
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,010	3,962
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	18,870	19,946
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,160	4,455
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,775	3,670
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,337
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,928
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,964
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,338
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,577
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,420
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,521
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,166
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	8,100	8,929
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,040	2,120
					932,109
Texas (11.5%)
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,276
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,364
	Alamo Community College District GO	5.000%	2/15/29	3,140	3,493
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,408
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,200
[19]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	867
[19]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	840
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,749
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,547
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,187
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,148
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,862
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,054
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,249
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,459
[19]	Aldine Independent School District GO	5.000%	2/15/28	1,945	1,988
[19]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,176
[19]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,149
[19]	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,439
[19]	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,206
[19]	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,240
[19]	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,117
[19]	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,663
[19]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,750
[19]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,822
[19]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,120
[19]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,045
[19]	Alvin TX Independent School District GO	5.000%	2/15/29	5,435	5,671
[19]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	11,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Amarillo TX Waterworks & Sewer System Water Revenue	5.000%	2/1/30	1,205	1,360
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	3,067
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	3,177
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,843
[19]	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,195
[19]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,283
	Anna TX GO	4.250%	2/15/47	1,900	1,910
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,248	4,373
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	256
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	208
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	326
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	78
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	260
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	520
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	82
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	534
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	86
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	321
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	393
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	341
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,644
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	383
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,277
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	153
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,116
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,522
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	907
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,890
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	472
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,630
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,247
[19]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,625
[19]	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	1,137
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,422
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	807
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,079
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,080
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,688
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,826
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,216
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,544
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,458
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,918
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,101
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,984
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,242
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,339
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,597
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	3,058
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	875
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	890
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,646
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	3,034
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,535
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,660
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,696
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,740
[19]	Aubrey Independent School District GO	5.000%	2/15/39	5,055	5,668
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	414	419
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	1,030
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,025
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,580
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,064
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,799
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	703
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	860
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,074
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,407
[19]	Austin Independent School District GO	5.000%	8/1/32	2,000	2,176
	Austin Independent School District GO	5.000%	8/1/37	3,285	3,849
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,771
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,464
[19]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,134
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,305
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,679
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,029
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,895
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,341
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,723
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,125
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,758
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,162
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,268
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,277
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,313
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	3,520	3,856
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,187
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,129
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	4,375	4,694
	Austin TX GO	5.000%	9/1/26	10,000	10,313
	Austin TX GO	5.000%	9/1/27	6,530	6,870
	Austin TX GO	5.000%	9/1/29	2,855	2,877
	Austin TX GO	5.000%	9/1/30	1,240	1,249
	Austin TX GO	5.000%	9/1/33	4,315	4,343
[4]	Austin TX Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,578
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,442
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,892
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,106
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,889
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	4,070
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,245
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,692
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,189
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,216
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	9,211
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,864
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,350
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,649
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,592
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,206
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,558
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,525
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,865
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	4,242
[19]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	8,186
[19]	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	10,265
[19]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,676
[19]	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,654
[19]	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,907
[19]	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,520
[19]	Bastrop Independent School District GO	5.000%	2/15/44	4,560	5,076
	Bell County TX GO	3.000%	2/15/37	1,255	1,141
	Bell County TX GO	3.000%	2/15/39	2,000	1,757
	Bell County TX GO	3.000%	2/15/40	2,250	1,935
	Bell County TX GO	3.000%	2/15/41	2,000	1,700
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	899
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	912
[19]	Belton Independent School District GO	5.000%	2/15/28	540	588
[19]	Belton Independent School District GO	5.000%	2/15/29	645	718
[19]	Belton Independent School District GO	5.000%	2/15/30	555	631
[19]	Belton Independent School District GO	5.000%	2/15/31	520	601
[19]	Belton Independent School District GO	5.000%	2/15/33	385	442
[19]	Belton Independent School District GO	5.000%	2/15/36	740	841
[19]	Belton Independent School District GO	4.000%	2/15/37	570	593
[19]	Belton Independent School District GO	4.000%	2/15/38	875	901
[19]	Belton Independent School District GO	4.000%	2/15/39	910	932
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,764
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,313
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,927
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,795
	Bexar County Hospital District GO	5.000%	2/15/37	500	567
	Bexar County Hospital District GO	5.000%	2/15/38	500	560
	Bexar County Hospital District GO	5.000%	2/15/39	865	963
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,380
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,197
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,642
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,634
	Bexar County TX GO	5.000%	6/15/27	5,000	5,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	5.000%	6/15/28	4,370	4,587
	Bexar County TX GO	4.000%	6/15/34	2,000	2,027
	Bexar County TX GO	4.000%	6/15/34	1,260	1,291
	Bexar County TX GO	4.000%	6/15/35	3,565	3,682
	Bexar County TX GO	5.000%	6/15/36	3,550	3,778
	Bexar County TX GO	4.000%	6/15/37	3,315	3,358
	Bexar County TX GO	4.000%	6/15/38	2,860	2,908
	Bexar County TX GO	5.000%	6/15/41	2,105	2,396
	Bexar County TX GO	5.000%	6/15/42	3,500	3,967
	Bexar County TX GO	5.000%	6/15/43	3,600	4,061
[19]	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,710
[19]	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,233
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	10,190	10,521
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,773
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	11,315
[19]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,083
[19]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,234
[19]	Brock TX Independent School District GO	5.000%	8/15/37	1,000	1,145
[19]	Brock TX Independent School District GO	5.000%	8/15/40	1,500	1,688
[19]	Brock TX Independent School District GO	5.000%	8/15/41	2,000	2,241
[19]	Brock TX Independent School District GO	5.000%	8/15/42	1,880	2,098
[19]	Brock TX Independent School District GO	5.000%	8/15/43	2,000	2,223
[19]	Brownwood Independent School District GO	5.000%	2/15/30	800	909
[19]	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,863
[19]	Brownwood Independent School District GO	5.000%	2/15/41	4,625	5,167
[19]	Brownwood Independent School District GO	4.000%	2/15/43	4,590	4,613
[19]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,141
[19]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,175
[19]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,226
[19]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,332
[19]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,695
[19]	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,481
[19]	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,136
[19]	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,447
[19]	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,124
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,285
[4,9]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.870%	2/1/24	23,750	23,750
[5,19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/39	1,435	1,650
[5,19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/40	1,500	1,712
[5,19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	1,500	1,702
[19]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	914
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	11,404
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	14,526
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	14,934
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	8,142
[19]	Celina Independent School District GO	5.000%	2/15/37	500	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Celina Independent School District GO	5.000%	2/15/38	630	724
[19]	Celina Independent School District GO	5.000%	2/15/39	1,000	1,139
[19]	Celina Independent School District GO	5.000%	2/15/42	1,000	1,129
[19]	Celina Independent School District GO	5.000%	2/15/43	675	759
	Celina TX GO	5.000%	9/1/36	500	576
	Celina TX GO	4.000%	9/1/38	740	773
	Celina TX GO	4.000%	9/1/39	4,050	4,183
	Celina TX GO	4.000%	9/1/40	1,400	1,435
	Celina TX GO	4.000%	9/1/41	2,000	2,037
	Celina TX GO	4.000%	9/1/42	3,525	3,570
[4]	Celina TX Special Assessment Revenue	4.375%	9/1/30	324	325
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	216
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	1,020
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/43	1,012	1,001
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,478
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,371
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,077
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,104
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,987
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	6,809
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,693
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,308
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,419
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,717
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	845
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	869
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,565
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,032
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,061
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	902
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	663
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,848
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,316
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,568
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,125
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,048
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,092

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,350	1,511
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,918
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,223
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,101
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,350
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,119
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,805
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,128
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,181
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,394
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	837
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,324
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,160
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,246
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,056
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,124
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	750
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	979
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	883
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,301
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,056
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,437
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,100
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,972
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,529
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,407
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,804
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,390
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,079
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,128
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,858
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,059
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,695
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	895
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	18,005
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,480
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,279
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,569
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,000	2,055
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	3,005
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,127
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,455
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	36,400
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,140
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	40,993
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	55,255
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,227
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	35,599
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	11,218
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,071
[19]	Channelview Independent School District GO	2.000%	8/15/40	1,000	714
[19]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,819
[19]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	3,165	3,109
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	412
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	468
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	371
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	850
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	535
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,201
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	415
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	406
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	515
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	759
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,036
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,855	1,739
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,095
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,126
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,158
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,801
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	662
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,190
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	1,009
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,163
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,036
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,433
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,524
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,514
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,400	1,407
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,403
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	2,019
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,286
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,261
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,322
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,389
	Collin County Community College District GO	5.000%	8/15/29	1,000	1,122
[4,9]	Collin County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.470%	2/1/24	26,975	26,975
	Collin County TX GO	5.000%	2/15/27	1,335	1,424
	Collin County TX GO	5.000%	2/15/33	2,000	2,224
	Collin County TX GO	5.000%	2/15/37	2,250	2,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collin County TX GO	4.000%	2/15/38	2,480	2,584
	Collin County TX GO	5.000%	2/15/38	2,880	3,314
	Collin County TX GO	4.000%	2/15/43	13,035	13,127
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,782
[19]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,598
[19]	Comal Independent School District GO	5.000%	2/1/27	6,440	6,680
[19]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,508
[19]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,485
[19]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,389
[19]	Comal Independent School District GO	3.000%	2/1/41	12,000	10,401
[19]	Community TX Independent School District GO	5.000%	2/15/37	1,205	1,366
[19]	Community TX Independent School District GO	5.000%	2/15/39	1,440	1,605
[19]	Community TX Independent School District GO	5.000%	2/15/42	1,935	2,169
[19]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,685
[19]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,507
[19]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,532
[5,19]	Conroe Independent School District GO	5.000%	2/15/41	5,000	5,742
[5,19]	Conroe Independent School District GO	5.000%	2/15/42	29,195	33,324
[5,19]	Conroe Independent School District GO	5.000%	2/15/43	17,500	19,856
[5,19]	Conroe Independent School District GO	5.000%	2/15/44	21,000	23,653
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	136
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	188
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	169
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	188
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	228
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	267
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	295
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	316
	Conroe TX GO	5.000%	11/15/26	980	1,037
	Conroe TX GO	5.000%	11/15/27	1,035	1,120
	Conroe TX GO	5.000%	11/15/28	1,720	1,900
	Conroe TX GO	5.000%	3/1/34	300	348
	Conroe TX GO	5.000%	11/15/34	240	281
	Conroe TX GO	5.000%	3/1/35	435	502
	Conroe TX GO	5.000%	11/15/35	210	244
	Conroe TX GO	5.000%	3/1/36	465	533
	Conroe TX GO	5.000%	11/15/36	420	483
	Conroe TX GO	4.000%	3/1/37	905	949
	Conroe TX GO	4.000%	11/15/37	915	958
	Conroe TX GO	4.125%	11/15/38	955	1,000
	Conroe TX GO	5.000%	11/15/39	450	505
	Conroe TX GO	5.000%	11/15/40	630	702
	Conroe TX GO	4.250%	3/1/41	1,135	1,178
	Conroe TX GO	5.000%	3/1/41	1,075	1,212
[5]	Conroe TX GO	4.000%	11/15/41	2,305	2,363
	Conroe TX GO	5.000%	11/15/42	475	524
[19]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,420
[19]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,142
[19]	Coppell Independent School District GO	4.000%	8/15/42	1,000	1,011
[19]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,057
[19]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,922
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,239
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/45	1,000	990
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	584
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	963
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	1,100	1,295
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,752
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	2,057
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,585
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,148
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,257
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	2,135
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	2,500	2,828
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,835
[19]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	797
[19]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,136
[19]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,188
[19]	Crandall Independent School District GO	4.000%	8/15/42	805	814
[19]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,448
[19]	Crowley Independent School District GO	5.000%	2/1/40	4,700	5,343
[19]	Crowley Independent School District GO	5.000%	2/1/41	1,030	1,165
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,120
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,340
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/35	2,750	3,211
[19]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,370	7,478
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,122
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,396
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,510
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,115
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	2,045	2,217
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,095
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,349
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,319
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,850
	Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,505
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,719
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,743
	Dallas County TX GO	5.000%	8/15/40	3,560	4,026
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,005
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,548
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,346
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,718
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,890
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	9,666
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,785
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,812
[1]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	24,770
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	2,250	2,659
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,342
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,176
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	1,750	2,035
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	3,182
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,378
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,840
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,993
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,532
[19]	Dallas Independent School District GO	5.000%	2/15/36	3,750	4,363
[19]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,960
[19]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,748
[19]	Dallas Independent School District GO	5.000%	2/15/38	3,000	3,428
[19]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,542
[5,19]	Dallas Independent School District GO	5.000%	2/15/43	7,530	8,451
	Dallas TX GO	5.000%	2/15/30	4,500	5,116
	Dallas TX GO	3.000%	2/15/38	1,225	1,067
	Dallas TX GO	5.000%	2/15/41	6,285	7,084
	Dallas TX GO	5.000%	2/15/43	6,465	7,197
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,235
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,247
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,786
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,784
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,470
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,301
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,776
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,801
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	1,009
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,760
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,000	2,056
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,016
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	2,146
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,203
[19]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,559
[19]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,563
[19]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,992
[19]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,579
[19]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,088
[19]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,953
[19]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,136
[19]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,000	2,025
	Denton County TX GO	5.000%	7/15/25	1,830	1,885
[19]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,101
[19]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,439
[19]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,628
[19]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,236
[19]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,789
[19]	Denton Independent School District GO	5.000%	8/15/40	3,705	4,261
[19]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,387
[19]	Denton Independent School District GO	5.000%	8/15/42	6,350	7,211
[19]	Denton Independent School District GO	3.000%	8/15/43	2,500	2,072
[19]	Denton Independent School District GO	5.000%	8/15/48	5,000	5,513
[19]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,218
	Denton TX GO	4.000%	2/15/39	3,605	3,736
	Denton TX GO	4.000%	2/15/40	2,560	2,633
	Denton TX GO	4.000%	2/15/40	6,995	7,242
	Denton TX GO	4.000%	2/15/41	7,275	7,494
	Denton TX GO	4.000%	2/15/42	2,675	2,727
	Denton TX GO	4.000%	2/15/42	2,285	2,340
	Denton TX GO	4.000%	2/15/42	2,005	2,054
	Denton TX GO	4.000%	2/15/43	7,880	8,014
	Denton TX GO	4.000%	2/15/43	2,240	2,278
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,089
[19]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,764
[19]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	4,308
[19]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	3,219
[19]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,487
[19]	Donna TX Independent School District GO	5.000%	2/15/37	760	881
[19]	Donna TX Independent School District GO	5.000%	2/15/38	1,605	1,840
[19]	Donna TX Independent School District GO	5.000%	2/15/39	950	1,085
[19]	Donna TX Independent School District GO	5.000%	2/15/42	750	844
[19]	Dripping Springs TX Independent School District GO	5.000%	2/15/28	1,250	1,365
[19]	Dripping Springs TX Independent School District GO	5.000%	2/15/30	1,250	1,420
[19]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	11,015
[19]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/35	1,300	1,390
[19]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/36	1,350	1,432
[19]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/37	2,250	2,071
[19]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,463
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,151
	Ector County Hospital District GO	5.000%	9/15/29	780	825
	Ector County Hospital District GO	5.000%	9/15/30	850	907
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,860
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,334
[8]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,008
[19]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,620
[19]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,209
[19]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,172
[19]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,766
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,202
	El Paso TX GO	5.000%	8/15/27	1,000	1,039
	El Paso TX GO	5.000%	8/15/28	1,000	1,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/28	1,440	1,580
	El Paso TX GO	5.000%	8/15/29	1,395	1,561
	El Paso TX GO	5.000%	8/15/29	785	878
	El Paso TX GO	5.000%	8/15/29	1,005	1,044
	El Paso TX GO	5.000%	8/15/29	700	783
	El Paso TX GO	4.000%	8/15/30	3,480	3,529
	El Paso TX GO	5.000%	8/15/30	1,050	1,172
	El Paso TX GO	5.000%	8/15/31	4,050	4,200
	El Paso TX GO	5.000%	8/15/32	3,625	3,759
	El Paso TX GO	5.000%	8/15/32	1,025	1,139
	El Paso TX GO	5.000%	8/15/32	680	756
	El Paso TX GO	3.000%	8/15/33	375	359
	El Paso TX GO	5.000%	8/15/33	1,300	1,442
	El Paso TX GO	5.000%	8/15/33	1,500	1,663
	El Paso TX GO	3.000%	8/15/34	710	673
	El Paso TX GO	4.000%	8/15/34	435	461
	El Paso TX GO	5.000%	8/15/34	4,570	4,735
	El Paso TX GO	3.000%	8/15/35	430	402
	El Paso TX GO	4.000%	8/15/35	1,000	1,048
	El Paso TX GO	4.000%	8/15/35	1,075	1,127
	El Paso TX GO	4.000%	8/15/35	450	475
	El Paso TX GO	5.000%	8/15/35	4,795	4,960
	El Paso TX GO	5.000%	8/15/35	1,150	1,190
	El Paso TX GO	3.000%	8/15/36	485	446
	El Paso TX GO	4.000%	8/15/36	1,010	1,051
	El Paso TX GO	4.000%	8/15/36	1,000	1,041
	El Paso TX GO	4.000%	8/15/36	500	524
	El Paso TX GO	5.000%	8/15/36	4,005	4,132
	El Paso TX GO	5.000%	8/15/36	5,035	5,194
	El Paso TX GO	4.000%	8/15/37	500	517
	El Paso TX GO	4.000%	8/15/37	1,110	1,147
	El Paso TX GO	4.000%	8/15/37	680	707
	El Paso TX GO	3.000%	8/15/38	720	637
	El Paso TX GO	4.000%	8/15/38	1,155	1,183
	El Paso TX GO	4.000%	8/15/38	1,000	1,028
	El Paso TX GO	3.000%	8/15/39	1,575	1,371
	El Paso TX GO	4.000%	8/15/39	1,000	1,017
	El Paso TX GO	4.000%	8/15/40	1,000	1,013
	El Paso TX GO	5.000%	8/15/42	9,500	9,673
	El Paso TX GO	4.000%	8/15/47	1,425	1,398
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,708
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,141
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	3,095
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,730
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,962
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	5,097
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,523
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,545
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	15,024
[19]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,516
[19]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,673
[19]	Forney Independent School District GO	5.000%	8/15/35	2,700	3,114
[19]	Forney Independent School District GO	3.000%	8/15/36	5,375	5,017
[19]	Forney Independent School District GO	3.000%	2/15/39	1,000	893
[19]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,361
[19]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,930
[19]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,353
[1]	Forney Independent School District GO	0.010%	8/15/41	1,000	461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Forney Independent School District GO	4.000%	8/15/41	8,000	8,102
[19]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,542
[19]	Forney Independent School District GO	4.000%	8/15/42	8,000	8,062
[19]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,113
[1]	Forney Independent School District GO	0.010%	8/15/43	1,000	413
[19]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,216
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	359
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	234
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	718
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	334
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	716
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	495
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	772
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	566
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	332
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	385
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	790
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	432
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	835
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,435
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	396
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,091
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,389
[19]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,213
[19]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	2,030
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,072
	Fort Worth TX GO	5.000%	3/1/28	3,875	4,036
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,731
	Fort Worth TX GO	4.000%	3/1/43	11,405	11,453
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,661
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,948
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,850
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,155
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,840
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,144
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	4,035
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	19,749
[19]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,557
[19]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,196
[19]	Frenship Independent School District GO	3.000%	2/15/36	1,000	954
[19]	Frenship Independent School District GO	3.000%	2/15/38	1,000	914
[19]	Friendswood Independent School District GO	4.000%	2/15/29	800	838
[19]	Friendswood Independent School District GO	4.000%	2/15/30	950	1,004
[19]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,694
[19]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,066
[19]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,622
[19]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,321
[19]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,205
[19]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,616
[19]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,321
[19]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,855
[19]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,313
[5,19]	Frisco Independent School District GO	5.000%	2/15/41	2,500	2,853
[5,19]	Frisco Independent School District GO	5.000%	2/15/42	4,000	4,552
[5,19]	Frisco Independent School District GO	5.000%	2/15/43	3,000	3,399
	Frisco TX GO	5.000%	2/15/26	2,790	2,843
	Frisco TX GO	5.000%	2/15/27	5,475	5,710
	Frisco TX GO	5.000%	2/15/29	2,505	2,616
	Frisco TX GO	5.000%	2/15/30	7,390	8,375
	Frisco TX GO	4.000%	2/15/39	6,385	6,643
	Frisco TX GO	4.000%	2/15/40	5,680	5,858
	Frisco TX GO	4.000%	2/15/41	1,145	1,173
	Frisco TX GO	4.000%	2/15/43	4,010	4,063
[19]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,458
[19]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,108
[19]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,967
[19]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,990
[19]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,084
[19]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,046
[19]	Galena Park Independent School District GO	3.000%	8/15/38	1,990	1,776
	Galveston County TX GO	4.000%	2/1/26	1,575	1,608
	Galveston County TX GO	4.000%	2/1/27	1,565	1,617
	Galveston County TX GO	4.000%	2/1/28	1,470	1,507
	Galveston County TX GO	4.000%	2/1/29	1,055	1,083
	Galveston County TX GO	5.000%	2/1/30	1,195	1,282
	Galveston County TX GO	4.000%	2/1/32	1,195	1,225
[19]	Galveston Independent School District GO	5.000%	2/1/27	845	901
[19]	Galveston Independent School District GO	5.000%	2/1/28	850	926
[19]	Galveston Independent School District GO	5.000%	2/1/29	800	889
[19]	Galveston Independent School District GO	5.000%	2/1/33	725	819
[19]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,129
[19]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,379
[19]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,146
[19]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,626
[19]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,355
[19]	Galveston Independent School District GO	4.000%	2/1/41	5,000	5,087
[19]	Garland Independent School District GO	5.000%	2/15/26	2,000	2,089
[19]	Garland Independent School District GO	5.000%	2/15/28	2,100	2,293
[19]	Garland Independent School District GO	5.000%	2/15/30	2,500	2,842
[19]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,524
[19]	Garland Independent School District GO	5.000%	2/15/36	685	807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,347
[19]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,438
[19]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,402
[19]	Garland Independent School District GO	5.000%	2/15/40	8,000	9,118
[19]	Garland Independent School District GO	5.000%	2/15/41	9,385	10,636
[19]	Garland Independent School District GO	4.000%	2/15/42	2,190	2,208
[19]	Garland Independent School District GO	5.000%	2/15/42	8,815	9,949
[19]	Garland Independent School District GO	5.000%	2/15/43	8,850	9,934
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,299
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,405
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,201
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,484
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,198
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,034
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,364
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,033
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,013
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,214
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,083
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,217
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,033
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,078
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	420
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	545
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	688
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	642
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,362
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,430
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,721
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,481
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,238
[19]	Godley Independent School District GO	3.000%	2/15/40	1,000	882
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,755
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,435
[19]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,315
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,378
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	20,172
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,308
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,438
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	10,700	11,282
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	21,535	23,026
[19]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,407
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	497
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	534
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	571
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	909
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,856
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,378
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,139
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,875
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,976
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,586
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,831
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,767
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,419
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,115
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,768
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman Project)	5.000%	10/1/40	5,125	5,739
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman Project)	5.000%	10/1/41	5,440	6,060
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/40	6,240	6,993
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/41	6,395	7,130
[19]	Gregory-Portland TX Independent School District GO	4.000%	2/15/43	16,550	16,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	126
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,987
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	433
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	501
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	528
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	820
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	234
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	619
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	436
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	337
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	700
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	799
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,020
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,101
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,066
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,111
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,282
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,590
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,786
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,572
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,320
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,207
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,572
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	3,912
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,255
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,496
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,977
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	3,951
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,726
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	7,500	7,500
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 70% of SOFR + 0.730%	4.447%	11/15/46	2,500	2,500
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,537
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,956
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,890
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,727
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,543
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,022
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	10,000	10,305
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,414
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/35	4,115	4,237
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,673
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,922
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	62,725	63,855
[1]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	986
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,562
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,753
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,238
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,064
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,871
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,324
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/25	5,755	5,954
	Harris County TX GO	5.000%	10/1/25	8,180	8,463
	Harris County TX GO	5.000%	9/15/27	950	1,029
	Harris County TX GO	5.000%	10/1/27	6,335	6,530
	Harris County TX GO	5.000%	10/1/27	7,415	8,037
	Harris County TX GO	5.000%	9/15/28	525	581
	Harris County TX GO	5.000%	10/1/28	6,660	6,867
	Harris County TX GO	5.000%	9/15/29	1,635	1,849
	Harris County TX GO	5.000%	10/1/29	6,490	6,688
	Harris County TX GO	5.000%	10/1/29	665	753
[3]	Harris County TX GO	5.250%	8/15/30	7,335	8,523
	Harris County TX GO	5.000%	10/1/30	5,405	5,558
	Harris County TX GO	5.000%	10/1/30	4,000	4,325
	Harris County TX GO	5.000%	10/1/30	800	922
	Harris County TX GO	5.000%	10/1/34	2,700	2,909
	Harris County TX GO	5.000%	10/1/35	4,215	4,335
	Harris County TX GO	4.000%	10/1/36	690	724
	Harris County TX GO	4.000%	10/1/37	765	796
	Harris County TX GO	4.000%	9/15/39	2,250	2,323
	Harris County TX GO	4.000%	9/15/40	1,500	1,534
	Harris County TX GO	5.000%	10/1/40	17,000	17,361
	Harris County TX GO	4.000%	10/1/41	2,000	2,030
	Harris County TX GO	4.000%	9/15/42	1,000	1,012
	Harris County TX GO	4.000%	9/15/43	1,300	1,310
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,181
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,426
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,194
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,022
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	6,173
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,043
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,010
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,011
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,545
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,418
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,216
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,211
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,141
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.010%	11/15/30	6,325	4,923
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,076
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,867
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,649
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,461
[19]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,718
	Hays County TX GO	5.000%	2/15/26	1,145	1,193
	Hays County TX GO	5.000%	2/15/26	1,260	1,312
	Hays County TX GO	5.000%	2/15/27	1,105	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hays County TX GO	5.000%	2/15/28	1,010	1,073
	Hays County TX GO	5.000%	2/15/28	1,695	1,801
	Hays County TX GO	5.000%	2/15/29	1,830	1,945
	Hays County TX GO	5.000%	2/15/29	1,615	1,717
	Hays County TX GO	5.000%	2/15/30	1,760	1,871
	Hays County TX GO	5.000%	2/15/30	2,175	2,313
	Hays County TX GO	5.000%	2/15/31	3,235	3,435
	Hays County TX GO	5.000%	2/15/31	1,590	1,688
	Hays County TX GO	5.000%	2/15/32	1,800	1,908
	Hays County TX GO	5.000%	2/15/34	1,035	1,094
	Hays County TX GO	3.000%	2/15/38	1,565	1,370
	Hays County TX GO	3.000%	2/15/40	1,075	923
	Hays County TX GO	3.000%	2/15/41	1,365	1,159
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	229
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	481
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	398
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	355
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	1,032
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,341
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	545
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,019
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	550
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,572
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	495
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	1,064
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	681
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,328
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,925	2,105
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,430
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,573
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	927
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,040	1,854
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	939
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	900
	Hidalgo County Regional Mobility Authority Highway Revenue	0.010%	12/1/42	2,425	956
	Hidalgo County Regional Mobility Authority Highway Revenue	0.010%	12/1/43	2,835	1,050
	Hidalgo County Regional Mobility Authority Highway Revenue	0.010%	12/1/44	2,000	686
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,518
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,038
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,881
[19]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,988
[19]	Houston Independent School District GO	5.000%	2/15/27	10,605	11,039
[19]	Houston Independent School District GO	5.000%	2/15/28	22,185	23,716
[19]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,084
[19]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,337
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,925
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,979
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,236
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,385
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,401
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,008
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,850
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,856
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,943
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,904
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,288
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,773
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,237
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	15,958
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	10,521
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,300
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,848
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,709
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,000	3,130
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	909
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	1,000	1,040
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	38,266
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,590
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	8,185	8,936
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,762
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,443
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,077
	Houston TX GO	5.000%	3/1/25	1,600	1,633
	Houston TX GO	5.000%	3/1/26	10,000	10,440
	Houston TX GO	5.000%	3/1/27	9,800	10,171
	Houston TX GO	5.000%	3/1/27	6,025	6,428
	Houston TX GO	5.000%	3/1/28	10,025	10,653
	Houston TX GO	5.000%	3/1/29	6,000	6,385
	Houston TX GO	5.000%	3/1/31	5,195	5,386
	Houston TX GO	5.000%	3/1/32	3,840	3,976
	Houston TX GO	5.000%	3/1/32	1,050	1,238
	Houston TX GO	4.000%	3/1/33	5,000	5,165
	Houston TX GO	5.000%	3/1/33	1,105	1,143
	Houston TX GO	5.000%	3/1/33	1,000	1,197
	Houston TX GO	4.000%	3/1/34	580	621
	Houston TX GO	4.000%	3/1/35	3,000	3,085
	Houston TX GO	4.000%	3/1/35	665	709
	Houston TX GO	3.000%	3/1/36	1,015	930
	Houston TX GO	3.000%	3/1/37	3,500	3,115
	Houston TX GO	3.000%	3/1/38	3,250	2,831
	Houston TX GO	3.000%	3/1/39	2,500	2,181
	Houston TX GO	3.000%	3/1/40	2,000	1,724
	Houston TX GO	5.250%	3/1/40	1,800	2,067
	Houston TX GO	3.000%	3/1/41	3,170	2,693
	Houston TX GO	5.250%	3/1/43	2,300	2,606
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,662
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,443
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	462
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,532
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	464
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	450
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	310
[19]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,655
[19]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,562
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	15,026
	Hutto TX GO	5.000%	8/1/42	3,265	3,533
[19]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,723
[19]	Irving Independent School District GO	5.000%	2/15/39	4,400	5,022
[19]	Irving Independent School District GO	5.000%	2/15/40	4,840	5,487
[19]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,507
[19]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,984
[19]	Irving Independent School District GO	5.000%	2/15/43	3,820	4,262
	Irving TX GO	5.000%	9/15/26	1,940	2,053
	Irving TX GO	5.000%	9/15/27	2,020	2,183
	Irving TX GO	5.000%	9/15/36	1,135	1,320
	Irving TX GO	5.000%	9/15/39	1,315	1,492
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	124
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	151
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	163
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	210
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	157
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	157
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	158
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	183
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	260
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	258
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	308
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	307
[19]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	3,074
[19]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	3,212
[19]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,360
[19]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,514
[19]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,588
[19]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,930
[19]	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,514
[19]	Johnson City Independent School District GO	5.000%	2/15/39	1,835	2,115
[19]	Johnson City Independent School District GO	5.000%	2/15/40	1,930	2,206
[19]	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,301
[19]	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,408
[19]	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,514
[19]	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,634
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	447	448
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,248
[19]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,092
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	201
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	379
[19]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,854
[19]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,025
[19]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,275
[19]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,576
[19]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,042
[19]	Katy Independent School District GO	5.000%	2/15/41	4,500	5,041
[19]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,576
[19]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,329
[19]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,955
[19]	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,392
[19]	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,465
[19]	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,440
[19]	Kennedale Independent School District GO	4.000%	2/15/43	1,140	1,149
[19]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	4,007
	Killeen TX GO	4.000%	8/1/40	1,910	1,920
	Killeen TX GO	4.000%	8/1/43	6,915	6,769
[19]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,095
[19]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,123
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	510
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,545
[19]	La Porte TX Independent School District GO	5.000%	2/15/37	2,500	2,938
[19]	La Porte TX Independent School District GO	5.000%	2/15/38	2,000	2,326
[19]	La Porte TX Independent School District GO	5.000%	2/15/39	6,790	7,849
[19]	La Porte TX Independent School District GO	5.000%	2/15/40	2,750	3,153
[19]	La Porte TX Independent School District GO	5.000%	2/15/41	2,880	3,282
[19]	La Porte TX Independent School District GO	5.000%	2/15/42	3,015	3,421
[19]	La Porte TX Independent School District GO	5.000%	2/15/43	3,155	3,557
[19]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,159
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	288
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	284
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	312
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	339
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	465
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	439
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	555
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	465
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	457
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	825	670
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	975	777
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	704
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	398
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,167
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,583
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,106
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,498
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,733
[19]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,831
[19]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,799
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,751
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,982
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	10,198
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	11,292
[19]	Lamar Consolidated Independent School District GO	4.000%	2/15/43	3,575	3,629
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,202
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	12,510
[19]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,025
[19]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,025
	Laredo College District GO, Prere.	5.000%	8/1/24	2,000	2,018
	Laredo College District GO, Prere.	5.000%	8/1/24	1,500	1,514
[19]	Laredo Independent School District GO	4.000%	8/1/29	2,000	2,009
[19]	Laredo Independent School District GO	4.000%	8/1/42	1,000	1,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo TX GO	5.000%	2/15/37	1,000	1,154
	Laredo TX GO	5.000%	2/15/38	1,715	1,951
	Laredo TX GO	4.000%	2/15/39	3,085	3,178
	Laredo TX GO	4.000%	2/15/40	3,670	3,748
	Laredo TX GO	4.125%	2/15/41	2,340	2,398
	Laredo TX GO	4.125%	2/15/42	4,045	4,122
	Laredo TX GO	4.250%	2/15/43	3,270	3,352
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	310
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	242
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	565
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	633
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	497
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,147
[19]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,354
[19]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,529
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,612
[19]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,572
[19]	Leander Independent School District GO	4.000%	2/15/39	4,090	4,214
[19]	Leander Independent School District GO	4.000%	2/15/40	4,255	4,339
[19]	Leander Independent School District GO	4.000%	2/15/41	10,410	10,554
[19]	Leander Independent School District GO	5.000%	2/15/42	8,830	9,934
[19]	Leander Independent School District GO	4.250%	2/15/43	4,000	4,110
[19]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,695
[5,19]	Lewisville Independent School District GO	5.000%	8/15/27	4,230	4,559
[5,19]	Lewisville Independent School District GO	5.000%	8/15/42	10,000	11,345
[5,19]	Lewisville Independent School District GO	5.000%	8/15/43	22,060	24,846
[5,19]	Lewisville Independent School District GO	5.000%	8/15/44	1,815	2,041
	Lewisville TX GO	5.000%	2/15/28	3,290	3,583
	Lewisville TX GO	5.000%	2/15/29	3,465	3,848
	Lewisville TX GO	4.000%	2/15/38	2,250	2,344
	Lewisville TX GO	4.000%	2/15/42	2,550	2,594
[19]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,161
[19]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,651
[19]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	614
[19]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,379
[19]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,319
[19]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,438
[19]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,248
[19]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,720
[19]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,332
[19]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,161
[19]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,803
[19]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,793
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	625
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	193
	Lone Star College System GO	5.000%	2/15/29	2,505	2,791
[19]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	989
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	11,136
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,898
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	15,070	16,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,275	2,330
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	5,300	5,318
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	4,500	4,515
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	2,750	2,991
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,470	4,485
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,500	2,774
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,666
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,436
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,947
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,551
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,447
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,498
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,326
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,404
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,185
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,701
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,687
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,325
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,965
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,402
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	2,500	2,803
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,174
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,695
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,651
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,145
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,191
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,580
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,125
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,498
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,867
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	19,100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,262
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	14,774
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,126
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,243
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	8,040
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/31	655	753
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/32	1,700	1,954
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/33	1,050	1,204
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/34	3,015	3,447
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/35	2,600	2,962
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/36	5,250	5,937
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/28	1,000	1,088
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/29	1,465	1,625
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,286
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,403
[5]	Lubbock County TX GO	4.000%	2/15/42	2,040	2,053
[5]	Lubbock County TX GO	4.000%	2/15/43	2,335	2,343
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,896
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,565
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,713
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	7,141
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,478
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/39	1,000	1,013
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	4,062
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	8,907
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,236
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/41	4,500	4,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,430
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,199
	Lubbock TX GO	4.000%	2/15/31	1,525	1,548
	Lubbock TX GO	4.000%	2/15/32	1,425	1,445
	Lubbock TX GO	4.000%	2/15/33	1,000	1,013
	Lubbock TX GO	4.000%	2/15/41	1,195	1,217
[19]	Lubbock-Cooper Independent School District GO	4.000%	2/15/47	1,475	1,462
	Mainland College GO	4.000%	8/15/30	650	694
	Mainland College GO	4.000%	8/15/31	795	843
	Mainland College GO	4.000%	8/15/32	560	590
	Mainland College GO	4.000%	8/15/33	510	537
	Mainland College GO	4.000%	8/15/34	635	667
	Mainland College GO	4.000%	8/15/35	500	522
	Mainland College GO	4.000%	8/15/36	1,000	1,036
	Mainland College GO	4.000%	8/15/37	750	768
	Mainland College GO	4.000%	8/15/38	750	758
	Mainland College GO	4.000%	8/15/39	1,680	1,698
	Mainland College GO	4.000%	8/15/40	895	903
[19]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,165
[19]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,131
[19]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,129
[19]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,127
	Mansfield TX GO	5.000%	2/15/39	1,000	1,128
	Mansfield TX GO	5.000%	2/15/42	4,210	4,717
	Mansfield TX GO	5.000%	2/15/43	4,425	4,934
	Mansfield TX GO	5.000%	2/15/44	4,650	5,169
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/42	1,100	1,232
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/43	1,120	1,252
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/44	1,010	1,126
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	9,122
[19]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,146
[19]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,473
[19]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,442
	McKinney TX GO	5.000%	8/15/33	275	323
	McKinney TX GO	3.500%	8/15/34	775	793
	McKinney TX GO	3.625%	8/15/35	780	797
	McKinney TX GO	3.750%	8/15/37	1,065	1,069
	McKinney TX GO	3.875%	8/15/39	1,830	1,829
	McKinney TX GO	3.875%	8/15/40	1,900	1,886
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	406
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	813
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	580
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	659
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,148
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	853
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,118
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	806
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,102
[19]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	9,450
[19]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	12,862
[19]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,587
[19]	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,126
[10]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	338	3
[19]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,238
	Midland TX GO	4.000%	3/1/42	1,050	1,066
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	131
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	249
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,808
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	535
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	697
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	723
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,546
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,126
	Montgomery County TX GO	4.000%	3/1/29	11,625	12,144
	Montgomery County TX GO	4.000%	3/1/30	13,500	14,103
	Montgomery County TX GO	5.000%	3/1/31	16,450	17,105
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,563
[19]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	6,150
[19]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,922
[19]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,669
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,640
[19]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,066
[19]	New Caney Independent School District GO	5.000%	2/15/28	525	572
[19]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,446
[19]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,802
[19]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,487
[19]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,982
[19]	New Caney Independent School District GO	5.000%	2/15/41	3,850	4,360
[19]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,676
[19]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,853
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,572
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,796
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,683
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,148
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,373
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,049
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,796
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,845	2,864
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/32	840	720
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/37	1,155	898
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/42	1,825	1,300
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	5,450	5,368
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,418
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,634
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,307
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,250	1,281
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,630
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	11,344
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	14,429
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,310
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,020
[4]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	3.430%	2/1/24	70,760	70,760
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,352
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,444
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,518
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,679
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,506
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,201
[19]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,295
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,162
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,457
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	537
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	401
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	701
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	540
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	221
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	3,153	3,056
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,367
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	8,715
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,705
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	1,075	1,014
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,222
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	12,185
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,031
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,758
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,800
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	18,290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,309
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,748
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,995
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,416
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,213
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,614
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,861
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	48,767
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,545
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,749
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,112
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,640
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,104
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	45,147
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,383
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,320
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	987
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,089
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,096
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	33,502
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,525
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,429
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,624
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,072
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,588
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,060
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,306
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,302
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,501
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,163
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,395
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,994
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,415
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,184
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	10,155
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,049
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,608
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,391
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,701
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,141
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,559
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	12,085
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,037
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,687
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	15,622
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,575
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,145
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,683
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,810	7,161
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,708
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,323
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,483
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	15,195	12,136
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	15,860	12,206
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,634
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	43,080	30,740
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	8,559
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	6,530
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,536
[19]	Northside Independent School District GO	5.000%	6/15/27	2,235	2,345
[19]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,148
[19]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,137
[19]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,679
[19]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,425
[19]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,677
[19]	Northside Independent School District GO PUT	3.000%	8/1/26	43,660	43,268
[19]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,962
[19]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,208
[19]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,480
[19]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,256
[19]	Northwest Independent School District GO	5.000%	2/15/39	1,035	1,181
[19]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,587
[19]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,305
[19]	Northwest Independent School District GO	5.000%	2/15/40	4,500	5,047
[19]	Northwest Independent School District GO	5.000%	2/15/41	4,800	5,359
[19]	Northwest Independent School District GO	4.000%	2/15/42	7,000	7,134
[19]	Northwest Independent School District GO	5.000%	2/15/42	1,735	1,951
[19]	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,889
[19]	Northwest Independent School District GO	5.000%	2/15/43	2,705	3,027
[19]	Northwest Independent School District GO	5.000%	2/15/44	4,090	4,563
	Nueces County TX GO	4.000%	2/15/34	480	510
	Nueces County TX GO	4.000%	2/15/36	640	670
	Nueces County TX GO	4.000%	2/15/39	1,250	1,270
	Odessa Junior College District GO	5.000%	8/15/26	770	811
	Odessa Junior College District GO	5.000%	8/15/28	660	712
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,234
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,024
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,934
	Odessa TX GO	3.000%	3/1/33	5,355	5,243
	Odessa TX GO	3.000%	3/1/34	2,685	2,584
	Odessa TX GO	3.000%	3/1/35	2,425	2,293
[19]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,691
[19]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,219
[19]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,703
[19]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,203
[19]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,325
[19]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,446
[19]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,030
[19]	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,732
[19]	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,793
[19]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,126
[19]	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,918
	Pasadena TX GO	4.000%	2/15/30	1,765	1,777
[19]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,191
[19]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,142
[19]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,042
[19]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,657
	Pearland TX GO	5.000%	3/1/30	9,575	9,932
[1]	Pearland TX GO	5.000%	9/1/31	510	585
[1]	Pearland TX GO	5.000%	9/1/32	735	854
[1]	Pearland TX GO	5.000%	9/1/34	540	634
[1]	Pearland TX GO	5.000%	9/1/35	565	659
[1]	Pearland TX GO	5.000%	9/1/36	605	698
[1]	Pearland TX GO	5.250%	9/1/37	460	535
[1]	Pearland TX GO	5.250%	9/1/38	475	548
[1]	Pearland TX GO	5.250%	9/1/39	1,020	1,170
[1]	Pearland TX GO	5.250%	9/1/40	1,070	1,216
[1]	Pearland TX GO	5.250%	9/1/41	1,000	1,131
[1]	Pearland TX GO	5.250%	9/1/42	1,000	1,126
[1]	Pearland TX GO	5.250%	9/1/43	700	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,358
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,341
[19]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,381
[19]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,784
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,369
[19]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	740	797
[19]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	960	1,005
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,070
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,386
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,209
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,445
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,229
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	23,370
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	3,327
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	32,124
[19]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,595
[19]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,546
[19]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,156
[19]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,094
	Pflugerville Independent School District GO	4.000%	2/15/42	6,905	7,088
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,857
	Pflugerville TX GO	4.000%	8/1/39	1,930	2,004
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,450
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,842
	Pflugerville TX GO	4.000%	8/1/41	890	908
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	239
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	264
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	721
[19]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,261
	Plano Independent School District GO	5.000%	2/15/43	10,190	11,337
	Plano TX GO	5.000%	9/1/27	4,205	4,545
	Plano TX GO	5.000%	9/1/27	1,245	1,346
	Plano TX GO	5.000%	9/1/28	4,415	4,868
[19]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,097
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,080
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,100
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,963
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,613
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,687
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,618
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	4,251
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	8,361
[19]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/39	2,305	1,733
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,727
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,399
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,627
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,295
[19]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,438
[19]	Prosper Independent School District GO	3.000%	2/15/38	4,605	4,217
[19]	Prosper Independent School District GO	3.000%	2/15/41	4,635	4,015
[19]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,027
[19]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,694
[19]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,816
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,009
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,003
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	918
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	822
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,449
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	962
[19]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,424
[19]	Richardson Independent School District GO	3.000%	2/15/39	1,000	888
[19]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,883
[19]	Richardson Independent School District GO	3.000%	2/15/41	1,000	854
[19]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,927
[19]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,673
[19]	Rockwall Independent School District GO	5.000%	2/15/38	1,450	1,668
	Round Rock Independent School District GO	3.000%	8/1/34	2,010	1,883
[3]	Royse City TX GO	4.125%	8/15/42	1,000	1,030
[19]	Royse City TX Independent School District GO	5.000%	2/15/40	5,415	6,166
[19]	Royse City TX Independent School District GO	5.000%	2/15/41	2,500	2,831
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,744
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,231
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,714
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,038

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,277
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,376
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	650
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,492
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,624
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,696
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,803
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/33	20,000	23,296
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	17,500	20,276
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	21,625	24,909
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/36	35,700	40,721
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/37	36,485	41,209
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,785
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,645
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	8,034
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,964
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,633
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,989
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,201
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	11,690
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,710
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	12,185
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,481
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	30,926
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,200
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,000
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,283
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,678
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,501
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,750
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,709
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	33,671
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,210
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	20,589
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	2,017
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,223
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,565
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,111
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,283
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	17,500
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,957
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,863
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,241
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,362
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,694
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,204
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	5,081
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,715
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	10,123
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,000	7,504
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,850
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,180
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	10,291
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,425
San Antonio TX GO	5.000%	2/1/25	10,000	10,201
San Antonio TX GO	5.000%	2/1/27	4,915	5,012
San Antonio TX GO	4.000%	8/1/35	9,170	9,557
San Antonio TX GO	4.000%	8/1/35	2,355	2,518
San Antonio TX GO	3.000%	8/1/38	2,625	2,407
San Antonio TX GO	3.000%	8/1/39	2,705	2,437
San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,000
San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,750
San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	3.430%	2/1/24	13,000	13,000
[19]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,689
[19]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,546
[19]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,774
[19]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,050
[19]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,078
[19]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,071
[19]	San Antonio TX Independent School District GO	3.000%	8/15/38	1,170	1,069
[19]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,878
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,193
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,457
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,566
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,371
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,835
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,895
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,731
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,477
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,619
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	4,152
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,893
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,231
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,517
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,859
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,485
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,865
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	10,239
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,572
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,074
	San Jacinto Community College District GO	4.000%	2/15/35	750	801
	San Jacinto Community College District GO	4.000%	2/15/36	700	742
[19]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	6,167
[19]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	8,688
	San Marcos TX GO	4.000%	8/15/36	1,280	1,355
[19]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,517
[19]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,673
[19]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,657
[19]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,878
[19]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,549
[19]	Sherman Independent School District GO	5.000%	2/15/39	1,000	1,069
	Sherman TX GO	5.000%	8/15/48	3,395	3,715
[19]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,561
[19]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,909
[19]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,882
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	466
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	591
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	797
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	3,116
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	976
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,382
	Smith County TX GO	4.000%	8/15/37	5,460	5,663
	Smith County TX GO	5.000%	8/15/43	7,000	7,733
[19]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,309
[19]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,257
[19]	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,062
[19]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,865
[19]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,700
[19]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,322
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,488
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	836
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,648
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	738
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,864
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	803
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,736
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,253
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,755
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,614
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	2,151
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,154
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	599
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	217
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	550
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	453
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	472
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	236
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	234
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	363
[19]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,162
[19]	Southwest Independent School District GO	5.000%	2/1/36	600	691
[19]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,782
[19]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,184
[19]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,661
[19]	Southwest Independent School District GO	5.000%	2/1/38	875	993
[19]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,692
[19]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,244
[19]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,513
[19]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,702
[19]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,692
[19]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,942
[19]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,595
[19]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	4,022
[19]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	6,163
[19]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,808
[19]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,090
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,430
[19]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,447
[19]	Spring Independent School District GO	5.000%	8/15/33	8,565	9,008
[19]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,456
[19]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,299
[19]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,242
[19]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,220
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,748
	Spring Independent School District GO	4.000%	8/15/40	5,920	6,019
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	639
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,388
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,062
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,541
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,025
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,345
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,579
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,458
	Tarrant County College District GO	4.000%	8/15/41	2,000	2,040
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,632
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,186
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,368
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,561
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,185
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,632
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	2,920
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	555	624
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	2,102
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,186
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,992
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,384
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	2,515	2,445
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,172
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	12,062
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	17,649
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.420%	2/1/24	9,550	9,550
	Tarrant County Hospital District GO	5.000%	8/15/25	425	438
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,053
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,163
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,153
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,710
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	2,058
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	9,096
	Tarrant County TX GO	5.000%	7/15/32	500	580
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,447
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,086
	Tarrant County TX GO	4.000%	7/15/42	6,110	6,175
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	10,815	10,932
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,360	11,483
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,925	12,054
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,385
[19]	Taylor Independent School District TX GO	4.000%	2/15/40	1,550	1,584
	Taylor TX GO	4.000%	8/15/44	1,775	1,781
	Temple TX GO	4.000%	8/1/40	1,865	1,884
	Temple TX GO	4.000%	8/1/41	4,435	4,458
	Temple TX GO	4.000%	8/1/41	1,905	1,915
	Temple TX GO	4.000%	8/1/42	1,575	1,578
	Temple TX GO	4.000%	8/1/43	5,425	5,404
[19]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,525
[19]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,665
[19]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	3,020
[19]	Texas City TX Independent School District GO	5.000%	8/15/28	1,860	2,042
[19]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,469
[19]	Texas City TX Independent School District GO	4.000%	8/15/40	1,250	1,284
[19]	Texas City TX Independent School District GO	4.000%	8/15/41	1,610	1,649

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,524
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,140
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	4,005	3,921
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,835	9,371
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	6,900	7,386
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,595	23,155
Texas GO	5.000%	4/1/25	3,855	3,949
Texas GO	5.000%	10/1/27	2,000	2,066
Texas GO	5.000%	4/1/28	1,000	1,044
Texas GO	5.000%	10/1/30	28,615	30,755
Texas GO	5.000%	10/1/31	7,955	8,539
Texas GO	5.000%	4/1/32	15,000	15,611
Texas GO	5.000%	10/1/32	12,225	13,107
Texas GO	5.000%	4/1/33	5,000	5,203
Texas GO	4.000%	10/1/33	3,500	3,639
Texas GO	5.000%	10/1/33	7,560	8,094
Texas GO	5.000%	4/1/34	4,010	4,172
Texas GO	5.000%	10/1/34	11,795	12,603
Texas GO	5.000%	8/1/35	1,000	1,152
Texas GO	5.000%	4/1/36	13,000	13,494
Texas GO	5.000%	4/1/36	19,300	20,033
Texas GO	5.000%	8/1/36	1,585	1,810
Texas GO	5.000%	10/1/36	22,720	23,283
Texas GO	5.000%	10/1/36	20,000	21,243
Texas GO	5.000%	4/1/37	8,000	8,285
Texas GO	5.000%	8/1/37	1,000	1,134
Texas GO	5.000%	4/1/38	4,300	4,445
Texas GO	5.000%	4/1/39	10,450	10,787
Texas GO	5.000%	8/1/41	1,000	1,137
Texas GO	5.000%	8/1/42	1,025	1,161
Texas GO	5.000%	8/1/43	1,105	1,247
Texas GO VRDO	3.800%	2/7/24	4,100	4,100
Texas GO VRDO	3.850%	2/7/24	2,100	2,100
Texas GO VRDO	3.850%	2/7/24	1,415	1,415
Texas GO, Prere.	5.000%	4/1/24	10,000	10,030
Texas GO, Prere.	4.000%	10/1/24	3,500	3,520
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	13,950	14,526
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,018
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,356
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,141
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	26,356
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	43,094
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,215	16,104
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	3,000	3,193
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	35,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	155,190	166,834
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	71,410	79,882
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,475
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,190
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	926
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,104
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,159
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,050	11,276
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,376
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,081
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,750	4,848
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,634
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,213
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	9,307
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,200
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,216
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,682
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	3,000	3,225
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,298
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,085
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	9,870	9,978
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,476
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,377
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,144
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,923
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	5,043
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,311
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,066
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	3,555	3,569
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	11,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,832
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	14,160	14,161
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,890
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,053
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	844
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	662
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	660
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	547
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,502
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	3,050
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,610
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,653
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,515
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,069
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,810
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,584
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	8,220
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,574
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	5,067
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	30,578
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	196
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,705
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,148
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,558
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,382
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,649
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,768
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,182
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	13,648
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,585
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,426
Texas Water Development Board Water Revenue	5.000%	8/1/28	6,965	7,685
Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,287
Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,339
Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,194
Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,692
Texas Water Development Board Water Revenue	3.000%	10/15/34	4,580	4,441
Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,119
Texas Water Development Board Water Revenue	4.000%	10/15/34	16,495	17,217
Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,282
Texas Water Development Board Water Revenue	3.000%	10/15/35	6,995	6,676
Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,232
Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	36,939
Texas Water Development Board Water Revenue	4.000%	8/1/36	5,785	6,130
Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,909
Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,495
Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,578
Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,057
Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,392
Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,302
Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,725
Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,470
Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,436
Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	22,821
Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	2,154
Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	20,529
Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,799
Texas Water Development Board Water Revenue	4.700%	10/15/41	20,400	22,303
Texas Water Development Board Water Revenue	4.750%	10/15/42	10,870	11,792
Texas Water Development Board Water Revenue	4.000%	10/15/43	1,715	1,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,318
[19]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,020
[19]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,635
[19]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,085
[19]	Tomball Independent School District GO	3.875%	2/15/43	4,190	4,096
	Travis County TX GO	5.000%	3/1/27	2,510	2,614
	Travis County TX GO	5.000%	3/1/28	6,180	6,432
	Travis County TX GO	5.000%	3/1/37	8,930	9,797
	Travis County TX GO	5.000%	3/1/39	6,000	6,521
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,283
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,505
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,884
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,941
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,317
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,352
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,788
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,895
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	2,003
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,125
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	818
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	723
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	877
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	868
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	754
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/40	2,035	2,260
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/41	2,135	2,362
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,604
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,389
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	9,153
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,917
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	11,342
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,108
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,276
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	10,119
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,295
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,316
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,473
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,942
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,062
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,481
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,193
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,756
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,763
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,148
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,924
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,234
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,060
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	3,760	3,882
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	2,950	3,046
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	5,490	5,794
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	6,500	6,860
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	6,140	6,480
	University of Texas System Regents College & University Revenue	5.000%	8/15/29	2,535	2,731
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	10,000	12,173
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	2,034
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,665
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,694
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,209
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,263
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,158
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,003
[19]	Waco Independent School District GO	4.000%	8/15/43	1,000	1,008
	Waco TX GO	4.000%	2/1/42	8,595	8,699
	Waco TX GO	4.000%	2/1/43	8,935	9,007
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,087
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,907
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,820
[19]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,610
[19]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,325
[19]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	4,017
[19]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	6,581
[19]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	4,278
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,505
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,206
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,584
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,681
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,198
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,620
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,305
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,527
[19]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	14,367
[19]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,805
	Williamson County TX GO	5.000%	2/15/27	21,055	22,493
	Williamson County TX GO	5.000%	2/15/28	10,130	11,043
	Williamson County TX GO	5.000%	2/15/30	24,460	27,837
[19]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,453
[19]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,896
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/38	1,000	1,148
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/39	1,430	1,631
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/40	5,750	6,511
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	3,000	3,378
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/42	3,315	3,715
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	1,000	1,115
[5,19]	Wylie Taylor County Independent School District GO	5.000%	2/15/44	2,145	2,385
[19]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,837
[19]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,176
[19]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,442
					8,266,199
Utah (0.5%)
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,777
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	1,940
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/37	2,715	2,549
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,638
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,123

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,085
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,656
Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,249
Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	2,015
Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	4,000	4,280
Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	3,645	3,883
Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,656
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,279
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,874
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,902
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,292
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,825
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,971
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,328
Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	8,127
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,521
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,325
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,657
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,895
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	8,445	9,596
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	15,151
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	16,915	19,120
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	16,753
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	14,064
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,930
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	6,511
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,512
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	3,250	3,601
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,044
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,395
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,471
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/43	820	904
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/44	1,000	1,099
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/45	1,815	1,989
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/46	1,910	2,086
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	1,000
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,264
	Nebo School District GO	5.000%	7/1/27	11,075	11,949
	Nebo School District GO	5.000%	7/1/28	16,025	17,648
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/43	1,000	1,097
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	4,200	4,563
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,787
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,590
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	1,028
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,170
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,150
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,063
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,149
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,318
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,219
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,930
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,835
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,376
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,698
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,283
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,170
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,129
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,832
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,388
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,201
	University of Utah College & University Revenue	5.000%	8/1/27	850	922
	University of Utah College & University Revenue	5.000%	8/1/27	360	391
	University of Utah College & University Revenue	5.000%	8/1/28	565	627
	University of Utah College & University Revenue	5.000%	8/1/29	555	631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue	5.000%	8/1/29	3,000	3,164
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,044
	University of Utah College & University Revenue	5.000%	8/1/37	500	587
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,463
	University of Utah College & University Revenue	5.000%	8/1/38	550	641
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,699
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	3,895	4,038
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	741
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,152
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,498
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,345
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,157
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,508
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,273
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,257
[14]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,750
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	348
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	477
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	496
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	332
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,891
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,932
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,957
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,169
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,167
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,167
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,142
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,265
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,459
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,552
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,669
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,951
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,082
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,445
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,732
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,292
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,866
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,641
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	10,617
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	10,802
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,303
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	642
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	265
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	285
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	326
					371,419
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,279
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,746
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,960
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,816
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,185
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,296
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,411
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,535
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,664
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,784
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/43	2,000	2,233
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	8,181
	Vermont GO	4.000%	8/15/41	3,135	3,215
	Vermont GO	4.000%	8/15/42	2,135	2,181
[4,9]	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	6,635	6,635
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,448
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,885
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,605
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,501
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,089
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,173
					59,472
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	876
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,220
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,598
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,871
					13,565
Virginia (1.5%)
	Alexandria VA GO	4.000%	12/15/40	6,180	6,399
	Alexandria VA GO	4.000%	12/15/41	5,270	5,425
	Alexandria VA GO	4.000%	12/15/42	4,425	4,533
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	675
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	781
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	780
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	831
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,330
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,194
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,090
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,861
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,997
	Arlington County VA GO	5.000%	8/1/25	7,565	7,806
	Arlington County VA GO	4.000%	8/1/39	8,000	8,310
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,600	1,608
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,695	1,680
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,878
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,858
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,077
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,276
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,265
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,167
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	9,605	9,611
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	3,210	3,371
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,544
[5]	Fairfax County VA GO	5.000%	10/1/27	16,100	17,504
[5]	Fairfax County VA GO	5.000%	10/1/28	8,050	8,960
[5]	Fairfax County VA GO	5.000%	10/1/29	14,280	16,264
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,887
	Fairfax County VA GO	5.000%	10/1/31	8,075	8,872
	Fairfax County VA GO	4.000%	10/1/39	3,105	3,244
	Fairfax County VA GO	4.000%	10/1/40	10,000	10,373
	Fairfax County VA GO	4.000%	10/1/41	5,000	5,164
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/27	22,695	24,425
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	5,279
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,945
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	539
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	591
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,352
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,670
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,446
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	484
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,177
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,129
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	750	843
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	700	775
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,236
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	710	715
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	640	645
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/28	640	645

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	213
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,674
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	952
Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	675	632
Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	996
Loudoun County VA GO	3.000%	12/1/34	3,665	3,522
Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,864
Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,477
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,875
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/29	2,030	2,128
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	2,753
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,576
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	814
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,364
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,189
Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,511
Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,722
Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,755
Newport News VA GO	5.000%	8/1/29	2,970	3,227
Newport News VA GO	3.000%	2/1/38	2,000	1,817
Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,023
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,023
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,034
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,023
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,034
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,034
Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,091
Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,638
Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,329
Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,422
Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	6,053
Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,358
Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,745
Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,366
Norfolk VA Water Revenue	5.000%	11/1/25	15,935	16,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,262
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,086
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,040
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,137
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,237
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,339
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,581
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	723
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	10,103
	Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	4,000	4,162
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,659
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,875
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,779
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,999
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,022
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,767
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,557
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,605
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,031
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,572
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,565
	University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,195
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,199
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	772
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	1,740	1,792
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	13,300	13,690
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,020
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/33	2,575	2,797
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,171
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	729
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/43	4,750	5,126
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,861
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	3,378
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,737
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	20,089
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	31,452
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,214
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	6,088
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	18,329
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,291
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,718
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	7,067
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,000	10,468
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	10,000	10,400
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34	7,000	6,722
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	24,410	25,229
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	7,115	6,763
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	8,690	8,274
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	2,020	2,364
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	2,000	2,321
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,602
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,180	5,936
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	5,000	5,556
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,643

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,878
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,414
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/37	15,355	16,111
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	25,665	23,223
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	21,370	18,983
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	12,000	10,515
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Programs)	3.000%	2/1/41	6,455	5,569
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,491
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,797
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,695
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,676
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,985
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	9,145
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,330
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,391
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,510
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,328
Virginia Commonwealth Transportation Board Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	5/15/33	5,780	5,990
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,244
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,363
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,911
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	9,662
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	3,794
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	15,759
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	10,763
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	11,127
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	13,157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,052
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,944
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,065
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,839
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,038
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,527
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	2,008
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,057
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	4,181
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,704
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,736
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,157
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,263
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,761
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	22,311
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	5,770	5,955
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,365
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/26	11,935	11,937
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,956
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/31	4,200	4,201
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,377
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	10/1/33	5,455	5,366
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	839
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,608
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	1,128
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,496
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,648
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,958
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,280
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,165
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	22,116
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,098
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,223
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,578
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,091
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,434
York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,405	2,417
				1,064,142
Washington (2.9%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,143
Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,182
Bellevue WA GO	4.000%	12/1/35	1,580	1,700
Bellevue WA GO	4.000%	12/1/37	1,100	1,157
Bellevue WA GO	4.000%	12/1/38	1,015	1,059
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	724
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	807
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	830
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	909
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	646
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	698
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	721
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	774
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,141
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,398
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,291
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,726
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,704
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,894
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,717
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,056
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	4.340%	2/1/24	8,000	8,000
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,375
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,457
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	13,947
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,214
[8]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	4,450	3,792
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,640
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,468
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,805
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,603
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	40,628
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,343
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,038
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,180
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,532
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,935
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,757
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	8,705	10,377
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	4,620	5,465
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	7,525
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	41,032
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	6,840	7,924
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,670
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,355	1,496
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	11,093
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	10,090	11,837
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	11,626
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	2,000	2,219
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	22,442
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	18,547
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,488
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,639
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,336
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,227
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	2,033
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,221
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	2,003
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,976
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	823
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,188

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	836
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,072
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,015
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,217
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,597
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,647
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	181
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	260
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	181
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,191
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	10,000	8,240
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	10,332
King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	7,322
King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	948
King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,646
King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,321
King County School District No. 401 Highline GO	4.125%	12/1/43	9,510	9,699
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,587
King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	8,166
King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,994
King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	26,149
King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	949
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,671
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,177
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,367
King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	2,926
King County WA GO	5.000%	7/1/31	3,100	3,614
King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,592
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,047
King County WA Sewer Revenue	4.000%	1/1/44	10,810	10,910
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,599
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,582
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,592
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,376
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	992
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,498
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,164
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,681
Pierce County WA GO	2.550%	7/1/35	3,980	3,643
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,819
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,072
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,065
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,010
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,797
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,041
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,036
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,798
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	7,011
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,414
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,575
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,957
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,101
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,121
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/43	1,510	1,529
Seattle WA GO	5.000%	11/1/27	5,000	5,435
Seattle WA GO	4.000%	12/1/39	5,510	5,673
Seattle WA GO	4.000%	12/1/40	5,725	5,865
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,012
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,488
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,259
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,161
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,357
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,445
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,897
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	1,000	1,011
Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,546
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,293
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,745
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,081
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,721
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,975
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	550	654
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	1,000	1,189
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,250	1,475
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	900	1,051
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	1,000	1,168
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/40	700	800
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/41	750	850
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/42	1,000	1,124
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/43	1,000	1,120
[5]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/44	1,000	1,115
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,825
	Tacoma WA Water Revenue	5.000%	12/1/41	5,500	6,311
	Thurston County WA GO	5.000%	12/1/41	2,475	2,757
	Thurston County WA GO	5.000%	12/1/42	2,595	2,874
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,010
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,966
	Washington COP	5.000%	7/1/36	5,135	5,428
	Washington COP	5.000%	7/1/37	5,385	5,671
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,429
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,554
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,189
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,475
	Washington GO	5.000%	7/1/25	23,685	24,377
	Washington GO	4.000%	7/1/26	10,000	10,295
	Washington GO	4.000%	7/1/26	25,000	25,736
	Washington GO	5.000%	7/1/26	1,100	1,121
	Washington GO	5.000%	8/1/26	12,370	13,062
	Washington GO	5.000%	2/1/27	10,760	11,501
	Washington GO	5.000%	7/1/27	8,655	8,816
	Washington GO	5.000%	7/1/27	14,900	15,177
	Washington GO	5.000%	7/1/27	5,010	5,103
	Washington GO	5.000%	7/1/27	7,000	7,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/27	7,495	7,717
	Washington GO	5.000%	8/1/27	49,000	52,968
	Washington GO	5.000%	6/1/28	3,400	3,745
	Washington GO	4.000%	7/1/28	40,000	42,306
	Washington GO	4.000%	7/1/28	8,000	8,461
	Washington GO	5.000%	7/1/28	19,745	20,106
	Washington GO	5.000%	7/1/28	16,000	17,656
	Washington GO	5.000%	8/1/28	7,050	7,255
	Washington GO	5.000%	8/1/28	20,210	20,799
	Washington GO	5.000%	8/1/28	5,055	5,589
	Washington GO	5.000%	6/1/29	5,120	5,762
	Washington GO	5.000%	2/1/30	13,740	14,006
	Washington GO	5.000%	7/1/30	8,015	8,158
	Washington GO	5.000%	7/1/30	6,975	7,249
	Washington GO	5.000%	8/1/30	11,495	12,344
	Washington GO	5.000%	7/1/31	5,250	5,344
	Washington GO	5.000%	7/1/31	12,950	13,181
	Washington GO	5.000%	8/1/31	14,890	15,964
	Washington GO	5.000%	8/1/31	22,640	24,273
	Washington GO	5.000%	8/1/31	10,000	10,501
	Washington GO	5.000%	8/1/32	26,855	28,792
	Washington GO	5.000%	8/1/33	5,020	5,269
	Washington GO	5.000%	8/1/34	5,015	5,255
	Washington GO	5.000%	8/1/34	10,000	10,266
	Washington GO	5.000%	6/1/35	1,500	1,702
	Washington GO	5.000%	8/1/35	2,530	2,647
	Washington GO	5.000%	8/1/35	6,170	6,737
	Washington GO	5.000%	2/1/36	11,505	12,174
	Washington GO	5.000%	2/1/36	1,500	1,688
	Washington GO	5.000%	8/1/36	10,000	10,867
	Washington GO	5.000%	8/1/36	2,490	2,815
	Washington GO	5.000%	8/1/37	10,005	10,820
	Washington GO	5.000%	2/1/38	12,245	12,421
	Washington GO	5.000%	2/1/38	10,000	10,707
	Washington GO	5.000%	8/1/38	18,960	20,419
	Washington GO	5.000%	8/1/38	2,000	2,076
	Washington GO	5.000%	2/1/39	12,860	13,035
	Washington GO	5.000%	2/1/39	5,400	6,143
	Washington GO	5.000%	2/1/39	9,000	9,956
	Washington GO	5.000%	8/1/39	6,110	6,336
	Washington GO	5.000%	8/1/39	4,900	5,081
	Washington GO	5.000%	2/1/40	4,345	4,914
	Washington GO	5.000%	2/1/40	4,085	4,345
	Washington GO	4.000%	6/1/40	5,315	5,444
[5]	Washington GO	5.000%	6/1/40	11,590	13,481
	Washington GO	5.000%	2/1/41	7,335	8,258
	Washington GO	5.000%	2/1/41	13,860	15,793
	Washington GO	5.000%	2/1/41	10,000	11,118
	Washington GO	5.000%	6/1/41	3,130	3,419
[5]	Washington GO	5.000%	6/1/41	12,165	14,072
	Washington GO	5.000%	8/1/41	1,560	1,746
	Washington GO	5.000%	8/1/41	5,000	5,340
	Washington GO	5.000%	2/1/42	19,070	21,390
	Washington GO	5.000%	2/1/42	6,985	7,740
	Washington GO	5.000%	8/1/42	2,500	2,622
[5]	Washington GO	5.000%	6/1/43	13,110	14,954
	Washington GO	5.000%	8/1/43	3,480	3,808
	Washington GO	5.000%	8/1/44	2,345	2,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Washington GO	5.000%	2/1/45	11,875	13,404
[5]	Washington GO	5.000%	6/1/45	10,785	12,212
[5]	Washington GO	5.000%	2/1/46	21,715	24,425
[5]	Washington GO	5.000%	6/1/46	3,525	3,977
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,160
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,105
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,723
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,154
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,765
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,364
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,626
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	474
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,199
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,703
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,779
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,268
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	625
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,239
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,787
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,707
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,788
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,600
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	450
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,244
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,918
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,696
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,954
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	356
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,249
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,929
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,333
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,352

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,055
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	248
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,848
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,387
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,305
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,053
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,786
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,896
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,483
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	661
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,176
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	551
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,922
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	439
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	20,188
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	545
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,584
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	813
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,511
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,481
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,078
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,362
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,069
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,885
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,004
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	18,870	19,135
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,745	9,015
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	80,670	81,346
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,718
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	5,232
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,310
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,805
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,274
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,012
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	3,021
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,236
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,222
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	988
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,047
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,429
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,601
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,404
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,607
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,666
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,725
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,807
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,342
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	642
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,648
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	713

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	781
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,711
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	100,302	94,446
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,956	25,664
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,840	6,070
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	705
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	74,370	73,792
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	269
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	116
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,285
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	309
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,695	2,719
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	269
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	79
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	460	503
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,751
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	585
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	910	989
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	1,005
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,536
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,384
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,455
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,529
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	892
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	680
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	1,929
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,089
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,350
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,235
	Whitman County School District No. 267 Pullman GO	5.000%	12/1/28	550	610
					2,092,175
West Virginia (0.6%)
[3]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,889
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,295
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,123
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,438
[4]	Monongalia County WV Tax Allocation Revenue	5.750%	6/1/43	1,000	1,061
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,262
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,806
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,054
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,219
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,243
[3]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/39	4,080	4,499
[3]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/40	3,650	3,998
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,087
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,615
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,333
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,370
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,494

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,111
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,417
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,152
West Virginia GO	5.000%	12/1/33	10,060	11,013
West Virginia GO	5.000%	12/1/35	16,375	17,807
West Virginia GO	5.000%	6/1/36	14,890	16,153
West Virginia GO	5.000%	6/1/37	6,940	7,484
West Virginia GO	5.000%	12/1/37	16,020	17,608
West Virginia GO	5.000%	6/1/38	13,920	15,241
West Virginia GO	5.000%	12/1/38	16,835	18,401
West Virginia GO	5.000%	12/1/38	1,000	1,072
West Virginia GO	5.000%	6/1/39	17,255	18,814
West Virginia GO	5.000%	12/1/39	17,685	19,289
West Virginia GO	5.000%	12/1/39	2,500	2,676
West Virginia GO	5.000%	12/1/43	1,000	1,077
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,545
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,502
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,656
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,635
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,781
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,830
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,029
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,195
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,550
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,019
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,127
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,093
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,001
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,595
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,485
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,195
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,216
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,918
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,809
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,443
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,366
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,787
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,826
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,463
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,565
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,384
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,726
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,750
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	3,205	3,601
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,763
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.420%	2/1/24	12,370	12,370
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/26	2,590	2,729
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,935
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/28	2,855	3,144
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,201
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,196
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,181
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,193
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,611
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,836
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,730
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,111
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/44	1,445	1,567
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	22,012
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,764
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,708
					413,807
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,909
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,020
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,515
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,515
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,515
	Dane County WI GO	2.000%	4/1/29	320	295
	Dane County WI GO	2.000%	4/1/30	265	242
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,660
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,788
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,932
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,029
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,531
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,684
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,490
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	12,129
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,676
[3]	Milwaukee WI GO	5.000%	4/1/25	3,365	3,430
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,395
[3]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,213
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,425
[3]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,813
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,583
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,613
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,544
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,056
[3]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,843
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,403
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,272
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,502
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,558
[1]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,817
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,548
[1]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,812
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	692
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,004
[3]	Monroe School District WI GO	5.000%	3/1/27	165	175
[3]	Monroe School District WI GO	5.000%	3/1/28	250	270
[3]	Monroe School District WI GO	5.000%	3/1/29	810	893
[3]	Monroe School District WI GO	5.000%	3/1/36	800	898
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,573
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,474
	Platteville School District GO	4.000%	3/1/35	1,060	1,110
	Platteville School District GO	4.000%	3/1/37	1,040	1,072
	Platteville School District GO	4.000%	3/1/38	1,560	1,605
	Platteville School District GO	4.000%	3/1/40	880	894
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	19,868
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	258
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	478
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	1,009
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	878
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,450
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,038
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	477
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	333
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,031
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/32	720	682
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,172
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,521
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	90	95
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,225	14,173
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	20,737
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,168
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,386
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,953
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,061
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,070
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,364
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,070
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	268
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,550	8,403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	814
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,804
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,339
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	217
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	806

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,353
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	329
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	372
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	779
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,636
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	433
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	375
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	537
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,725	1,660
Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	10,043
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,070
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	660
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	407
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	810	867
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	1,964
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,490
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	1,200	1,283
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,439
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,281
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	675
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	775
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,315
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,874
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	367
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,061
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	6,066
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	382
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	415
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,153
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,605
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	536
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,233
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,962
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	350
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	619
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,234
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,808
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,091
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	757
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	442
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	28,290
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	5,064
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	600	579
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,932
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	18,902	18,735
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,160
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,152
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,142
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	1,067
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,376
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	1,062
[3]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,665
[3]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,209
[3]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,289
[3]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,115
[3]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,088
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,107
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,422
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,144
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,436
	Verona Area School District GO	5.000%	4/1/26	3,485	3,646
	Waunakee Community School District GO	3.250%	4/1/28	46,750	46,635
	West De Pere School District GO	5.000%	4/1/30	3,820	4,196
	West De Pere School District GO	4.000%	4/1/31	3,245	3,405
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	322
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	866
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	470
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,860
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	767
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,024
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,118
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,771
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	947
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,359
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,024
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	2,023
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	938
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,451
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,474
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,292
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,749
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,958
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	5,668
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,703
	Wisconsin Department of Transportation Miscellaneous Revenue	3.000%	7/1/41	1,675	1,440
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,475
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,730
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,110
	Wisconsin Environmental Improvement Fund Lease Revenue Prere.	5.000%	6/1/25	6,435	6,600
	Wisconsin GO	5.000%	5/1/27	8,425	9,072
	Wisconsin GO	5.000%	11/1/28	30,170	32,212
	Wisconsin GO	5.000%	11/1/30	2,225	2,376
	Wisconsin GO	4.000%	5/1/33	11,520	11,934
	Wisconsin GO	5.000%	5/1/34	7,000	7,681
	Wisconsin GO	4.000%	11/1/34	3,500	3,623
	Wisconsin GO	5.000%	5/1/35	6,435	7,426
	Wisconsin GO	5.000%	5/1/35	17,000	20,357
	Wisconsin GO	5.000%	5/1/36	14,385	15,278
	Wisconsin GO	5.000%	5/1/36	22,000	26,062
	Wisconsin GO	5.000%	5/1/36	2,670	2,960

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin GO	5.000%	5/1/37	12,500	13,208
Wisconsin GO	5.000%	5/1/37	12,700	15,066
Wisconsin GO	5.000%	5/1/38	11,000	11,585
Wisconsin GO	5.000%	5/1/38	10,500	12,253
Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,155
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,041
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,483
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,602
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,041
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	903
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	974
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,311
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,462
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,550
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	963
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	978
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,727
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,970
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,154
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,056
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	159
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	897
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,472
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,276
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	189
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	857
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,160
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	220
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	359
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,490
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,481
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,792
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	300
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,114
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,656
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	326
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,696
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,299
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,078
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,438
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,192
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	719
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,433
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,208
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	450
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	51,393
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,194
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,199
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,264
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	40,451
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	762
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,732
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,722
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,170
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,579
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,576
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,632
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	2,292
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,220
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,000	991
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,100	9,176
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,430
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	451
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	3,072
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,536
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,720	4,111
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,440	3,799
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.430%	2/1/24	6,900	6,900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	2/1/24	48,910	48,910
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,265	3,154
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,675	6,263
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,351
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	339
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.020%	12/2/24	4,545	4,529
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,920	1,924
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	10,734	11,101
					1,130,686
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	263
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	50	52
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	311
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	283
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	257
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	256
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	204
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	142
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	160
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	22,762
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	3,815	3,715
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	2,230	2,185
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,019
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,093
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,109
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,179
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,120
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,547
					40,852
Total Tax-Exempt Municipal Bonds (Cost $72,658,509)					71,789,996

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[20]	Vanguard Municipal Cash Management Fund (Cost $208,208)	4.285%	2,081,957	208,238
Total Investments (100.1%) (Cost $72,866,717)				71,998,234
Other Assets and Liabilities—Net (-0.1%)				(96,837)
Net Assets (100%)				71,901,397
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $2,197,309,000, representing 3.1% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Non-income-producing security—security in default.
11	Step bond.
12	Securities with a value of $5,584,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	1,320	271,466	2,363
5-Year U.S. Treasury Note	March 2024	4,918	533,065	9,931
				12,294
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(1,048)	(135,421)	(8,959)
				3,335
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	71,789,996	—	71,789,996
Temporary Cash Investments	208,238	—	—	208,238
Total	208,238	71,789,996	—	71,998,234
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,294	—	—	12,294
Liabilities
Futures Contracts[1]	8,959	—	—	8,959
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.